Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Asset-Backed - Automobile - 0.3%
$ 736,650	CFMT LLC 1.39%, 09/22/2031(1)	$ 720,696
1,845,000	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	1,873,440
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	254,745
260,000	1.91%, 10/17/2033(1)	240,661
442,639	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	443,340
1,260,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	1,269,981
		4,802,863
	Asset-Backed - Student Loan - 0.1%
1,434,864	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,441,298
	Commercial Mortgage-Backed Securities - 0.1%
1,460,000	BX Trust 6.74%, 10/15/2036, 1 mo. USD Term SOFR + 1.41%(1)(2)	1,439,925
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	295,884
		1,735,809
	Other Asset-Backed Securities - 0.5%
44,704	Aaset Trust 3.84%, 05/15/2039(1)	38,445
24,791	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	24,651
	Castlelake Aircraft Structured Trust
101,577	3.47%, 01/15/2046(1)	95,518
347,325	3.97%, 04/15/2039(1)	312,630
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	696,761
410,193	1.69%, 07/15/2060(1)	383,515
160,216	1.98%, 03/15/2061(1)	141,278
195,426	5.97%, 08/15/2062(1)	190,577
1,321,979	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,219,394
168,184	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	150,453
253,166	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	199,996
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,157,705
136,408	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	123,315
66,988	MAPS Ltd. 4.46%, 03/15/2044(1)	60,793
	New Economy Assets Phase 1 Sponsor LLC
1,530,000	1.91%, 10/20/2061(1)	1,340,318
480,000	2.41%, 10/20/2061(1)	402,950
2,572,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,486,118
314,905	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	311,681
130,291	Start II Ltd. 4.09%, 03/15/2044(1)	120,532
		9,456,630
	Whole Loan Collateral CMO - 0.1%
49,247	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	47,667
	Federal National Mortgage Association Connecticut Avenue Securities
280,000	6.87%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(2)	281,207
109,818	11.33%, 10/25/2028, 30 day USD SOFR Average + 6.01%(2)	116,133
	Flagstar Mortgage Trust
572,962	2.00%, 09/25/2041(1)(3)	489,477
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% - (continued)
	Whole Loan Collateral CMO - 0.1% - (continued)
$ 271,906	4.00%, 05/25/2048(1)(3)	$ 246,493
191,260	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	178,774
72,009	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	70,714
393,641	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	368,785
	Towd Point Mortgage Trust
159,052	2.75%, 06/25/2057(1)(3)	152,249
60,013	3.00%, 01/25/2058(1)(3)	58,323
		2,009,822
	Total Asset & Commercial Mortgage-Backed Securities (cost $19,925,724)	$ 19,446,422
CORPORATE BONDS - 11.6%
	Aerospace/Defense - 0.3%
415,000	BAE Systems PLC 5.25%, 03/26/2031(1)	$ 417,017
	HEICO Corp.
1,816,000	5.25%, 08/01/2028	1,825,273
2,325,000	5.35%, 08/01/2033	2,334,717
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	526,941
		5,103,948
	Agriculture - 0.4%
	Archer-Daniels-Midland Co.
1,325,000	2.90%, 03/01/2032	1,142,162
1,109,000	4.50%, 08/15/2033	1,073,959
	Philip Morris International, Inc.
985,000	5.13%, 02/13/2031	980,010
3,537,000	5.25%, 02/13/2034	3,508,975
		6,705,106
	Airlines - 0.0%
83,254	United Airlines Pass-Through Trust 4.60%, 09/01/2027	80,336
	Auto Manufacturers - 0.0%
270,000	Daimler Truck Finance North America LLC 5.15%, 01/16/2026(1)	269,055
	Beverages - 0.1%
990,000	Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	920,395
1,590,000	Keurig Dr Pepper, Inc. 5.05%, 03/15/2029	1,594,274
		2,514,669
	Commercial Banks - 2.7%
320,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(4)	321,440
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(4)	1,447,998
1,215,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(4)	995,403
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(4)	1,686,667
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(4)	1,530,811

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.6% - (continued)
	Commercial Banks - 2.7% - (continued)
$ 2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(4)	$ 2,297,207
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(4)	595,023
2,494,000	Bank of New York Mellon Corp. 4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(4)	2,449,259
	BNP Paribas SA
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD Term SOFR + 1.37% thereafter)(1)(4)	814,070
1,640,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(4)	1,717,801
2,445,000	BPCE SA 6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(4)	2,559,215
455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(4)	454,132
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)(5)	2,530,644
2,733,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(4)	2,836,564
2,737,000	Credit Suisse AG 7.50%, 02/15/2028	2,954,060
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(4)	1,756,085
900,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	906,493
1,555,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(4)	1,570,278
1,960,000	Deutsche Bank AG 6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(4)	2,050,391
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,248,120
850,000	ING Groep NV 5.34%, 03/19/2030, (5.34% fixed rate until 03/19/2029; 6 mo. USD SOFR + 1.44% thereafter)(4)	847,785
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	535,753
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(4)	296,209
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(4)	660,824
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(4)	784,739
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,387,288
1,000,000	3.70%, 10/23/2024	989,961
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.6% - (continued)
	Commercial Banks - 2.7% - (continued)
$ 790,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(4)	$ 797,793
1,372,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(4)	1,368,931
1,545,000	UBS AG 5.65%, 09/11/2028	1,582,648
	UBS Group AG
1,695,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(4)	1,541,670
320,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(4)	335,553
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	1,541,029
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(4)	1,734,382
		47,126,226
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,856,826
600,000	5.50%, 08/11/2032(1)	586,824
380,000	5.55%, 05/30/2033(1)	373,643
470,000	5.80%, 04/15/2034(1)	470,701
475,000	5.95%, 10/15/2033(1)	480,804
715,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	717,184
895,000	ERAC USA Finance LLC 5.20%, 10/30/2034(1)	894,107
		5,380,089
	Diversified Financial Services - 0.6%
	American Express Co.
1,698,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(4)	1,679,768
195,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(4)	209,045
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,567,451
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,169,592
	Capital One Financial Corp.
455,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(4)	458,777
580,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	596,770
535,000	7.15%, 10/29/2027, (7.15% fixed rate until 10/29/2026; 6 mo. USD SOFR + 2.44% thereafter)(4)	556,934
	Intercontinental Exchange, Inc.
2,185,000	4.00%, 09/15/2027	2,120,569
816,000	4.35%, 06/15/2029	794,669
	Nasdaq, Inc.
175,000	5.95%, 08/15/2053	184,680
165,000	6.10%, 06/28/2063	175,832
		10,514,087

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.6% - (continued)
	Electric - 1.1%
$ 1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	$ 994,390
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,829,867
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	398,359
	Dominion Energy, Inc.
55,000	3.38%, 04/01/2030	50,003
607,000	5.38%, 11/15/2032	611,002
990,000	Emera U.S. Finance LP 2.64%, 06/15/2031	807,764
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	223,991
60,000	5.15%, 03/30/2026(1)	59,513
75,000	5.20%, 04/01/2028(1)	75,127
	Georgia Power Co.
3,073,000	4.70%, 05/15/2032	3,000,073
245,000	4.75%, 09/01/2040	225,696
826,000	5.13%, 05/15/2052	798,989
625,000	NextEra Energy Capital Holdings, Inc. 5.75%, 09/01/2025	627,511
	Pacific Gas & Electric Co.
2,613,300	4.50%, 07/01/2040	2,235,047
789,000	6.75%, 01/15/2053	858,876
	Public Service Enterprise Group, Inc.
990,000	5.20%, 04/01/2029	990,369
570,000	5.45%, 04/01/2034	571,687
860,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	649,803
	SCE Recovery Funding LLC
400,209	0.86%, 11/15/2033	342,907
220,000	1.94%, 05/15/2040	160,943
125,000	2.51%, 11/15/2043	86,078
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(4)(5)	1,066,542
1,241,000	Southern California Edison Co. 5.88%, 12/01/2053	1,280,845
1,471,488	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,424,257
		19,369,639
	Entertainment - 0.2%
3,341,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	3,127,677
	Food - 0.2%
480,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	464,173
2,226,000	Tyson Foods, Inc. 5.70%, 03/15/2034	2,253,744
		2,717,917
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	306,180
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,745,473
790,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	818,573
		2,870,226
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
4,706,000	3.00%, 09/23/2029(1)	4,249,492
200,000	5.38%, 12/06/2032(1)	201,939
200,000	5.75%, 12/06/2052(1)	207,325
1,595,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,589,297
		6,248,053
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.6% - (continued)
	Healthcare - Services - 0.4%
$ 285,000	Children's Hospital 2.93%, 07/15/2050	$ 183,953
714,000	Dignity Health 3.81%, 11/01/2024	703,785
450,000	HCA, Inc. 5.45%, 04/01/2031	452,739
	Humana, Inc.
655,000	5.38%, 04/15/2031	655,611
820,000	5.50%, 03/15/2053	798,432
963,000	5.88%, 03/01/2033	993,721
2,190,000	Providence St Joseph Health Obligated Group 5.40%, 10/01/2033(5)	2,225,266
175,000	Sutter Health 2.29%, 08/15/2030	150,012
320,000	Toledo Hospital 5.75%, 11/15/2038	317,777
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	301,821
645,000	4.20%, 05/15/2032	613,410
95,000	4.75%, 05/15/2052	88,215
		7,484,742
	Insurance - 0.6%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	399,811
375,000	4.38%, 06/30/2050	325,203
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,512,402
1,280,000	5.58%, 01/09/2029(1)	1,288,619
1,404,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	1,187,299
275,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	281,793
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,048,429
1,350,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,356,523
1,330,000	MetLife, Inc. 5.38%, 07/15/2033	1,357,854
		9,757,933
	Investment Company Security - 0.0%
1,120,000	JAB Holdings BV 3.75%, 05/28/2051(1)	733,332
	Lodging - 0.1%
2,003,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	1,922,499
	Machinery-Diversified - 0.2%
765,000	AGCO Corp. 5.80%, 03/21/2034	774,552
2,805,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	2,841,648
		3,616,200
	Media - 0.2%
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,883,528
567,000	Discovery Communications LLC 4.00%, 09/15/2055	388,361
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	373,918
250,000	7.30%, 07/01/2038	253,108
		2,898,915
	Mining - 0.4%
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	807,028
345,000	5.70%, 05/08/2033(1)	351,009
425,000	5.89%, 04/04/2054(1)	431,228
3,540,000	6.38%, 10/06/2030(1)	3,735,006
757,000	6.50%, 10/06/2033(1)	808,435
		6,132,706
	Oil & Gas - 0.2%
	Equinor ASA
85,000	2.88%, 04/06/2025	83,024

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.6% - (continued)
	Oil & Gas - 0.2% - (continued)
$ 2,470,000	3.00%, 04/06/2027	$ 2,343,175
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	782,449
780,000	3.13%, 07/12/2041(1)	580,699
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	572,998
		4,362,345
	Pharmaceuticals - 0.1%
	AbbVie, Inc.
1,085,000	4.95%, 03/15/2031	1,092,681
80,000	5.35%, 03/15/2044	81,692
325,000	5.40%, 03/15/2054	334,474
113,000	CVS Health Corp. 4.30%, 03/25/2028	110,315
		1,619,162
	Pipelines - 0.4%
305,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	303,207
	Columbia Pipelines Operating Co. LLC
375,000	5.93%, 08/15/2030(1)	385,075
676,000	6.50%, 08/15/2043(1)	725,212
	Energy Transfer LP
180,000	4.95%, 06/15/2028	178,466
750,000	5.00%, 05/15/2050	659,009
945,000	5.35%, 05/15/2045	872,111
160,000	5.55%, 05/15/2034	160,488
1,762,588	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,515,800
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	577,791
100,000	3.45%, 10/15/2027(1)	93,896
795,000	Targa Resources Corp. 6.15%, 03/01/2029	827,276
		6,298,331
	Real Estate Investment Trusts - 1.2%
2,410,000	American Tower Trust #1 5.49%, 03/15/2028(1)	2,431,320
	Extra Space Storage LP
435,000	5.50%, 07/01/2030	439,723
935,000	5.90%, 01/15/2031	968,120
2,612,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	2,750,893
3,259,000	Kite Realty Group LP 5.50%, 03/01/2034	3,239,815
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,835,223
400,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 04/01/2029(1)	398,874
2,610,000	Realty Income Corp. 5.13%, 02/15/2034	2,565,573
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	493,302
300,000	1.88%, 07/15/2050(1)	280,092
470,000	2.84%, 01/15/2050(1)	458,732
1,323,000	VICI Properties LP 6.13%, 04/01/2054	1,308,025
1,842,000	VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(1)	1,839,827
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	146,407
350,000	3.50%, 06/15/2029(1)	309,485
		20,465,411
	Semiconductors - 0.2%
2,704,000	Broadcom, Inc. 3.47%, 04/15/2034(1)	2,320,389
1,929,000	Intel Corp. 5.60%, 02/21/2054	1,969,509
		4,289,898
	Software - 0.4%
	Constellation Software, Inc.
225,000	5.16%, 02/16/2029(1)	224,880
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.6% - (continued)
	Software - 0.4% - (continued)
$ 2,826,000	5.46%, 02/16/2034(1)	$ 2,847,235
3,844,000	Oracle Corp. 3.65%, 03/25/2041	3,023,370
		6,095,485
	Telecommunications - 0.4%
	AT&T, Inc.
1,589,000	3.50%, 09/15/2053	1,122,832
84,000	3.65%, 06/01/2051	61,812
146,000	3.85%, 06/01/2060	105,765
1,841,000	4.30%, 12/15/2042	1,577,045
560,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	556,983
	T-Mobile USA, Inc.
3,005,000	3.38%, 04/15/2029	2,774,886
41,000	5.75%, 01/15/2054	42,533
	Verizon Communications, Inc.
500,000	2.88%, 11/20/2050	327,294
760,000	2.99%, 10/30/2056	486,878
513,000	3.00%, 11/20/2060	319,939
		7,375,967
	Trucking & Leasing - 0.3%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	2,149,205
2,850,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 03/10/2025(1)	2,804,513
		4,953,718
	Total Corporate Bonds (cost $202,891,400)	$ 200,033,672
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Israel - 0.2%
	Israel Government International Bonds
1,630,000	5.38%, 03/12/2029	$ 1,633,667
1,170,000	5.50%, 03/12/2034	1,155,305
1,166,000	5.75%, 03/12/2054	1,117,238
		3,906,210
	Mexico - 0.1%
1,400,000	Mexico Government International Bonds 6.40%, 05/07/2054	1,395,244
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
2,195,000	5.00%, 01/16/2034(1)	2,180,776
1,640,000	5.75%, 01/16/2054(1)	1,619,828
		3,800,604
	Total Foreign Government Obligations (cost $9,070,316)	$ 9,102,058
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
60,000	4.09%, 11/01/2051	$ 51,653
265,000	4.51%, 11/01/2051	243,506
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	491,980
		787,139
	General - 0.1%
174,655	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	197,282

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	General - 0.1% - (continued)
$ 540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	$ 377,754
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,342,153
		1,917,189
	General Obligation - 0.2%
2,935,000	State of Illinois, IL, GO 5.10%, 06/01/2033	2,913,637
	Tobacco - 0.0%
145,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	133,873
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
25,000	6.20%, 11/15/2026	25,287
375,000	6.67%, 11/15/2039	412,500
785,000	6.81%, 11/15/2040	872,466
		1,310,253
	Utilities - 0.1%
925,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	933,090
	Utility - Electric - 0.1%
735,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	789,899
824,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	949,135
		1,739,034
	Total Municipal Bonds (cost $10,592,507)	$ 9,734,215
U.S. GOVERNMENT AGENCIES - 0.8%
	Mortgage-Backed Agencies - 0.8%
	Federal Home Loan Mortgage Corp. - 0.4%
795,000	4.43%, 02/25/2033(3)	$ 780,945
2,242,613	5.00%, 06/01/2053	2,189,693
593,309	5.00%, 11/01/2053	579,350
278,902	5.50%, 03/01/2053	278,133
2,077,576	5.50%, 05/01/2053	2,069,232
827,633	5.50%, 09/01/2053	829,452
722,424	5.50%, 11/01/2053	719,279
1,449	5.68%, 04/01/2029, 1 yr. USD CMT + 2.24%(2)	1,438
		7,447,522
	Federal National Mortgage Association - 0.2%
2,864,077	5.00%, 11/01/2053	2,797,150
276,154	5.50%, 08/01/2053	275,305
56,015	5.84%, 10/25/2024, 30 day USD SOFR Average + 0.51%(2)	55,702
		3,128,157
	Government National Mortgage Association - 0.2%
2,127,341	2.50%, 10/20/2049	1,845,039
30,003	5.00%, 07/15/2037	30,068
1	6.00%, 06/15/2024	1
1,007	6.00%, 07/15/2026	1,021
571	6.00%, 03/15/2028	582
861	6.00%, 04/15/2028	875
21,093	6.00%, 05/15/2028	21,342
10,081	6.00%, 07/15/2028	10,251
3,530	6.00%, 08/15/2028	3,582
20,206	6.00%, 09/15/2028	20,511
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.8% - (continued)
	Mortgage-Backed Agencies - 0.8% - (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 29,768	6.00%, 10/15/2028	$ 30,142
25,451	6.00%, 11/15/2028	25,768
19,831	6.00%, 12/15/2028	20,170
451	6.00%, 12/15/2031	462
8,127	6.00%, 09/15/2032	8,430
3,259	6.00%, 11/15/2032	3,350
1,422	6.00%, 04/15/2033	1,443
36,898	6.00%, 06/15/2033	38,048
11,891	6.00%, 10/15/2033	12,228
982	6.00%, 11/15/2033	1,023
18,229	6.00%, 10/15/2034	18,555
44,580	6.00%, 01/15/2035	45,369
5,170	6.00%, 05/15/2035	5,268
5,913	6.00%, 06/15/2035	6,018
73	6.50%, 03/15/2026	75
197	6.50%, 01/15/2028	200
15,729	6.50%, 03/15/2028	16,057
26,558	6.50%, 04/15/2028	27,062
7,079	6.50%, 05/15/2028	7,227
42,830	6.50%, 06/15/2028	43,881
2,548	6.50%, 10/15/2028	2,593
770	6.50%, 02/15/2035	789
1,681	7.00%, 11/15/2031	1,706
1,015	7.00%, 03/15/2032	1,029
395,107	7.00%, 11/15/2032	412,758
39,920	7.00%, 01/15/2033	41,187
46,961	7.00%, 05/15/2033	48,189
6,189	7.00%, 07/15/2033	6,341
52,847	7.00%, 11/15/2033	54,366
18,086	7.50%, 09/16/2035	18,473
21	8.00%, 09/15/2026	21
1,160	8.00%, 12/15/2026	1,169
12	8.00%, 09/15/2027	12
1,053	8.00%, 07/15/2029	1,075
1,031	8.00%, 12/15/2029	1,036
2,577	8.00%, 01/15/2030	2,578
1,093	8.00%, 02/15/2030	1,088
513	8.00%, 03/15/2030	511
4,826	8.00%, 04/15/2030	4,830
2,743	8.00%, 05/15/2030	2,751
14,204	8.00%, 06/15/2030	14,313
783	8.00%, 07/15/2030	783
21,187	8.00%, 08/15/2030	21,291
10,026	8.00%, 09/15/2030	10,034
43,830	8.00%, 12/15/2030	44,112
		2,937,083
	Total U.S. Government Agencies (cost $13,455,163)	$ 13,512,762
U.S. GOVERNMENT SECURITIES - 17.7%
	U.S. Treasury Securities - 17.7%
	U.S. Treasury Bonds - 5.9%
10,147,700	2.50%, 02/15/2045(6)	$ 7,432,397
2,041,900	2.75%, 11/15/2047	1,528,394
7,630,100	2.88%, 05/15/2052	5,784,570
400,000	3.25%, 05/15/2042	340,562
5,288,500	3.38%, 08/15/2042	4,574,966
6,095,900	3.63%, 02/15/2053	5,362,963
6,254,900	3.63%, 05/15/2053	5,505,778
8,346,800	3.88%, 02/15/2043	7,727,637
8,002,100	3.88%, 05/15/2043	7,396,629
6,040,000	4.00%, 11/15/2042	5,698,127

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 17.7% - (continued)
	U.S. Treasury Securities - 17.7% - (continued)
	U.S. Treasury Bonds - 5.9% - (continued)
$ 6,259,200	4.00%, 11/15/2052	$ 5,895,628
2,696,900	4.13%, 08/15/2053	2,596,609
5,567,300	4.25%, 02/15/2054	5,485,530
12,050,000	4.38%, 02/15/2038	12,308,416
6,195,900	4.38%, 08/15/2043	6,131,037
6,455,900	4.50%, 02/15/2044	6,500,284
5,604,000	4.75%, 11/15/2043	5,822,031
5,881,700	4.75%, 11/15/2053	6,289,743
		102,381,301
	U.S. Treasury Notes - 11.8%
3,825,000	0.38%, 11/30/2025	3,559,192
1,080,000	0.88%, 09/30/2026	988,706
150,000	1.25%, 05/31/2028	132,779
603,000	1.25%, 09/30/2028	529,368
1,020,000	1.38%, 10/31/2028	899,034
4,505,600	1.50%, 01/31/2027	4,156,240
530,000	1.50%, 11/30/2028	469,050
2,115,000	1.63%, 10/31/2026	1,969,346
590,000	2.63%, 07/31/2029	545,450
4,670,000	2.75%, 04/30/2027	4,448,905
890,000	2.75%, 05/31/2029	829,543
1,245,000	3.13%, 08/15/2025	1,216,793
897,000	3.13%, 08/31/2027	862,066
6,555,000	3.25%, 06/30/2027	6,332,745
326,000	3.25%, 06/30/2029	311,088
414,000	3.50%, 09/15/2025	406,335
3,074,000	3.50%, 04/30/2028	2,983,461
635,000	3.50%, 04/30/2030	610,617
4,313,500	3.63%, 03/31/2028	4,207,179
1,369,000	3.63%, 05/31/2028	1,334,989
512,000	3.63%, 03/31/2030	495,940
7,134,400	3.75%, 12/31/2028	6,986,138
620,000	3.75%, 05/31/2030	604,161
1,633,000	3.75%, 06/30/2030	1,590,835
1,598,000	3.75%, 12/31/2030	1,554,866
5,122,000	3.88%, 11/30/2027	5,041,569
7,157,100	3.88%, 12/31/2027	7,044,991
685,000	3.88%, 11/30/2029	673,066
1,100,000	4.00%, 12/15/2025	1,086,680
2,186,000	4.00%, 02/15/2026	2,159,273
411,000	4.00%, 01/15/2027	406,216
8,016,000	4.00%, 02/29/2028	7,926,446
3,203,000	4.00%, 06/30/2028	3,169,093
12,700,000	4.00%, 01/31/2029	12,575,977
150,000	4.00%, 10/31/2029	148,318
483,900	4.00%, 07/31/2030	477,908
154,900	4.00%, 02/15/2034	152,480
260,000	4.13%, 06/15/2026	257,512
12,018,900	4.13%, 09/30/2027	11,930,636
3,381,200	4.13%, 10/31/2027	3,355,841
4,725,200	4.13%, 07/31/2028	4,698,252
4,097,200	4.13%, 03/31/2029	4,083,593
754,300	4.13%, 08/31/2030	749,998
11,364,000	4.25%, 01/31/2026	11,276,551
8,880,700	4.25%, 02/28/2029	8,897,351
3,953,000	4.38%, 12/15/2026	3,944,662
3,675,700	4.38%, 08/31/2028	3,692,786
4,531,000	4.38%, 11/30/2028	4,557,372
130,000	4.38%, 11/30/2030	131,173
8,602,300	4.63%, 02/28/2026	8,597,260
730,000	4.63%, 10/15/2026	732,310
866,000	4.63%, 11/15/2026	869,078
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 17.7% - (continued)
	U.S. Treasury Securities - 17.7% - (continued)
	U.S. Treasury Notes - 11.8% - (continued)
$ 4,485,000	4.63%, 09/30/2028	$ 4,552,100
1,471,000	4.75%, 07/31/2025	1,468,587
11,114,000	4.88%, 11/30/2025	11,132,234
11,962,000	4.88%, 10/31/2028	12,268,993
927,000	4.88%, 10/31/2030	961,364
9,805,900	5.00%, 08/31/2025	9,826,967
5,874,000	5.00%, 09/30/2025	5,889,373
		202,760,836
	Total U.S. Government Securities (cost $312,765,556)	$ 305,142,137
COMMON STOCKS - 66.0%
	Automobiles & Components - 0.9%
411,177	Gentex Corp.	$ 14,851,713
	Banks - 3.9%
159,152	JP Morgan Chase & Co.	31,878,146
138,889	M&T Bank Corp.	20,200,016
97,357	PNC Financial Services Group, Inc.	15,732,891
		67,811,053
	Capital Goods - 4.7%
134,202	Emerson Electric Co.	15,221,191
145,998	Fortune Brands Innovations, Inc.	12,361,651
49,909	General Dynamics Corp.	14,098,793
214,361	Johnson Controls International PLC	14,002,061
59,644	L3Harris Technologies, Inc.	12,710,136
76,238	Middleby Corp.*	12,258,308
		80,652,140
	Consumer Discretionary Distribution & Retail - 1.5%
244,293	LKQ Corp.	13,047,689
48,842	Tractor Supply Co.	12,782,928
		25,830,617
	Consumer Durables & Apparel - 0.7%
74,501	Lennar Corp. Class A	12,812,682
	Consumer Services - 3.1%
88,892	Airbnb, Inc. Class A*	14,663,624
332,943	H&R Block, Inc.	16,350,831
129,314	Starbucks Corp.	11,818,006
143,125	Wyndham Hotels & Resorts, Inc.	10,984,844
		53,817,305
	Energy - 2.0%
153,047	ConocoPhillips	19,479,822
126,965	Targa Resources Corp.	14,218,811
		33,698,633
	Equity Real Estate Investment Trusts (REITs) - 1.4%
125,411	Crown Castle, Inc. REIT	13,272,246
235,772	Gaming & Leisure Properties, Inc. REIT	10,862,016
		24,134,262
	Financial Services - 7.2%
115,707	Ares Management Corp. Class A	15,386,717
97,388	Intercontinental Exchange, Inc.	13,384,033
117,962	KKR & Co., Inc.	11,864,618
40,016	LPL Financial Holdings, Inc.	10,572,227
146,803	Morgan Stanley	13,822,970
75,742	Nasdaq, Inc.	4,779,320
135,902	Raymond James Financial, Inc.	17,452,535

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 66.0% - (continued)
	Financial Services - 7.2% - (continued)
34,075	S&P Global, Inc.	$ 14,497,209
77,890	Visa, Inc. Class A	21,737,541
		123,497,170
	Food, Beverage & Tobacco - 0.9%
480,822	Keurig Dr Pepper, Inc.	14,746,811
	Health Care Equipment & Services - 5.6%
39,029	Align Technology, Inc.*	12,798,390
198,293	Boston Scientific Corp.*	13,581,088
250,447	Centene Corp.*	19,655,080
42,198	Elevance Health, Inc.	21,881,351
58,132	UnitedHealth Group, Inc.	28,757,900
		96,673,809
	Household & Personal Products - 1.5%
617,006	Kenvue, Inc.	13,240,949
242,550	Unilever PLC ADR	12,173,584
		25,414,533
	Insurance - 1.8%
28,823	Everest Group Ltd.	11,457,142
272,787	MetLife, Inc.	20,216,245
		31,673,387
	Materials - 0.7%
367,849	Axalta Coating Systems Ltd.*	12,650,327
	Media & Entertainment - 5.2%
407,220	Alphabet, Inc. Class C*	62,003,317
95,973	Electronic Arts, Inc.	12,732,738
160,907	Omnicom Group, Inc.	15,569,362
		90,305,417
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
192,354	AstraZeneca PLC ADR	13,031,983
35,074	Eli Lilly & Co.	27,286,169
629,261	Pfizer, Inc.	17,461,993
41,312	Roche Holding AG	10,547,733
32,379	Vertex Pharmaceuticals, Inc.*	13,534,746
		81,862,624
	Real Estate Management & Development - 0.8%
141,993	CBRE Group, Inc. Class A*	13,807,399
	Semiconductors & Semiconductor Equipment - 4.3%
67,228	Analog Devices, Inc.	13,297,026
20,204	Broadcom, Inc.	26,778,584
77,807	NXP Semiconductors NV	19,278,240
89,690	QUALCOMM, Inc.	15,184,517
		74,538,367
	Software & Services - 10.2%
63,018	Accenture PLC Class A	21,842,669
34,012	Adobe, Inc.*	17,162,455
154,203	Amdocs Ltd.	13,935,325
234,019	Microsoft Corp.	98,456,474
81,454	Salesforce, Inc.	24,532,316
		175,929,239
	Technology Hardware & Equipment - 3.1%
451,045	Cisco Systems, Inc.	22,511,656
579,287	Corning, Inc.	19,093,300
63,700	F5, Inc.*	12,076,883
		53,681,839
Shares or Principal Amount			Market Value†
COMMON STOCKS - 66.0% - (continued)
	Transportation - 1.7%
210,893	Knight-Swift Transportation Holdings, Inc.		$ 11,603,333
114,375	United Parcel Service, Inc. Class B		16,999,556
			28,602,889
	Total Common Stocks (cost $695,713,429)		$ 1,136,992,216
	Total Long-Term Investments (cost $1,264,414,095)		$ 1,693,963,482
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 5,617,541	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $5,620,862; collateralized by U.S. Treasury Note at 2.63%, maturing 05/31/2027, with a market value of $5,729,933		$ 5,617,541
	Securities Lending Collateral - 0.0%
111,041	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(7)		111,041
370,139	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(7)		370,139
111,042	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(7)		111,042
111,042	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(7)		111,042
			703,264
	Total Short-Term Investments (cost $6,320,805)		$ 6,320,805
	Total Investments (cost $1,270,734,900)	98.6%	$ 1,700,284,287
	Other Assets and Liabilities	1.4%	23,448,029
	Total Net Assets	100.0%	$ 1,723,732,316
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $99,311,526, representing 5.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan.
(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2024, the market value of securities pledged was $252,686.
(7)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	13	06/18/2024	$ 1,489,922	$ (12,409)
Total futures contracts				$ (12,409)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 19,446,422	$ —	$ 19,446,422	$ —
Corporate Bonds	200,033,672	—	200,033,672	—
Foreign Government Obligations	9,102,058	—	9,102,058	—
Municipal Bonds	9,734,215	—	9,734,215	—
U.S. Government Agencies	13,512,762	—	13,512,762	—
U.S. Government Securities	305,142,137	—	305,142,137	—
Common Stocks
Automobiles & Components	14,851,713	14,851,713	—	—
Banks	67,811,053	67,811,053	—	—
Capital Goods	80,652,140	80,652,140	—	—
Consumer Discretionary Distribution & Retail	25,830,617	25,830,617	—	—
Consumer Durables & Apparel	12,812,682	12,812,682	—	—
Consumer Services	53,817,305	53,817,305	—	—
Energy	33,698,633	33,698,633	—	—
Equity Real Estate Investment Trusts (REITs)	24,134,262	24,134,262	—	—
Financial Services	123,497,170	123,497,170	—	—
Food, Beverage & Tobacco	14,746,811	14,746,811	—	—
Health Care Equipment & Services	96,673,809	96,673,809	—	—
Household & Personal Products	25,414,533	25,414,533	—	—
Insurance	31,673,387	31,673,387	—	—
Materials	12,650,327	12,650,327	—	—
Media & Entertainment	90,305,417	90,305,417	—	—
Pharmaceuticals, Biotechnology & Life Sciences	81,862,624	71,314,891	10,547,733	—
Real Estate Management & Development	13,807,399	13,807,399	—	—
Semiconductors & Semiconductor Equipment	74,538,367	74,538,367	—	—
Software & Services	175,929,239	175,929,239	—	—
Technology Hardware & Equipment	53,681,839	53,681,839	—	—
Transportation	28,602,889	28,602,889	—	—
Short-Term Investments	6,320,805	703,264	5,617,541	—
Total	$ 1,700,284,287	$ 1,127,147,747	$ 573,136,540	$ —
Liabilities
Futures Contracts(2)	$ (12,409)	$ (12,409)	$ —	$ —
Total	$ (12,409)	$ (12,409)	$ —	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
9

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 0.4%
439,627	Gentex Corp.	$ 15,879,327
	Banks - 0.5%
122,272	M&T Bank Corp.	17,783,240
	Capital Goods - 7.3%
165,555	AerCap Holdings NV*	14,388,385
54,775	Airbus SE	10,091,131
44,287	Axon Enterprise, Inc.*	13,856,517
113,695	Dover Corp.	20,145,617
104,025	Emerson Electric Co.	11,798,515
58,485	General Dynamics Corp.	16,521,428
350,600	HF Global, Inc.*(1)(2)	10,363,736
194,885	Honeywell International, Inc.	40,000,146
35,521	Lockheed Martin Corp.	16,157,437
51,779	Middleby Corp.*	8,325,545
103,370	Northrop Grumman Corp.	49,479,084
173,583	RTX Corp.	16,929,550
1,334,000	Techtronic Industries Co. Ltd.	18,126,205
84,782	Toro Co.	7,768,575
144,798	Westinghouse Air Brake Technologies Corp.	21,094,173
		275,046,044
	Commercial & Professional Services - 1.1%
223,770	Copart, Inc.*	12,960,758
27,021	Dayforce, Inc.*	1,789,061
204,327	Genpact Ltd.	6,732,575
159,071	Leidos Holdings, Inc.	20,852,617
		42,335,011
	Consumer Discretionary Distribution & Retail - 5.1%
627,990	Amazon.com, Inc.*	113,276,836
19,729	Floor & Decor Holdings, Inc. Class A*	2,557,273
7,667	O'Reilly Automotive, Inc.*	8,655,123
56,457	Ross Stores, Inc.	8,285,629
530,424	TJX Cos., Inc.	53,795,602
115,140	Tory Burch LLC*(1)(2)	5,775,406
		192,345,869
	Consumer Durables & Apparel - 1.5%
10,099	Deckers Outdoor Corp.*	9,505,785
22,540	Lululemon Athletica, Inc.*	8,805,251
267,097	NIKE, Inc. Class B	25,101,776
292	NVR, Inc.*	2,365,188
259,654	On Holding AG Class A*	9,186,559
		54,964,559
	Consumer Services - 2.2%
380,122	DraftKings, Inc. Class A*	17,261,340
272,837	Las Vegas Sands Corp.	14,105,673
138,452	McDonald's Corp.	39,036,541
164,381	Wyndham Hotels & Resorts, Inc.	12,616,242
		83,019,796
	Consumer Staples Distribution & Retail - 0.7%
63,690	Dollar Tree, Inc.*	8,480,323
199,316	Sysco Corp.	16,180,473
		24,660,796
	Energy - 4.3%
287,278	Canadian Natural Resources Ltd.	21,925,057
28,730	Cheniere Energy, Inc.	4,633,575
154,323	Chevron Corp.	24,342,910
107,144	ConocoPhillips	13,637,288
78,136	Diamondback Energy, Inc.	15,484,211
361,359	Enbridge, Inc.	13,058,597
403,624	Halliburton Co.	15,910,858
592,982	Schlumberger NV	32,501,344
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Energy - 4.3% - (continued)
22,764	Targa Resources Corp.	$ 2,549,340
474,451	Williams Cos., Inc.	18,489,356
		162,532,536
	Equity Real Estate Investment Trusts (REITs) - 3.1%
349,852	American Tower Corp. REIT	69,127,257
51,311	AvalonBay Communities, Inc. REIT	9,521,269
17,779	Equinix, Inc. REIT	14,673,542
61,604	Extra Space Storage, Inc. REIT	9,055,788
338,588	UDR, Inc. REIT	12,666,577
		115,044,433
	Financial Services - 8.1%
222,543	American Express Co.	50,670,816
310,361	Bank of New York Mellon Corp.	17,883,001
191,835	Block, Inc.*	16,225,404
247,582	Charles Schwab Corp.	17,910,082
50,063	Corpay, Inc.*	15,446,438
346,542	Equitable Holdings, Inc.	13,172,061
2,039	Hamilton Lane, Inc. Class A	229,918
80,393	KKR & Co., Inc.	8,085,928
43,071	Mastercard, Inc. Class A	20,741,701
302,892	Morgan Stanley	28,520,311
2,761	Morningstar, Inc.	851,410
173,427	Raymond James Financial, Inc.	22,271,495
177,851	TPG, Inc.	7,949,940
197,614	Tradeweb Markets, Inc. Class A	20,585,450
161,855	Visa, Inc. Class A	45,170,493
208,674	Voya Financial, Inc.	15,425,182
10,705	WEX, Inc.*	2,542,759
		303,682,389
	Food, Beverage & Tobacco - 3.3%
29,308	Celsius Holdings, Inc.*	2,430,219
271,109	Coca-Cola Co.	16,586,449
76,806	Constellation Brands, Inc. Class A	20,872,799
330,300	Keurig Dr Pepper, Inc.	10,130,301
237,533	Kraft Heinz Co.	8,764,968
124,930	Monster Beverage Corp.*	7,405,850
225,137	PepsiCo, Inc.	39,401,226
312,075	Tyson Foods, Inc. Class A	18,328,165
		123,919,977
	Health Care Equipment & Services - 6.4%
111,404	agilon health, Inc.*	679,564
275,113	Centene Corp.*	21,590,868
83,912	Dexcom, Inc.*	11,638,594
107,768	Encompass Health Corp.	8,899,482
40,238	Humana, Inc.	13,951,319
35,355	Intuitive Surgical, Inc.*	14,109,827
268,800	Medtronic PLC	23,425,920
134,593	Quest Diagnostics, Inc.	17,915,674
37,949	Shockwave Medical, Inc.*	12,357,333
111,515	Stryker Corp.	39,907,873
39,926	Teleflex, Inc.	9,030,064
132,196	UnitedHealth Group, Inc.	65,397,361
10,147	Veeva Systems, Inc. Class A*	2,350,959
		241,254,838
	Household & Personal Products - 3.3%
404,900	Colgate-Palmolive Co.	36,461,245
52,038	elf Beauty, Inc.*	10,201,009
1,022,773	Kenvue, Inc.	21,948,709
243,367	Procter & Gamble Co.	39,486,296
347,790	Unilever PLC	17,459,684
		125,556,943
	Insurance - 4.7%
143,171	Allstate Corp.	24,770,015
241,058	Chubb Ltd.	62,465,359

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Insurance - 4.7% - (continued)
48,228	Everest Group Ltd.	$ 19,170,630
135,440	Globe Life, Inc.	15,761,153
195,418	Marsh & McLennan Cos., Inc.	40,252,199
199,998	MetLife, Inc.	14,821,852
		177,241,208
	Materials - 3.6%
131,630	CRH PLC	11,360,982
167,033	FMC Corp.	10,640,002
204,881	Freeport-McMoRan, Inc.	9,633,505
100,916	Linde PLC	46,857,317
98,411	PPG Industries, Inc.	14,259,754
48,971	Reliance, Inc.	16,365,129
279,168	Rio Tinto PLC ADR	17,794,168
30,125	Vulcan Materials Co.	8,221,715
		135,132,572
	Media & Entertainment - 8.6%
611,334	Alphabet, Inc. Class A*	92,268,641
220,915	Alphabet, Inc. Class C*	33,636,518
82,191	Electronic Arts, Inc.	10,904,280
169,923	Liberty Media Corp.-Liberty Formula One Class C*	11,146,949
155,115	Live Nation Entertainment, Inc.*	16,406,513
199,666	Meta Platforms, Inc. Class A	96,953,816
30,262	Netflix, Inc.*	18,379,020
411,169	Pinterest, Inc. Class A*	14,255,229
48,044	Spotify Technology SA*	12,678,812
140,624	Walt Disney Co.	17,206,753
		323,836,531
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
113,695	Agilent Technologies, Inc.	16,543,759
32,125	Apellis Pharmaceuticals, Inc.*	1,888,308
331,570	AstraZeneca PLC ADR	22,463,868
229,367	Danaher Corp.	57,277,527
45,538	Eli Lilly & Co.	35,426,742
200,844	Exact Sciences Corp.*	13,870,287
138,336	Novartis AG	13,399,002
920,786	Pfizer, Inc.	25,551,812
73,445	PTC Therapeutics, Inc.*	2,136,515
14,395	Sarepta Therapeutics, Inc.*	1,863,577
41,596	Ultragenyx Pharmaceutical, Inc.*	1,942,117
53,076	United Therapeutics Corp.*	12,192,619
24,425	Vertex Pharmaceuticals, Inc.*	10,209,894
		214,766,027
	Real Estate Management & Development - 0.3%
132,125	CoStar Group, Inc.*	12,763,275
	Semiconductors & Semiconductor Equipment - 8.8%
26,990	Advanced Micro Devices, Inc.*	4,871,425
18,473	Broadcom, Inc.	24,484,299
87,698	Enphase Energy, Inc.*	10,609,704
74,516	First Solar, Inc.*	12,578,301
281,163	Micron Technology, Inc.	33,146,306
15,157	MKS Instruments, Inc.	2,015,881
3,143	Monolithic Power Systems, Inc.	2,129,131
165,281	NVIDIA Corp.	149,341,300
101,374	NXP Semiconductors NV	25,117,436
128,199	QUALCOMM, Inc.	21,704,091
33,204	Rambus, Inc.*	2,052,339
251,667	Texas Instruments, Inc.	43,842,908
		331,893,121
	Software & Services - 9.8%
111,563	Accenture PLC Class A	38,668,851
31,326	Adobe, Inc.*	15,807,100
91,297	Datadog, Inc. Class A*	11,284,309
41,151	Dynatrace, Inc.*	1,911,052
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Software & Services - 9.8% - (continued)
114,050	Gitlab, Inc. Class A*		$ 6,651,396
3,934	HubSpot, Inc.*		2,464,887
501,383	Microsoft Corp.		210,941,856
25,168	MongoDB, Inc.*		9,026,252
74,780	Salesforce, Inc.		22,522,240
24,351	ServiceNow, Inc.*		18,565,202
5,611	Sharecare, Inc. Earnout*(1)(2)		43
86,704	Shopify, Inc. Class A*		6,690,948
50,513	Snowflake, Inc. Class A*		8,162,901
57,438	Workday, Inc. Class A*		15,666,215
			368,363,252
	Technology Hardware & Equipment - 4.8%
844,288	Apple, Inc.		144,778,506
8,610	CDW Corp.		2,202,266
315,573	Flex Ltd.*		9,028,543
127,575	Samsung Electronics Co. Ltd.		7,666,938
189,335	Seagate Technology Holdings PLC		17,617,622
			181,293,875
	Telecommunication Services - 0.6%
132,410	T-Mobile U.S., Inc.		21,611,960
	Transportation - 2.5%
373,991	Delta Air Lines, Inc.		17,902,949
10,432	JB Hunt Transport Services, Inc.		2,078,576
307,241	Knight-Swift Transportation Holdings, Inc.		16,904,400
165,572	Uber Technologies, Inc.*		12,747,388
77,777	Union Pacific Corp.		19,127,698
158,143	United Parcel Service, Inc. Class B		23,504,794
			92,265,805
	Utilities - 1.6%
249,847	Edison International		17,671,678
646,609	Exelon Corp.		24,293,100
1,338,914	Iberdrola SA		16,629,785
40,535	Vistra Corp.		2,823,263
			61,417,826
	Total Common Stocks (cost $2,600,264,695)		$ 3,698,611,210
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(3)		$ 56
	Total Convertible Preferred Stocks (cost $679,566)		$ 56
	Total Long-Term Investments (cost $2,600,944,261)		$ 3,698,611,266
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 13,080,280	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $13,088,012; collateralized by U.S. Treasury Note at 2.63%-4.25%, maturing 03/15/2027-05/31/2027, with a market value of $13,341,954		$ 13,080,280
	Total Short-Term Investments (cost $13,080,280)		$ 13,080,280
	Total Investments (cost $2,614,024,541)	98.6%	$ 3,711,691,546
	Other Assets and Liabilities	1.4%	52,712,042
	Total Net Assets	100.0%	$ 3,764,403,588

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $16,139,241 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$ 4,713,607	$ 10,363,736
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	56
07/2021	Sharecare, Inc. Earnout	5,611	—	43
11/2013	Tory Burch LLC	115,140	9,024,247	5,775,406
			$ 14,417,420	$ 16,139,241

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	197	06/21/2024	$ 52,288,725	$ 818,595
Total futures contracts				$ 818,595
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 15,879,327	$ 15,879,327	$ —	$ —
Banks	17,783,240	17,783,240	—	—
Capital Goods	275,046,044	236,464,972	28,217,336	10,363,736
Commercial & Professional Services	42,335,011	42,335,011	—	—
Consumer Discretionary Distribution & Retail	192,345,869	186,570,463	—	5,775,406
Consumer Durables & Apparel	54,964,559	54,964,559	—	—
Consumer Services	83,019,796	83,019,796	—	—
Consumer Staples Distribution & Retail	24,660,796	24,660,796	—	—
Energy	162,532,536	162,532,536	—	—
Equity Real Estate Investment Trusts (REITs)	115,044,433	115,044,433	—	—
Financial Services	303,682,389	303,682,389	—	—
Food, Beverage & Tobacco	123,919,977	123,919,977	—	—
Health Care Equipment & Services	241,254,838	241,254,838	—	—
Household & Personal Products	125,556,943	108,097,259	17,459,684	—
Insurance	177,241,208	177,241,208	—	—
Materials	135,132,572	123,771,590	11,360,982	—
Media & Entertainment	323,836,531	323,836,531	—	—
Pharmaceuticals, Biotechnology & Life Sciences	214,766,027	201,367,025	13,399,002	—
Real Estate Management & Development	12,763,275	12,763,275	—	—
Semiconductors & Semiconductor Equipment	331,893,121	331,893,121	—	—
Software & Services	368,363,252	368,363,209	—	43
Technology Hardware & Equipment	181,293,875	173,626,937	7,666,938	—
Telecommunication Services	21,611,960	21,611,960	—	—
Transportation	92,265,805	92,265,805	—	—
Utilities	61,417,826	44,788,041	16,629,785	—
Convertible Preferred Stocks	56	—	—	56
Short-Term Investments	13,080,280	—	13,080,280	—
Futures Contracts(2)	818,595	818,595	—	—
Total	$ 3,712,510,141	$ 3,588,556,893	$ 107,814,007	$ 16,139,241

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
13

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Banks - 4.8%
1,143,356	Bank of America Corp.	$ 43,356,059
380,510	JP Morgan Chase & Co.	76,216,153
135,346	PNC Financial Services Group, Inc.	21,871,914
		141,444,126
	Capital Goods - 7.8%
173,922	AMETEK, Inc.	31,810,334
70,403	Deere & Co.	28,917,328
185,197	Emerson Electric Co.	21,005,044
94,596	General Dynamics Corp.	26,722,424
113,233	IDEX Corp.	27,631,117
117,261	Illinois Tool Works, Inc.	31,464,644
305,020	Ingersoll Rand, Inc.	28,961,649
351,919	RTX Corp.	34,322,660
		230,835,200
	Commercial & Professional Services - 0.9%
133,944	Republic Services, Inc.	25,642,239
	Consumer Discretionary Distribution & Retail - 7.5%
848,455	Amazon.com, Inc.*	153,044,313
10,809	AutoZone, Inc.*	34,066,185
310,064	TJX Cos., Inc.	31,446,691
38,805	Tory Burch LLC(1)(2)	1,946,460
		220,503,649
	Consumer Durables & Apparel - 0.6%
185,873	NIKE, Inc. Class B	17,468,345
	Consumer Services - 2.0%
106,095	Marriott International, Inc. Class A	26,768,829
117,905	McDonald's Corp.	33,243,315
		60,012,144
	Energy - 3.5%
289,308	ConocoPhillips	36,823,122
227,766	EOG Resources, Inc.	29,117,605
144,509	EQT Corp.	5,356,949
121,880	Phillips 66	19,907,879
220,154	Schlumberger NV	12,066,641
		103,272,196
	Equity Real Estate Investment Trusts (REITs) - 1.5%
203,346	Prologis, Inc. REIT	26,479,716
191,369	Welltower, Inc. REIT	17,881,520
		44,361,236
	Financial Services - 5.8%
163,524	American Express Co.	37,232,779
405,764	Charles Schwab Corp.	29,352,968
136,040	Mastercard, Inc. Class A	65,512,783
434,429	Morgan Stanley	40,905,835
		173,004,365
	Food, Beverage & Tobacco - 1.8%
101,864	Constellation Brands, Inc. Class A	27,682,561
437,677	Monster Beverage Corp.*	25,945,492
		53,628,053
	Health Care Equipment & Services - 5.4%
350,065	Abbott Laboratories	39,788,388
486,762	Boston Scientific Corp.*	33,338,329
102,433	Cencora, Inc.	24,890,195
123,131	UnitedHealth Group, Inc.	60,912,906
		158,929,818
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Household & Personal Products - 3.3%
220,551	Estee Lauder Cos., Inc. Class A	$ 33,997,936
394,923	Procter & Gamble Co.	64,076,257
		98,074,193
	Insurance - 3.3%
249,232	Arch Capital Group Ltd.*	23,039,006
150,858	Chubb Ltd.	39,091,833
171,980	Progressive Corp.	35,568,904
		97,699,743
	Materials - 1.5%
76,862	Linde PLC	35,688,564
64,614	PPG Industries, Inc.	9,362,568
		45,051,132
	Media & Entertainment - 9.4%
928,035	Alphabet, Inc. Class A*	140,068,323
208,437	Meta Platforms, Inc. Class A	101,212,838
62,203	Netflix, Inc.*	37,777,748
		279,058,909
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
129,961	Danaher Corp.	32,453,861
90,022	Eli Lilly & Co.	70,033,515
414,480	Merck & Co., Inc.	54,690,636
25,389	Regeneron Pharmaceuticals, Inc.*	24,436,659
59,354	Thermo Fisher Scientific, Inc.	34,497,138
59,640	Vertex Pharmaceuticals, Inc.*	24,930,116
157,812	Zoetis, Inc.	26,703,369
		267,745,294
	Semiconductors & Semiconductor Equipment - 9.7%
49,587	Broadcom, Inc.	65,723,106
48,890	KLA Corp.	34,153,087
172,045	NVIDIA Corp.	155,452,980
185,550	Texas Instruments, Inc.	32,324,666
		287,653,839
	Software & Services - 11.8%
84,996	Accenture PLC Class A	29,460,464
528,193	Microsoft Corp.	222,221,359
48,792	Roper Technologies, Inc.	27,364,505
142,575	Salesforce, Inc.	42,940,738
100,088	Workday, Inc. Class A*	27,299,002
		349,286,068
	Technology Hardware & Equipment - 7.0%
802,070	Apple, Inc.	137,538,964
135,263	CDW Corp.	34,597,570
102,383	Motorola Solutions, Inc.	36,343,917
		208,480,451
	Utilities - 2.8%
368,819	American Electric Power Co., Inc.	31,755,316
314,043	Duke Energy Corp.	30,371,099
1,197,332	PG&E Corp.	20,067,284
		82,193,699
	Total Common Stocks (cost $1,655,433,597)	$ 2,944,344,699
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)	$ 3,069,880

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2% - (continued)
	Software & Services - 0.2% - (continued)
287,204	Lookout, Inc. Series F*(1)(2)(3)		$ 2,510,163
	Total Convertible Preferred Stocks (cost $6,240,761)		$ 5,580,043
	Total Long-Term Investments (cost $1,661,674,358)		$ 2,949,924,742
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 108,185	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $108,249; collateralized by U.S. Treasury Note at 4.25%, maturing 03/15/2027, with a market value of $110,420		$ 108,185
	Total Short-Term Investments (cost $108,185)		$ 108,185
	Total Investments (cost $1,661,782,543)	99.7%	$ 2,950,032,927
	Other Assets and Liabilities	0.3%	8,685,028
	Total Net Assets	100.0%	$ 2,958,717,955
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,526,503 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	$ 2,960,001	$ 3,069,880
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,510,163
11/2013	Tory Burch LLC	38,805	3,041,403	1,946,460
			$ 9,282,164	$ 7,526,503

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

15

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 141,444,126	$ 141,444,126	$ —	$ —
Capital Goods	230,835,200	230,835,200	—	—
Commercial & Professional Services	25,642,239	25,642,239	—	—
Consumer Discretionary Distribution & Retail	220,503,649	218,557,189	—	1,946,460
Consumer Durables & Apparel	17,468,345	17,468,345	—	—
Consumer Services	60,012,144	60,012,144	—	—
Energy	103,272,196	103,272,196	—	—
Equity Real Estate Investment Trusts (REITs)	44,361,236	44,361,236	—	—
Financial Services	173,004,365	173,004,365	—	—
Food, Beverage & Tobacco	53,628,053	53,628,053	—	—
Health Care Equipment & Services	158,929,818	158,929,818	—	—
Household & Personal Products	98,074,193	98,074,193	—	—
Insurance	97,699,743	97,699,743	—	—
Materials	45,051,132	45,051,132	—	—
Media & Entertainment	279,058,909	279,058,909	—	—
Pharmaceuticals, Biotechnology & Life Sciences	267,745,294	267,745,294	—	—
Semiconductors & Semiconductor Equipment	287,653,839	287,653,839	—	—
Software & Services	349,286,068	349,286,068	—	—
Technology Hardware & Equipment	208,480,451	208,480,451	—	—
Utilities	82,193,699	82,193,699	—	—
Convertible Preferred Stocks	5,580,043	—	—	5,580,043
Short-Term Investments	108,185	—	108,185	—
Total	$ 2,950,032,927	$ 2,942,398,239	$ 108,185	$ 7,526,503

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
16

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 7.1%
1,295,804	Bank of America Corp.	$ 49,136,887
506,743	JP Morgan Chase & Co.	101,500,623
1,821,705	Wells Fargo & Co.	105,586,022
		256,223,532
	Capital Goods - 7.7%
204,254	Airbus SE	37,629,464
138,676	General Dynamics Corp.	39,174,583
87,690	Honeywell International, Inc.	17,998,372
769,806	Johnson Controls International PLC	50,283,728
98,025	Lockheed Martin Corp.	44,588,632
492,278	Otis Worldwide Corp.	48,868,437
273,098	Westinghouse Air Brake Technologies Corp.	39,784,917
		278,328,133
	Consumer Discretionary Distribution & Retail - 3.3%
131,179	Home Depot, Inc.	50,320,264
97,596	Lowe's Cos., Inc.	24,860,629
439,900	TJX Cos., Inc.	44,614,658
		119,795,551
	Consumer Staples Distribution & Retail - 0.6%
271,939	Sysco Corp.	22,076,008
	Energy - 8.6%
393,696	Chevron Corp.	62,101,607
548,180	ConocoPhillips	69,772,350
659,785	Coterra Energy, Inc.	18,394,806
305,104	Diamondback Energy, Inc.	60,462,460
883,233	TotalEnergies SE ADR	60,792,927
1,084,940	Williams Cos., Inc.	42,280,112
		313,804,262
	Equity Real Estate Investment Trusts (REITs) - 3.2%
284,066	American Tower Corp. REIT	56,128,601
1,145,235	Host Hotels & Resorts, Inc. REIT	23,683,460
121,330	Public Storage REIT	35,192,980
		115,005,041
	Financial Services - 7.3%
244,022	American Express Co.	55,561,369
39,880	BlackRock, Inc.	33,247,956
335,704	Charles Schwab Corp.	24,284,827
508,182	Morgan Stanley	47,850,417
99,664	S&P Global, Inc.	42,402,049
224,145	Visa, Inc. Class A	62,554,387
		265,901,005
	Food, Beverage & Tobacco - 3.9%
974,304	Keurig Dr Pepper, Inc.	29,881,904
295,153	Mondelez International, Inc. Class A	20,660,710
582,394	Philip Morris International, Inc.	53,358,938
625,061	Tyson Foods, Inc. Class A	36,709,833
		140,611,385
	Health Care Equipment & Services - 7.1%
163,974	Becton Dickinson & Co.	40,575,366
99,501	Elevance Health, Inc.	51,595,249
127,126	HCA Healthcare, Inc.	42,400,335
591,534	Medtronic PLC	51,552,188
146,130	UnitedHealth Group, Inc.	72,290,511
		258,413,649
	Household & Personal Products - 2.1%
931,635	Kenvue, Inc.	19,992,887
1,136,322	Unilever PLC ADR	57,032,001
		77,024,888
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Insurance - 3.2%
553,633	American International Group, Inc.	$ 43,277,492
89,678	Chubb Ltd.	23,238,260
585,100	Principal Financial Group, Inc.	50,499,981
		117,015,733
	Materials - 4.4%
3,733,410	Amcor PLC	35,504,729
626,084	BHP Group Ltd. ADR(1)	36,118,786
275,205	Celanese Corp.	47,296,731
623,461	FMC Corp.	39,714,466
		158,634,712
	Media & Entertainment - 7.9%
1,170,495	Alphabet, Inc. Class A*	176,662,811
694,766	Comcast Corp. Class A	30,118,106
373,695	Omnicom Group, Inc.	36,158,728
371,484	Walt Disney Co.	45,454,782
		288,394,427
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
254,772	Agilent Technologies, Inc.	37,071,874
688,423	AstraZeneca PLC ADR	46,640,658
214,085	Gilead Sciences, Inc.	15,681,726
485,072	Merck & Co., Inc.	64,005,250
425,336	Novartis AG ADR	41,142,751
1,808,662	Pfizer, Inc.	50,190,371
		254,732,630
	Semiconductors & Semiconductor Equipment - 5.6%
589,597	Intel Corp.	26,042,500
577,783	Micron Technology, Inc.	68,114,838
426,636	QUALCOMM, Inc.	72,229,475
212,026	Texas Instruments, Inc.	36,937,049
		203,323,862
	Software & Services - 8.4%
121,482	Accenture PLC Class A	42,106,876
827,702	Cognizant Technology Solutions Corp. Class A	60,662,280
480,771	Microsoft Corp.	202,269,975
		305,039,131
	Technology Hardware & Equipment - 3.6%
492,802	Apple, Inc.	84,505,687
933,397	Cisco Systems, Inc.	46,585,844
		131,091,531
	Telecommunication Services - 0.7%
583,370	Verizon Communications, Inc.	24,478,205
	Transportation - 1.0%
1,273,380	Southwest Airlines Co.	37,169,962
	Utilities - 5.7%
661,835	American Electric Power Co., Inc.	56,983,994
200,568	Constellation Energy Corp.	37,074,995
427,120	Duke Energy Corp.	41,306,775
787,957	Exelon Corp.	29,603,544
573,361	Sempra	41,184,521
		206,153,829
	Total Common Stocks (cost $2,137,852,532)	$ 3,573,217,476

17

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 11,473,665	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $11,480,447; collateralized by U.S. Treasury Note at 3.75%, maturing 2/31/2030, with a market value of $11,703,182		$ 11,473,665
	Securities Lending Collateral - 0.2%
1,065,634	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		1,065,634
3,552,113	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		3,552,113
1,065,634	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		1,065,634
1,065,634	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		1,065,634
			6,749,015
	Total Short-Term Investments (cost $18,222,680)		$ 18,222,680
	Total Investments (cost $2,156,075,212)	98.9%	$ 3,591,440,156
	Other Assets and Liabilities	1.1%	39,386,174
	Total Net Assets	100.0%	$ 3,630,826,330
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 256,223,532	$ 256,223,532	$ —	$ —
Capital Goods	278,328,133	240,698,669	37,629,464	—
Consumer Discretionary Distribution & Retail	119,795,551	119,795,551	—	—
Consumer Staples Distribution & Retail	22,076,008	22,076,008	—	—
Energy	313,804,262	313,804,262	—	—
Equity Real Estate Investment Trusts (REITs)	115,005,041	115,005,041	—	—
Financial Services	265,901,005	265,901,005	—	—
Food, Beverage & Tobacco	140,611,385	140,611,385	—	—
Health Care Equipment & Services	258,413,649	258,413,649	—	—
Household & Personal Products	77,024,888	77,024,888	—	—
Insurance	117,015,733	117,015,733	—	—
Materials	158,634,712	158,634,712	—	—
Media & Entertainment	288,394,427	288,394,427	—	—
Pharmaceuticals, Biotechnology & Life Sciences	254,732,630	254,732,630	—	—
Semiconductors & Semiconductor Equipment	203,323,862	203,323,862	—	—
Software & Services	305,039,131	305,039,131	—	—
Technology Hardware & Equipment	131,091,531	131,091,531	—	—
Telecommunication Services	24,478,205	24,478,205	—	—
Transportation	37,169,962	37,169,962	—	—
Utilities	206,153,829	206,153,829	—	—
Short-Term Investments	18,222,680	6,749,015	11,473,665	—
Total	$ 3,591,440,156	$ 3,542,337,027	$ 49,103,129	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
18

Hartford Healthcare HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Biotechnology - 18.7%
18,845	AbbVie, Inc.	$ 3,431,675
11,545	Akero Therapeutics, Inc.*	291,627
17,684	Alkermes PLC*	478,706
4,432	Alnylam Pharmaceuticals, Inc.*	662,362
1,870	Amgen, Inc.	531,678
10,027	Apellis Pharmaceuticals, Inc.*	589,387
2,632	Argenx SE ADR*	1,036,271
4,209	Ascendis Pharma AS ADR*	636,275
47,398	Autolus Therapeutics PLC ADR*	302,399
3,769	Biogen, Inc.*	812,709
4,317	Blueprint Medicines Corp.*	409,511
10,995	Bridgebio Pharma, Inc.*	339,965
14,647	Celldex Therapeutics, Inc.*	614,735
12,660	Crinetics Pharmaceuticals, Inc.*	592,615
8,300	Cytokinetics, Inc.*	581,913
9,220	Exact Sciences Corp.*	636,733
1,472	Genmab AS*	441,348
12,836	Genus PLC	285,518
5,320	Gilead Sciences, Inc.	389,690
30,125	Immatics NV*	316,614
9,207	Immunocore Holdings PLC ADR*	598,455
5,268	Legend Biotech Corp. ADR*	295,482
10,840	Merus NV*	488,125
3,856	Moderna, Inc.*	410,895
4,712	Morphic Holding, Inc.*	165,862
5,721	Prothena Corp. PLC*	141,709
8,468	PTC Therapeutics, Inc.*	246,334
2,472	Regeneron Pharmaceuticals, Inc.*	2,379,275
19,460	REVOLUTION Medicines, Inc.*	627,196
16,735	Rocket Pharmaceuticals, Inc.*	450,841
4,248	Sarepta Therapeutics, Inc.*	549,946
20,200	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	400,987
7,290	Soleno Therapeutics, Inc.*	312,012
19,231	Syndax Pharmaceuticals, Inc.*	457,698
9,251	Ultragenyx Pharmaceutical, Inc.*	431,929
3,231	United Therapeutics Corp.*	742,225
6,990	Vaxcyte, Inc.*	477,487
18,294	Veracyte, Inc.*	405,395
7,664	Vertex Pharmaceuticals, Inc.*	3,203,629
9,265	Xenon Pharmaceuticals, Inc.*	398,858
11,383	Zai Lab Ltd. ADR*	182,356
		26,748,427
	Health Care Distributors - 2.1%
12,346	Cencora, Inc.	2,999,955
	Health Care Equipment - 15.4%
24,981	Abbott Laboratories	2,839,341
58,809	Boston Scientific Corp.*	4,027,828
17,602	Dexcom, Inc.*	2,441,397
5,296	DiaSorin SpA	511,089
28,582	Edwards Lifesciences Corp.*	2,731,296
14,240	Hologic, Inc.*	1,110,150
9,031	Inari Medical, Inc.*	433,307
1,130	Inspire Medical Systems, Inc.*	242,713
5,770	Insulet Corp.*	988,978
6,004	Shockwave Medical, Inc.*	1,955,083
6,994	Smith & Nephew PLC	87,558
11,277	Stryker Corp.	4,035,700
2,977	Teleflex, Inc.	673,308
		22,077,748
	Health Care Facilities - 5.1%
24,301	Acadia Healthcare Co., Inc.*	1,925,125
13,067	Encompass Health Corp.	1,079,073
10,833	HCA Healthcare, Inc.	3,613,131
22,421	Surgery Partners, Inc.*	668,818
		7,286,147
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Health Care Services - 3.0%
7,534	Addus HomeCare Corp.*	$ 778,563
105,937	agilon health, Inc.*	646,216
6,082	Laboratory Corp. of America Holdings	1,328,674
29,290	Option Care Health, Inc.*	982,387
27,050	Privia Health Group, Inc.*	529,909
		4,265,749
	Health Care Technology - 0.6%
24,660	Evolent Health, Inc. Class A*	808,601
	Life Sciences Tools & Services - 12.4%
14,932	Agilent Technologies, Inc.	2,172,755
6,336	Bio-Techne Corp.	445,991
21,408	Danaher Corp.	5,346,006
5,727	ICON PLC*	1,923,986
8,722	Illumina, Inc.*	1,197,705
16,508	Qiagen NV*	709,679
4,590	Repligen Corp.*	844,193
1,268	Tecan Group AG	525,370
6,125	Thermo Fisher Scientific, Inc.	3,559,911
2,949	Waters Corp.*	1,015,134
		17,740,730
	Managed Health Care - 11.7%
38,547	Centene Corp.*	3,025,168
5,996	Humana, Inc.	2,078,933
5,455	Molina Healthcare, Inc.*	2,241,078
19,118	UnitedHealth Group, Inc.	9,457,675
		16,802,854
	Pharmaceuticals - 28.8%
36,421	AstraZeneca PLC ADR	2,467,523
26,100	Chugai Pharmaceutical Co. Ltd.	997,422
59,735	Daiichi Sankyo Co. Ltd.	1,900,700
20,809	Eisai Co. Ltd.	857,097
45,874	Elanco Animal Health, Inc.*	746,829
20,140	Eli Lilly & Co.	15,668,114
12,515	Galderma Group AG*	879,110
46,993	GSK PLC	1,008,957
14,280	Longboard Pharmaceuticals, Inc.*	308,448
69,584	Merck & Co., Inc.	9,181,609
9,744	Novartis AG	943,788
17,500	Otsuka Holdings Co. Ltd.	726,920
38,467	Pfizer, Inc.	1,067,459
12,185	Structure Therapeutics, Inc. ADR*	522,249
7,120	UCB SA	878,942
23,038	Verona Pharma PLC ADR*	370,681
15,887	Zoetis, Inc.	2,688,239
		41,214,087
	Total Common Stocks (cost $93,858,770)	$ 139,944,298
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(1)(2)	$ 903
	Total Rights (cost $903)	$ 903
	Total Long-Term Investments (cost $93,859,673)	$ 139,945,201

19

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 418,476	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $418,723; collateralized by U.S. Treasury Note at 4.25%, maturing 03/15/2027, with a market value of $426,906		$ 418,476
	Total Short-Term Investments (cost $418,476)		$ 418,476
	Total Investments (cost $94,278,149)	98.1%	$ 140,363,677
	Other Assets and Liabilities	1.9%	2,695,979
	Total Net Assets	100.0%	$ 143,059,656
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Currently no expiration date available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 26,748,427	$ 25,620,574	$ 1,127,853	$ —
Health Care Distributors	2,999,955	2,999,955	—	—
Health Care Equipment	22,077,748	21,479,101	598,647	—
Health Care Facilities	7,286,147	7,286,147	—	—
Health Care Services	4,265,749	4,265,749	—	—
Health Care Technology	808,601	808,601	—	—
Life Sciences Tools & Services	17,740,730	17,215,360	525,370	—
Managed Health Care	16,802,854	16,802,854	—	—
Pharmaceuticals	41,214,087	33,900,261	7,313,826	—
Rights	903	—	—	903
Short-Term Investments	418,476	—	418,476	—
Total	$ 140,363,677	$ 130,378,602	$ 9,984,172	$ 903

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
20

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Australia - 1.8%
250,108	Rio Tinto PLC	$ 15,813,042
	Brazil - 2.1%
1,008,509	Localiza Rent a Car SA	10,995,189
281,484	XP, Inc. Class A	7,222,880
		18,218,069
	Canada - 8.7%
109,085	Cameco Corp.	4,722,413
150,057	Canadian Pacific Kansas City Ltd.	13,230,451
683,748	Cenovus Energy, Inc.	13,669,407
3,999	Constellation Software, Inc.	10,923,406
125,417	RB Global, Inc.	9,552,451
153,070	Royal Bank of Canada	15,438,650
58,876	TFI International, Inc.	9,388,517
		76,925,295
	China - 4.8%
206,000	BYD Co. Ltd. Class H	5,274,640
601,826	ENN Energy Holdings Ltd.	4,682,782
313,865	KE Holdings, Inc. ADR	4,309,366
577,738	Proya Cosmetics Co. Ltd. Class A	7,463,159
527,691	Tencent Holdings Ltd.	20,553,529
		42,283,476
	Denmark - 2.1%
141,622	Novo Nordisk AS Class B	18,166,330
	France - 12.4%
83,805	Airbus SE	15,439,292
402,714	AXA SA	15,124,232
210,974	BNP Paribas SA	15,020,268
145,949	Bureau Veritas SA	4,456,323
48,253	Capgemini SE	11,103,528
4,774	Hermes International SCA	12,201,295
19,581	L'Oreal SA	9,273,006
48,962	Pernod Ricard SA	7,926,166
240,152	Renault SA	12,118,092
337,510	Vallourec SACA*	6,269,091
		108,931,293
	Germany - 10.2%
64,463	adidas AG	14,402,883
484,593	Deutsche Telekom AG	11,763,246
418,447	Infineon Technologies AG	14,229,512
43,634	Merck KGaA	7,694,217
293,369	RWE AG	9,970,786
79,873	SAP SE	15,552,778
86,271	Siemens AG	16,472,487
		90,085,909
	Hong Kong - 0.6%
180,200	Hong Kong Exchanges & Clearing Ltd.	5,250,713
	India - 3.6%
875,700	Axis Bank Ltd.	11,036,789
211,084	Larsen & Toubro Ltd.	9,547,173
306,381	Reliance Industries Ltd.	10,955,624
		31,539,586
	Indonesia - 0.9%
11,757,500	Bank Central Asia Tbk. PT	7,477,034
	Italy - 2.2%
20,206	Ferrari NV	8,810,531
282,592	UniCredit SpA	10,732,641
		19,543,172
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Japan - 12.2%
336,744	Bandai Namco Holdings, Inc.	$ 6,248,336
255,000	Dai-ichi Life Holdings, Inc.	6,503,656
38,100	Fast Retailing Co. Ltd.	11,804,372
283,330	ITOCHU Corp.	12,171,742
31,022	Keyence Corp.	14,402,299
1,623,200	Mitsubishi UFJ Financial Group, Inc.	16,514,591
54,000	Oriental Land Co. Ltd.	1,729,929
208,900	Recruit Holdings Co. Ltd.	9,172,124
157,100	Sony Group Corp.	13,471,438
246,300	Sumitomo Mitsui Trust Holdings, Inc.	5,306,927
576,699	T&D Holdings, Inc.	10,025,446
		107,350,860
	Netherlands - 6.6%
22,537	ASML Holding NV	21,848,742
39,817	EXOR NV	4,431,088
577,037	Shell PLC	19,331,930
77,900	Wolters Kluwer NV	12,198,345
		57,810,105
	South Africa - 1.1%
409,225	Anglo American PLC	10,084,457
	South Korea - 3.3%
484,426	Samsung Electronics Co. Ltd.	29,112,789
	Spain - 1.3%
943,385	Iberdrola SA	11,717,175
	Switzerland - 3.2%
8,197	Galderma Group AG*	575,794
178,361	Novartis AG	17,275,759
7,490	Partners Group Holding AG	10,699,355
		28,550,908
	Taiwan - 3.5%
1,284,806	Taiwan Semiconductor Manufacturing Co. Ltd.	30,779,069
	Thailand - 1.2%
3,018,273	Kasikornbank PCL	10,257,372
	United Kingdom - 10.5%
146,163	AstraZeneca PLC	19,636,089
939,055	BAE Systems PLC	16,006,584
2,006,599	HSBC Holdings PLC	15,685,232
136,857	London Stock Exchange Group PLC	16,375,493
178,348	Reckitt Benckiser Group PLC	10,166,733
292,097	Unilever PLC	14,663,796
		92,533,927
	United States - 5.8%
10,805	ARM Holdings PLC ADR*	1,350,517
134,249	CRH PLC	11,587,028
28,591	CyberArk Software Ltd.*	7,594,627
381,057	GSK PLC	8,181,437
21,357	Linde PLC	9,883,071
34,131	Spotify Technology SA*	9,007,171
169,752	Tenaris SA	3,356,205
		50,960,056
	Total Common Stocks (cost $672,933,280)	$ 863,390,637

21

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.1%
Other Investment Pools & Funds - 0.1%
16,620	iShares MSCI ACWI ex U.S. ETF		$ 887,342
	Total Exchange-Traded Funds (cost $851,722)		$ 887,342
WARRANTS - 0.0%
Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(1)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $673,785,002)		$ 864,277,979
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
$ 2,774,259	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $2,775,899; collateralized by U.S. Treasury Note at 2.63%, maturing 05/31/2027, with a market value of $2,829,776		$ 2,774,259
	Total Short-Term Investments (cost $2,774,259)		$ 2,774,259
	Total Investments (cost $676,559,261)	98.5%	$ 867,052,238
	Other Assets and Liabilities	1.5%	13,185,088
	Total Net Assets	100.0%	$ 880,237,326
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

22

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 15,813,042	$ —	$ 15,813,042	$ —
Brazil	18,218,069	18,218,069	—	—
Canada	76,925,295	76,925,295	—	—
China	42,283,476	4,309,366	37,974,110	—
Denmark	18,166,330	—	18,166,330	—
France	108,931,293	—	108,931,293	—
Germany	90,085,909	—	90,085,909	—
Hong Kong	5,250,713	—	5,250,713	—
India	31,539,586	—	31,539,586	—
Indonesia	7,477,034	—	7,477,034	—
Italy	19,543,172	—	19,543,172	—
Japan	107,350,860	—	107,350,860	—
Netherlands	57,810,105	—	57,810,105	—
South Africa	10,084,457	—	10,084,457	—
South Korea	29,112,789	—	29,112,789	—
Spain	11,717,175	—	11,717,175	—
Switzerland	28,550,908	575,794	27,975,114	—
Taiwan	30,779,069	—	30,779,069	—
Thailand	10,257,372	10,257,372	—	—
United Kingdom	92,533,927	—	92,533,927	—
United States	50,960,056	17,952,315	33,007,741	—
Exchange-Traded Funds	887,342	887,342	—	—
Warrants	—	—	—	—
Short-Term Investments	2,774,259	—	2,774,259	—
Total	$ 867,052,238	$ 129,125,553	$ 737,926,685	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
23

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 0.9%
218,153	Gentex Corp.	$ 7,879,686
25,062	Visteon Corp.*	2,947,542
		10,827,228
	Banks - 0.5%
39,091	M&T Bank Corp.	5,685,395
	Capital Goods - 13.1%
20,893	Acuity Brands, Inc.	5,614,576
53,571	Axon Enterprise, Inc.*	16,761,295
43,039	Builders FirstSource, Inc.*	8,975,784
152,316	Fortive Corp.	13,102,222
172,902	Graco, Inc.	16,159,421
57,617	IDEX Corp.	14,059,700
120,110	Ingersoll Rand, Inc.	11,404,445
42,257	Lennox International, Inc.	20,653,531
43,723	Lincoln Electric Holdings, Inc.	11,168,603
48,543	NEXTracker, Inc. Class A*	2,731,515
30,454	Watsco, Inc.	13,155,214
109,181	Westinghouse Air Brake Technologies Corp.	15,905,488
		149,691,794
	Commercial & Professional Services - 2.0%
79,138	Copart, Inc.*	4,583,673
181,261	Dayforce, Inc.*	12,001,291
87,103	Genpact Ltd.	2,870,044
4,931	Rollins, Inc.	228,157
36,766	TransUnion	2,933,927
		22,617,092
	Consumer Discretionary Distribution & Retail - 4.3%
185,881	CarMax, Inc.*	16,192,094
70,979	Floor & Decor Holdings, Inc. Class A*	9,200,298
7,539	O'Reilly Automotive, Inc.*	8,510,626
335,787	Valvoline, Inc.*	14,966,027
		48,869,045
	Consumer Durables & Apparel - 3.8%
17,941	Deckers Outdoor Corp.*	16,887,146
3,219	NVR, Inc.*	26,073,771
		42,960,917
	Consumer Services - 4.6%
90,226	Choice Hotels International, Inc.(1)	11,400,055
461	Domino's Pizza, Inc.	229,062
1,642	DoorDash, Inc. Class A*	226,136
585,038	DraftKings, Inc. Class A*	26,566,576
89,854	Hyatt Hotels Corp. Class A	14,342,495
		52,764,324
	Energy - 3.5%
321,841	Marathon Oil Corp.	9,120,974
173,882	Ovintiv, Inc.	9,024,476
198,073	Targa Resources Corp.	22,182,195
		40,327,645
	Equity Real Estate Investment Trusts (REITs) - 1.0%
94,852	Lamar Advertising Co. Class A, REIT	11,326,277
	Financial Services - 8.9%
34,699	Credit Acceptance Corp.*	19,138,233
78,752	Hamilton Lane, Inc. Class A	8,880,076
31,553	Morningstar, Inc.	9,729,999
418,602	Nuvei Corp.	13,236,195
119,170	Shift4 Payments, Inc. Class A*	7,873,562
164,409	Tradeweb Markets, Inc. Class A	17,126,486
106,297	WEX, Inc.*	25,248,726
		101,233,277
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Food, Beverage & Tobacco - 1.5%
100,728	Celsius Holdings, Inc.*	$ 8,352,366
86,046	Post Holdings, Inc.*	9,144,969
		17,497,335
	Health Care Equipment & Services - 9.0%
121,264	Acadia Healthcare Co., Inc.*	9,606,534
846,243	agilon health, Inc.*	5,162,082
146,746	Dexcom, Inc.*	20,353,670
48,373	Inspire Medical Systems, Inc.*	10,390,037
26,622	Molina Healthcare, Inc.*	10,937,116
69,431	Shockwave Medical, Inc.*	22,608,817
100,975	Veeva Systems, Inc. Class A*	23,394,898
		102,453,154
	Household & Personal Products - 0.6%
32,743	elf Beauty, Inc.*	6,418,610
	Insurance - 2.4%
11,698	Markel Group, Inc.*	17,798,273
56,026	W R Berkley Corp.	4,954,940
2,287	White Mountains Insurance Group Ltd.	4,103,564
		26,856,777
	Materials - 0.8%
67,019	Ball Corp.	4,514,400
183,723	Element Solutions, Inc.	4,589,400
		9,103,800
	Media & Entertainment - 1.1%
377,387	Pinterest, Inc. Class A*	13,084,007
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
259,404	Apellis Pharmaceuticals, Inc.*	15,247,767
150,077	Bio-Techne Corp.	10,563,920
270,826	Exact Sciences Corp.*	18,703,244
50,250	ICON PLC*	16,881,488
10,499	Mettler-Toledo International, Inc.*	13,977,214
65,808	Neurocrine Biosciences, Inc.*	9,076,239
348,008	PTC Therapeutics, Inc.*	10,123,553
55,287	Repligen Corp.*	10,168,385
70,446	Sarepta Therapeutics, Inc.*	9,119,939
193,644	Ultragenyx Pharmaceutical, Inc.*	9,041,238
38,202	United Therapeutics Corp.*	8,775,763
26,353	Waters Corp.*	9,071,493
		140,750,243
	Semiconductors & Semiconductor Equipment - 6.6%
57,941	Entegris, Inc.	8,143,028
118,644	Lattice Semiconductor Corp.*	9,281,520
133,266	MKS Instruments, Inc.	17,724,378
27,012	Monolithic Power Systems, Inc.	18,298,469
53,784	Onto Innovation, Inc.*	9,739,207
150,194	Rambus, Inc.*	9,283,491
18,103	Silicon Laboratories, Inc.*	2,601,763
		75,071,856
	Software & Services - 16.6%
83,163	CyberArk Software Ltd.*	22,090,588
223,178	Datadog, Inc. Class A*	27,584,801
298,116	Dynatrace, Inc.*	13,844,507
18,079	Fair Isaac Corp.*	22,591,699
42,391	HubSpot, Inc.*	26,560,505
600,713	Informatica, Inc. Class A*	21,024,955
60,368	MongoDB, Inc.*	21,650,379
110,699	PTC, Inc.*	20,915,469

24

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.1% - (continued)
	Software & Services - 16.6% - (continued)
269,138	Unity Software, Inc.*		$ 7,185,985
28,622	VeriSign, Inc.*		5,424,155
			188,873,043
	Technology Hardware & Equipment - 1.3%
35,054	CDW Corp.		8,966,112
225,003	Flex Ltd.*		6,437,336
			15,403,448
	Transportation - 3.3%
137,074	Expeditors International of Washington, Inc.		16,664,086
55,626	JB Hunt Transport Services, Inc.		11,083,481
140,174	U-Haul Holding Co.		9,346,802
			37,094,369
	Utilities - 2.0%
38,534	Atmos Energy Corp.		4,580,537
152,779	NiSource, Inc.		4,225,867
199,339	Vistra Corp.		13,883,961
			22,690,365
	Total Common Stocks (cost $779,509,771)		$ 1,141,600,001
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.0%
$ 421,318	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $421,567; collateralized by U.S. Treasury Bond at 4.75%, maturing 02/15/2041, with a market value of $429,804		$ 421,318
	Securities Lending Collateral - 1.0%
1,748,497	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		1,748,497
5,828,326	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		5,828,326
1,748,498	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		1,748,498
1,748,498	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		1,748,498
			11,073,819
	Total Short-Term Investments (cost $11,495,137)		$ 11,495,137
	Total Investments (cost $791,004,908)	101.1%	$ 1,153,095,138
	Other Assets and Liabilities	(1.1)%	(12,466,180)
	Total Net Assets	100.0%	$ 1,140,628,958
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

25

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 10,827,228	$ 10,827,228	$ —	$ —
Banks	5,685,395	5,685,395	—	—
Capital Goods	149,691,794	149,691,794	—	—
Commercial & Professional Services	22,617,092	22,617,092	—	—
Consumer Discretionary Distribution & Retail	48,869,045	48,869,045	—	—
Consumer Durables & Apparel	42,960,917	42,960,917	—	—
Consumer Services	52,764,324	52,764,324	—	—
Energy	40,327,645	40,327,645	—	—
Equity Real Estate Investment Trusts (REITs)	11,326,277	11,326,277	—	—
Financial Services	101,233,277	101,233,277	—	—
Food, Beverage & Tobacco	17,497,335	17,497,335	—	—
Health Care Equipment & Services	102,453,154	102,453,154	—	—
Household & Personal Products	6,418,610	6,418,610	—	—
Insurance	26,856,777	26,856,777	—	—
Materials	9,103,800	9,103,800	—	—
Media & Entertainment	13,084,007	13,084,007	—	—
Pharmaceuticals, Biotechnology & Life Sciences	140,750,243	140,750,243	—	—
Semiconductors & Semiconductor Equipment	75,071,856	75,071,856	—	—
Software & Services	188,873,043	188,873,043	—	—
Technology Hardware & Equipment	15,403,448	15,403,448	—	—
Transportation	37,094,369	37,094,369	—	—
Utilities	22,690,365	22,690,365	—	—
Short-Term Investments	11,495,137	11,073,819	421,318	—
Total	$ 1,153,095,138	$ 1,152,673,820	$ 421,318	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
26

Hartford Small Cap Growth HLS Fund††
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 2.1%
361,246	Goodyear Tire & Rubber Co.*	$ 4,959,908
21,916	Patrick Industries, Inc.	2,618,304
75,062	Visteon Corp.*	8,828,042
		16,406,254
	Banks - 1.1%
102,726	Synovus Financial Corp.	4,115,204
61,197	Triumph Financial, Inc.*	4,854,146
		8,969,350
	Capital Goods - 15.2%
57,956	Applied Industrial Technologies, Inc.	11,449,208
172,469	AZEK Co., Inc.*	8,661,393
40,408	Boise Cascade Co.	6,197,375
62,609	Chart Industries, Inc.*	10,312,954
30,460	Comfort Systems USA, Inc.	9,677,447
213,963	Fluor Corp.*	9,046,356
194,850	FTAI Aviation Ltd.	13,113,405
10,587	Herc Holdings, Inc.	1,781,792
776,838	Hillman Solutions Corp.*	8,265,556
70,122	John Bean Technologies Corp.	7,355,097
132,587	NEXTracker, Inc. Class A*	7,460,670
129,525	Rush Enterprises, Inc. Class A	6,932,178
79,055	SPX Technologies, Inc.*	9,734,042
123,543	WillScot Mobile Mini Holdings Corp.*	5,744,750
158,858	Zurn Elkay Water Solutions Corp.	5,316,977
		121,049,200
	Commercial & Professional Services - 5.6%
15,993	CACI International, Inc. Class A*	6,058,628
53,515	Casella Waste Systems, Inc. Class A*	5,291,028
26,648	Clean Harbors, Inc.*	5,364,509
40,644	Dayforce, Inc.*	2,691,039
123,358	ExlService Holdings, Inc.*	3,922,784
21,209	Insperity, Inc.	2,324,718
87,948	KBR, Inc.	5,598,770
19,016	TriNet Group, Inc.	2,519,430
426,543	Verra Mobility Corp.*	10,650,779
		44,421,685
	Consumer Discretionary Distribution & Retail - 2.5%
34,694	Abercrombie & Fitch Co. Class A*	4,348,199
72,514	Boot Barn Holdings, Inc.*	6,899,707
251,858	Chewy, Inc. Class A*	4,007,061
73,364	Etsy, Inc.*	5,041,574
		20,296,541
	Consumer Durables & Apparel - 5.1%
14,199	Cavco Industries, Inc.*	5,666,253
64,571	Century Communities, Inc.	6,231,101
33,826	Crocs, Inc.*	4,864,179
44,666	PVH Corp.	6,280,486
113,609	SharkNinja, Inc.	7,076,705
43,917	Smith Douglas Homes Corp.*	1,304,335
281,479	VF Corp.	4,317,888
126,594	YETI Holdings, Inc.*	4,880,199
		40,621,146
	Consumer Services - 2.9%
20,927	Duolingo, Inc.*	4,616,078
359,811	European Wax Center, Inc. Class A*	4,670,347
23,290	Texas Roadhouse, Inc.	3,597,606
8,456	Wingstop, Inc.	3,098,278
91,701	Wyndham Hotels & Resorts, Inc.	7,038,052
		23,020,361
	Energy - 4.5%
86,617	Cactus, Inc. Class A	4,338,646
29,606	Chord Energy Corp.	5,276,974
30,351	Gulfport Energy Corp.*	4,859,802
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Energy - 4.5% - (continued)
106,689	Helmerich & Payne, Inc.	$ 4,487,339
76,065	Magnolia Oil & Gas Corp. Class A	1,973,887
122,526	SM Energy Co.	6,107,921
78,103	Weatherford International PLC*	9,014,648
		36,059,217
	Equity Real Estate Investment Trusts (REITs) - 1.5%
175,950	Phillips Edison & Co., Inc. REIT	6,311,327
46,799	Ryman Hospitality Properties, Inc. REIT	5,410,432
		11,721,759
	Financial Services - 3.8%
125,491	MGIC Investment Corp.	2,805,979
234,779	Remitly Global, Inc.*	4,869,316
184,742	StepStone Group, Inc. Class A	6,602,679
98,986	Stifel Financial Corp.	7,737,736
33,924	WEX, Inc.*	8,057,968
		30,073,678
	Food, Beverage & Tobacco - 1.1%
78,404	Freshpet, Inc.*	9,083,887
	Health Care Equipment & Services - 8.7%
121,958	AtriCure, Inc.*	3,709,962
113,615	Encompass Health Corp.	9,382,327
87,789	Ensign Group, Inc.	10,922,707
114,752	Haemonetics Corp.*	9,794,083
102,051	HealthEquity, Inc.*	8,330,423
21,766	Inspire Medical Systems, Inc.*	4,675,119
51,915	iRhythm Technologies, Inc.*	6,022,140
206,142	Option Care Health, Inc.*	6,914,003
29,622	QuidelOrtho Corp.*	1,420,079
170,820	RadNet, Inc.*	8,312,101
		69,482,944
	Household & Personal Products - 2.1%
77,564	BellRing Brands, Inc.*	4,578,603
62,047	elf Beauty, Inc.*	12,163,073
		16,741,676
	Insurance - 0.6%
42,521	Selective Insurance Group, Inc.	4,642,018
	Materials - 4.0%
534,253	Arcadium Lithium PLC*	2,302,631
193,701	Axalta Coating Systems Ltd.*	6,661,377
116,092	Cabot Corp.	10,703,682
83,504	FMC Corp.	5,319,205
84,952	Louisiana-Pacific Corp.	7,128,322
		32,115,217
	Media & Entertainment - 1.0%
521,404	Eventbrite, Inc. Class A*	2,857,294
309,746	ZoomInfo Technologies, Inc.*	4,965,228
		7,822,522
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
105,934	Akero Therapeutics, Inc.*	2,675,893
244,993	Alkermes PLC*	6,631,961
260,176	Amicus Therapeutics, Inc.*	3,064,873
54,823	Apogee Therapeutics, Inc.*(1)	3,642,988
47,275	Arcturus Therapeutics Holdings, Inc.*	1,596,477
46,538	Avidity Biosciences, Inc.*	1,187,650
53,276	Axsome Therapeutics, Inc.*	4,251,425
63,309	Blueprint Medicines Corp.*	6,005,492
49,073	Boundless Bio, Inc.*	785,167
68,649	Bridgebio Pharma, Inc.*	2,122,627
79,902	Cabaletta Bio, Inc.*	1,363,128
99,760	Celldex Therapeutics, Inc.*	4,186,927
106,617	Crinetics Pharmaceuticals, Inc.*	4,990,742
317,959	Cytek Biosciences, Inc.*	2,133,505

27

Hartford Small Cap Growth HLS Fund††
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7% - (continued)
80,265	Cytokinetics, Inc.*	$ 5,627,379
112,132	Denali Therapeutics, Inc.*	2,300,949
1,140,777	Geron Corp.*	3,764,564
37,397	Intellia Therapeutics, Inc.*	1,028,792
96,697	Intra-Cellular Therapies, Inc.*	6,691,432
78,830	Ionis Pharmaceuticals, Inc.*	3,417,281
71,036	Kymera Therapeutics, Inc.*	2,855,647
36,103	Kyverna Therapeutics, Inc.*(1)	896,799
22,331	MoonLake Immunotherapeutics*(1)	1,121,686
68,745	Morphic Holding, Inc.*	2,419,824
16,014	Nuvalent, Inc. Class A*	1,202,491
56,603	Prothena Corp. PLC*	1,402,056
167,241	REVOLUTION Medicines, Inc.*	5,390,177
139,015	Rocket Pharmaceuticals, Inc.*	3,745,064
45,254	Structure Therapeutics, Inc. ADR*	1,939,586
67,174	Ultragenyx Pharmaceutical, Inc.*	3,136,354
113,065	Vaxcyte, Inc.*	7,723,470
101,325	Veracyte, Inc.*	2,245,362
		101,547,768
	Semiconductors & Semiconductor Equipment - 4.7%
15,872	Axcelis Technologies, Inc.*	1,770,046
30,000	Cirrus Logic, Inc.*	2,776,800
144,211	Credo Technology Group Holding Ltd.*	3,055,831
75,016	FormFactor, Inc.*	3,422,980
52,515	MKS Instruments, Inc.	6,984,495
37,979	Onto Innovation, Inc.*	6,877,237
72,520	Power Integrations, Inc.	5,188,806
77,801	Rambus, Inc.*	4,808,880
98,743	SMART Global Holdings, Inc.*	2,598,916
		37,483,991
	Software & Services - 14.0%
65,671	Agilysys, Inc.*	5,533,438
86,462	Alarm.com Holdings, Inc.*	6,265,901
71,784	Altair Engineering, Inc. Class A*	6,184,192
30,809	Appfolio, Inc. Class A*	7,601,813
103,376	Blackbaud, Inc.*	7,664,297
59,685	Braze, Inc. Class A*	2,644,046
324,021	CCC Intelligent Solutions Holdings, Inc.*	3,875,291
87,069	DoubleVerify Holdings, Inc.*	3,061,346
40,599	Five9, Inc.*	2,521,604
268,777	Grid Dynamics Holdings, Inc.*	3,303,269
43,692	Guidewire Software, Inc.*	5,099,293
131,027	Intapp, Inc.*	4,494,226
221,058	Jamf Holding Corp.*	4,056,414
4,810	MicroStrategy, Inc. Class A*	8,198,934
65,412	Perficient, Inc.*	3,682,041
167,426	PowerSchool Holdings, Inc. Class A*	3,564,500
46,031	Rapid7, Inc.*	2,257,360
141,231	Sprinklr, Inc. Class A*	1,732,904
97,083	Sprout Social, Inc. Class A*	5,796,826
30,120	SPS Commerce, Inc.*	5,569,188
205,604	Squarespace, Inc. Class A*	7,492,210
107,629	Varonis Systems, Inc.*	5,076,860
148,126	Verint Systems, Inc.*	4,910,377
16,954	Workiva, Inc.*	1,437,699
		112,024,029
	Technology Hardware & Equipment - 6.0%
55,301	Fabrinet*	10,452,995
45,252	Insight Enterprises, Inc.*	8,395,151
10,901	Littelfuse, Inc.	2,641,858
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.2% - (continued)
	Technology Hardware & Equipment - 6.0% - (continued)
30,942	Novanta, Inc.*		$ 5,407,733
20,436	Super Micro Computer, Inc.*		20,640,973
			47,538,710
	Total Common Stocks (cost $580,195,289)		$ 791,121,953
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.2%
$ 1,481,415	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $1,482,291; collateralized by U.S. Treasury Bond at 4.75%, maturing 02/15/2041, with a market value of $1,511,105		$ 1,481,415
	Securities Lending Collateral - 0.5%
647,801	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		647,801
2,159,336	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		2,159,336
647,801	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		647,801
647,801	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		647,801
			4,102,739
	Total Short-Term Investments (cost $5,584,154)		$ 5,584,154
	Total Investments (cost $585,779,443)	99.9%	$ 796,706,107
	Other Assets and Liabilities	0.1%	601,206
	Total Net Assets	100.0%	$ 797,307,313
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
††	Effective April 29, 2024, Hartford Small Cap Growth HLS Fund, a series of the Hartford HLS Series Fund II, Inc., was reorganized into Hartford HLS Series Fund, Inc.

28

Hartford Small Cap Growth HLS Fund††
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 16,406,254	$ 16,406,254	$ —	$ —
Banks	8,969,350	8,969,350	—	—
Capital Goods	121,049,200	121,049,200	—	—
Commercial & Professional Services	44,421,685	44,421,685	—	—
Consumer Discretionary Distribution & Retail	20,296,541	20,296,541	—	—
Consumer Durables & Apparel	40,621,146	40,621,146	—	—
Consumer Services	23,020,361	23,020,361	—	—
Energy	36,059,217	36,059,217	—	—
Equity Real Estate Investment Trusts (REITs)	11,721,759	11,721,759	—	—
Financial Services	30,073,678	30,073,678	—	—
Food, Beverage & Tobacco	9,083,887	9,083,887	—	—
Health Care Equipment & Services	69,482,944	69,482,944	—	—
Household & Personal Products	16,741,676	16,741,676	—	—
Insurance	4,642,018	4,642,018	—	—
Materials	32,115,217	32,115,217	—	—
Media & Entertainment	7,822,522	7,822,522	—	—
Pharmaceuticals, Biotechnology & Life Sciences	101,547,768	101,547,768	—	—
Semiconductors & Semiconductor Equipment	37,483,991	37,483,991	—	—
Software & Services	112,024,029	112,024,029	—	—
Technology Hardware & Equipment	47,538,710	47,538,710	—	—
Short-Term Investments	5,584,154	4,102,739	1,481,415	—
Total	$ 796,706,107	$ 795,224,692	$ 1,481,415	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
29

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.8%
28,957	Visteon Corp.*	$ 3,405,633
	Banks - 1.0%
148,307	Cadence Bank	4,300,903
	Capital Goods - 17.9%
16,536	Acuity Brands, Inc.	4,443,719
94,670	Ameresco, Inc. Class A*	2,284,387
60,542	Applied Industrial Technologies, Inc.	11,960,072
219,148	AZEK Co., Inc.*	11,005,613
27,224	Comfort Systems USA, Inc.	8,649,337
31,028	Curtiss-Wright Corp.	7,941,306
232,966	Fluor Corp.*	9,849,803
25,981	Middleby Corp.*	4,177,485
71,811	NEXTracker, Inc. Class A*	4,040,805
98,479	Rush Enterprises, Inc. Class A	5,270,596
267,268	Shoals Technologies Group, Inc. Class A*	2,988,056
216,922	Zurn Elkay Water Solutions Corp.	7,260,380
		79,871,559
	Commercial & Professional Services - 7.3%
139,650	Aris Water Solutions, Inc. Class A	1,976,047
52,830	Casella Waste Systems, Inc. Class A*	5,223,302
238,116	ExlService Holdings, Inc.*	7,572,089
52,338	TriNet Group, Inc.	6,934,262
443,354	Verra Mobility Corp.*	11,070,549
		32,776,249
	Consumer Discretionary Distribution & Retail - 2.9%
30,407	Abercrombie & Fitch Co. Class A*	3,810,909
36,915	Boot Barn Holdings, Inc.*	3,512,462
97,275	Global-e Online Ltd.*	3,535,946
43,094	Tory Burch LLC(1)(2)	2,161,597
		13,020,914
	Consumer Durables & Apparel - 3.4%
28,427	Crocs, Inc.*	4,087,803
90,846	Skyline Champion Corp.*	7,722,818
82,447	YETI Holdings, Inc.*	3,178,332
		14,988,953
	Consumer Services - 5.4%
81,878	Boyd Gaming Corp.	5,512,027
9,397	Duolingo, Inc.*	2,072,790
236,955	European Wax Center, Inc. Class A*	3,075,676
530,550	Genius Sports Ltd.*	3,029,440
106,915	H&R Block, Inc.	5,250,596
13,819	Wingstop, Inc.	5,063,282
		24,003,811
	Energy - 5.3%
122,053	Cactus, Inc. Class A	6,113,635
29,863	Chord Energy Corp.	5,322,781
86,349	Seadrill Ltd.*	4,343,355
207,192	Viper Energy, Inc.	7,968,604
		23,748,375
	Equity Real Estate Investment Trusts (REITs) - 2.9%
150,506	Phillips Edison & Co., Inc. REIT	5,398,650
65,859	Ryman Hospitality Properties, Inc. REIT	7,613,959
		13,012,609
	Financial Services - 2.2%
167,650	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(3)	4,761,260
51,394	PJT Partners, Inc. Class A	4,844,398
		9,605,658
	Food, Beverage & Tobacco - 2.2%
119,569	Celsius Holdings, Inc.*	9,914,662
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment & Services - 9.3%
51,407	Acadia Healthcare Co., Inc.*	$ 4,072,463
34,677	Glaukos Corp.*	3,269,694
71,773	Haemonetics Corp.*	6,125,826
55,030	HealthEquity, Inc.*	4,492,099
69,952	Inari Medical, Inc.*	3,356,297
23,989	Inspire Medical Systems, Inc.*	5,152,597
184,109	PROCEPT BioRobotics Corp.*	9,098,667
18,632	Shockwave Medical, Inc.*	6,067,138
		41,634,781
	Household & Personal Products - 3.0%
67,283	elf Beauty, Inc.*	13,189,487
	Insurance - 1.1%
374,027	SiriusPoint Ltd.*	4,753,883
	Materials - 2.8%
549,975	Arcadium Lithium PLC*(3)	2,370,392
109,192	Cabot Corp.	10,067,503
		12,437,895
	Media & Entertainment - 3.2%
131,473	Cargurus, Inc.*	3,034,397
123,283	Criteo SA ADR*	4,323,535
589,824	Eventbrite, Inc. Class A*	3,232,235
60,231	Ziff Davis, Inc.*	3,796,962
		14,387,129
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
71,988	Akero Therapeutics, Inc.*	1,818,417
148,967	Amicus Therapeutics, Inc.*	1,754,831
32,034	Apellis Pharmaceuticals, Inc.*	1,882,958
44,040	Apogee Therapeutics, Inc.*	2,926,458
34,884	Blueprint Medicines Corp.*	3,309,096
79,303	Celldex Therapeutics, Inc.*	3,328,347
44,240	Crinetics Pharmaceuticals, Inc.*	2,070,874
49,640	Cytokinetics, Inc.*	3,480,260
161,740	Immatics NV*(3)	1,699,887
36,206	Immunocore Holdings PLC ADR*	2,353,390
40,324	Intellia Therapeutics, Inc.*	1,109,313
49,647	Intra-Cellular Therapies, Inc.*	3,435,572
39,148	Kymera Therapeutics, Inc.*	1,573,750
57,623	Longboard Pharmaceuticals, Inc.*(3)	1,244,657
51,585	Merus NV*	2,322,873
36,891	Morphic Holding, Inc.*	1,298,563
26,011	Prothena Corp. PLC*	644,292
49,375	PTC Therapeutics, Inc.*	1,436,319
113,307	REVOLUTION Medicines, Inc.*	3,651,885
134,333	Rocket Pharmaceuticals, Inc.*	3,618,931
26,339	Structure Therapeutics, Inc. ADR*	1,128,890
107,200	Syndax Pharmaceuticals, Inc.*	2,551,360
55,676	Vaxcyte, Inc.*	3,803,228
107,719	Verona Pharma PLC ADR*	1,733,199
		54,177,350
	Semiconductors & Semiconductor Equipment - 2.7%
31,144	MKS Instruments, Inc.	4,142,152
24,286	SiTime Corp.*	2,264,184
39,050	Synaptics, Inc.*	3,809,718
12,197	Universal Display Corp.	2,054,584
		12,270,638
	Software & Services - 10.6%
223,926	Clearwater Analytics Holdings, Inc. Class A*	3,961,251
27,068	CyberArk Software Ltd.*	7,190,073
187,978	DoubleVerify Holdings, Inc.*	6,609,306
67,542	Five9, Inc.*	4,195,034
61,344	Intapp, Inc.*	2,104,099
244,107	Jamf Holding Corp.*	4,479,363
18,852	Manhattan Associates, Inc.*	4,717,336

30

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 10.6% - (continued)
287,944	PowerSchool Holdings, Inc. Class A*		$ 6,130,328
83,754	Sprout Social, Inc. Class A*		5,000,951
80,506	Squarespace, Inc. Class A*		2,933,639
			47,321,380
	Technology Hardware & Equipment - 2.8%
48,580	Calix, Inc.*		1,610,913
34,845	ePlus, Inc.*		2,736,726
11,787	Fabrinet*		2,227,979
33,603	Novanta, Inc.*		5,872,796
			12,448,414
	Total Common Stocks (cost $348,029,461)		$ 441,270,283
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
5,285	iShares Russell 2000 Growth ETF (3)		$ 1,431,178
	Total Exchange-Traded Funds (cost $1,355,289)		$ 1,431,178
	Total Long-Term Investments (cost $349,384,750)		$ 442,701,461
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.2%
$ 692,960	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $693,370; collateralized by U.S. Treasury Note at 4.25%, maturing 03/15/2027, with a market value of $706,850		$ 692,960
	Securities Lending Collateral - 2.0%
1,409,567	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(4)		1,409,567
4,698,557	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(4)		4,698,557
1,409,567	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(4)		1,409,567
1,409,567	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(4)		1,409,567
			8,927,258
	Total Short-Term Investments (cost $9,620,218)		$ 9,620,218
	Total Investments (cost $359,004,968)	101.5%	$ 452,321,679
	Other Assets and Liabilities	(1.5)%	(6,613,807)
	Total Net Assets	100.0%	$ 445,707,872
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,161,597 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$ 3,377,559	$ 2,161,597

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

31

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,405,633	$ 3,405,633	$ —	$ —
Banks	4,300,903	4,300,903	—	—
Capital Goods	79,871,559	79,871,559	—	—
Commercial & Professional Services	32,776,249	32,776,249	—	—
Consumer Discretionary Distribution & Retail	13,020,914	10,859,317	—	2,161,597
Consumer Durables & Apparel	14,988,953	14,988,953	—	—
Consumer Services	24,003,811	24,003,811	—	—
Energy	23,748,375	23,748,375	—	—
Equity Real Estate Investment Trusts (REITs)	13,012,609	13,012,609	—	—
Financial Services	9,605,658	9,605,658	—	—
Food, Beverage & Tobacco	9,914,662	9,914,662	—	—
Health Care Equipment & Services	41,634,781	41,634,781	—	—
Household & Personal Products	13,189,487	13,189,487	—	—
Insurance	4,753,883	4,753,883	—	—
Materials	12,437,895	12,437,895	—	—
Media & Entertainment	14,387,129	14,387,129	—	—
Pharmaceuticals, Biotechnology & Life Sciences	54,177,350	54,177,350	—	—
Semiconductors & Semiconductor Equipment	12,270,638	12,270,638	—	—
Software & Services	47,321,380	47,321,380	—	—
Technology Hardware & Equipment	12,448,414	12,448,414	—	—
Exchange-Traded Funds	1,431,178	1,431,178	—	—
Short-Term Investments	9,620,218	8,927,258	692,960	—
Total	$ 452,321,679	$ 449,467,122	$ 692,960	$ 2,161,597

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
32

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Banks - 1.0%
89,006	PNC Financial Services Group, Inc.	$ 14,383,370
	Capital Goods - 11.3%
31,538	Deere & Co.	12,953,918
104,126	General Dynamics Corp.	29,414,554
193,460	Honeywell International, Inc.	39,707,665
40,569	Lockheed Martin Corp.	18,453,621
79,214	Northrop Grumman Corp.	37,916,573
170,558	RTX Corp.	16,634,522
		155,080,853
	Commercial & Professional Services - 2.1%
113,704	Automatic Data Processing, Inc.	28,396,437
	Consumer Discretionary Distribution & Retail - 4.9%
70,145	Home Depot, Inc.	26,907,622
400,326	TJX Cos., Inc.	40,601,063
		67,508,685
	Consumer Durables & Apparel - 2.2%
326,699	NIKE, Inc. Class B	30,703,172
	Consumer Services - 2.6%
124,973	McDonald's Corp.	35,236,137
	Consumer Staples Distribution & Retail - 1.9%
35,127	Costco Wholesale Corp.	25,735,094
	Equity Real Estate Investment Trusts (REITs) - 2.9%
114,195	American Tower Corp. REIT	22,563,790
62,053	Public Storage REIT	17,999,093
		40,562,883
	Financial Services - 9.0%
180,585	American Express Co.	41,117,399
83,018	Mastercard, Inc. Class A	39,978,978
153,220	Visa, Inc. Class A	42,760,637
		123,857,014
	Food, Beverage & Tobacco - 7.1%
459,324	Coca-Cola Co.	28,101,442
899,508	Diageo PLC	33,283,785
204,892	PepsiCo, Inc.	35,858,149
		97,243,376
	Health Care Equipment & Services - 11.0%
295,869	Abbott Laboratories	33,628,470
282,133	Medtronic PLC	24,587,891
139,932	Stryker Corp.	50,077,465
88,517	UnitedHealth Group, Inc.	43,789,360
		152,083,186
	Household & Personal Products - 5.6%
457,041	Colgate-Palmolive Co.	41,156,542
225,513	Procter & Gamble Co.	36,589,484
		77,746,026
	Insurance - 5.0%
118,925	Chubb Ltd.	30,817,035
182,829	Marsh & McLennan Cos., Inc.	37,659,118
		68,476,153
	Materials - 5.5%
140,683	Ecolab, Inc.	32,483,705
92,313	Linde PLC	42,862,772
		75,346,477
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
177,762	Danaher Corp.		$ 44,390,727
192,618	Johnson & Johnson		30,470,241
159,381	Merck & Co., Inc.		21,030,323
245,777	Pfizer, Inc.		6,820,312
			102,711,603
	Semiconductors & Semiconductor Equipment - 2.4%
194,076	Texas Instruments, Inc.		33,809,980
	Software & Services - 8.3%
110,965	Accenture PLC Class A		38,461,579
22,818	Intuit, Inc.		14,831,700
145,018	Microsoft Corp.		61,011,973
			114,305,252
	Transportation - 6.3%
257,806	Canadian National Railway Co.		33,948,438
127,268	Union Pacific Corp.		31,299,019
147,395	United Parcel Service, Inc. Class B		21,907,319
			87,154,776
	Total Common Stocks (cost $661,088,723)		$ 1,330,340,474
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 9,393,716	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $9,399,269; collateralized by U.S. Treasury Note at 2.63%-3.75%, maturing 05/31/2027-12/31/2030, with a market value of $9,581,621		$ 9,393,716
	Total Short-Term Investments (cost $9,393,716)		$ 9,393,716
	Total Investments (cost $670,482,439)	97.3%	$ 1,339,734,190
	Other Assets and Liabilities	2.7%	37,033,929
	Total Net Assets	100.0%	$ 1,376,768,119
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
33

Hartford Stock HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 14,383,370	$ 14,383,370	$ —	$ —
Capital Goods	155,080,853	155,080,853	—	—
Commercial & Professional Services	28,396,437	28,396,437	—	—
Consumer Discretionary Distribution & Retail	67,508,685	67,508,685	—	—
Consumer Durables & Apparel	30,703,172	30,703,172	—	—
Consumer Services	35,236,137	35,236,137	—	—
Consumer Staples Distribution & Retail	25,735,094	25,735,094	—	—
Equity Real Estate Investment Trusts (REITs)	40,562,883	40,562,883	—	—
Financial Services	123,857,014	123,857,014	—	—
Food, Beverage & Tobacco	97,243,376	63,959,591	33,283,785	—
Health Care Equipment & Services	152,083,186	152,083,186	—	—
Household & Personal Products	77,746,026	77,746,026	—	—
Insurance	68,476,153	68,476,153	—	—
Materials	75,346,477	75,346,477	—	—
Pharmaceuticals, Biotechnology & Life Sciences	102,711,603	102,711,603	—	—
Semiconductors & Semiconductor Equipment	33,809,980	33,809,980	—	—
Software & Services	114,305,252	114,305,252	—	—
Transportation	87,154,776	87,154,776	—	—
Short-Term Investments	9,393,716	—	9,393,716	—
Total	$ 1,339,734,190	$ 1,297,056,689	$ 42,677,501	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
34

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6%
	Asset-Backed - Automobile - 2.5%
$ 1,315,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 1,318,461
1,931,829	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	1,928,719
2,542,845	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	2,536,822
	Avis Budget Rental Car Funding AESOP LLC
1,220,000	5.36%, 06/20/2030(1)	1,226,780
645,000	5.58%, 12/20/2030(1)	643,757
1,510,000	5.90%, 08/21/2028(1)	1,537,684
3,315,413	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,270,868
2,102,735	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	2,105,047
2,276,020	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	2,277,253
1,470,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,475,788
	DT Auto Owner Trust
1,030,000	5.19%, 10/16/2028(1)	1,023,585
1,135,000	5.41%, 02/15/2029(1)	1,128,868
	Enterprise Fleet Financing LLC
630,000	5.16%, 09/20/2030(1)	628,642
1,580,000	5.42%, 10/22/2029(1)	1,585,932
	Exeter Automobile Receivables Trust
764,060	2.58%, 09/15/2025(1)	759,808
380,213	2.73%, 12/15/2025(1)	376,642
1,118,553	4.57%, 01/15/2027	1,115,095
649,000	6.03%, 08/16/2027	649,393
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	1,999,422
570,000	5.05%, 01/18/2028(1)	564,206
365,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	362,482
3,980,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	4,040,288
1,253,849	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,243,062
	Santander Drive Auto Receivables Trust
1,210,000	4.98%, 02/15/2028	1,201,698
2,000,000	5.61%, 07/17/2028	2,004,916
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	995,454
392,103	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	392,176
	Westlake Automobile Receivables Trust
1,302,242	1.65%, 02/17/2026(1)	1,288,868
2,285,000	4.31%, 09/15/2027(1)	2,264,993
655,000	5.41%, 01/18/2028(1)	653,308
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,083,670
		43,683,687
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
4,254,679	5.60%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	1,183,929
1,890,945	5.80%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	443,712
484,892	5.98%, 06/25/2036(3)	123,545
1,171,771	Morgan Stanley Mortgage Loan Trust 5.78%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	331,152
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6% - (continued)
	Asset-Backed - Home Equity - 0.2% - (continued)
	Soundview Home Loan Trust
$ 1,531,972	5.62%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	$ 1,345,715
318,162	5.94%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	299,646
		3,727,699
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,749,702	1.11%, 02/18/2070(1)	1,494,637
2,210,226	5.51%, 10/15/2071(1)	2,220,136
		3,714,773
	Commercial Mortgage-Backed Securities - 3.6%
	BBCMS Mortgage Trust
23,918,514	1.45%, 02/15/2050(3)(4)	790,562
7,957,529	1.63%, 02/15/2057(3)(4)	871,984
925,000	3.66%, 04/15/2055(3)	835,227
1,000,000	4.60%, 06/15/2055(3)	971,077
1,490,000	5.42%, 02/15/2057	1,534,023
1,300,000	5.44%, 12/15/2055(3)	1,338,224
425,000	5.71%, 12/15/2055(3)	444,910
	Benchmark Mortgage Trust
17,901,537	0.46%, 07/15/2051(3)(4)	252,643
8,200,617	0.52%, 01/15/2051(3)(4)	126,694
8,565,895	1.02%, 08/15/2052(3)(4)	284,405
21,582,644	1.19%, 03/15/2062(3)(4)	1,076,553
10,349,318	1.51%, 01/15/2054(3)(4)	797,884
2,677,647	1.78%, 07/15/2053(3)(4)	167,139
1,535,000	6.05%, 12/15/2056	1,648,184
2,335,000	BPR Trust 8.56%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,340,755
	BX Trust
4,321,459	7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	4,348,442
328,000	8.29%, 03/15/2026, 1 mo. USD Term SOFR + 3.04%(1)(2)	327,795
2,920,000	CAMB Commercial Mortgage Trust 8.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,898,100
3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	3,116,834
	Citigroup Commercial Mortgage Trust
13,969,586	0.88%, 07/10/2047(3)(4)	3,893
19,740,316	1.01%, 04/10/2048(3)(4)	136,072
2,357,000	4.06%, 11/15/2049(3)	1,920,291
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	759,585
55,051	2.85%, 10/15/2045	50,518
860,000	3.90%, 01/10/2039(1)(3)	742,343
9,659	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	9,538
	CSAIL Commercial Mortgage Trust
51,623,287	0.71%, 06/15/2057(3)(4)	205,554
2,161,204	0.89%, 11/15/2048(3)(4)	24,115
6,860,296	1.86%, 01/15/2049(3)(4)	184,769
4,232,592	DBJPM Mortgage Trust 1.70%, 09/15/2053(3)(4)	228,635
	DC Trust
760,000	5.73%, 04/13/2028(1)(3)	762,867
380,000	7.04%, 04/13/2028(1)(3)	380,870
2,360,000	GS Mortgage Securities Corp. II 5.51%, 03/10/2041(1)(3)	2,340,454
4,340,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,220,382
	GS Mortgage Securities Trust
2,629,451	0.37%, 07/10/2046(3)(4)	26
687,840	1.70%, 08/10/2044(1)(3)(4)	5
2,215,000	4.95%, 04/10/2047(1)(3)	1,731,416

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6% - (continued)
	Commercial Mortgage-Backed Securities - 3.6% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$ 1,367,343	2.73%, 10/15/2045(1)(3)	$ 1,198,480
1,400,000	2.81%, 01/16/2037(1)	1,191,295
1,290,924	3.77%, 12/15/2047(1)(3)	788,657
	JPMBB Commercial Mortgage Securities Trust
3,524,082	0.54%, 05/15/2048(3)(4)	14,924
15,481,680	0.57%, 09/15/2047(3)(4)	13,844
	Morgan Stanley Bank of America Merrill Lynch Trust
8,402,069	0.95%, 12/15/2047(3)(4)	12,996
1,243,872	0.96%, 10/15/2048(3)(4)	8,711
	Morgan Stanley Capital I Trust
6,722,830	1.30%, 06/15/2050(3)(4)	170,993
1,460,000	4.94%, 07/15/2049(1)(3)	1,256,332
82,680	5.25%, 10/12/2052(1)(3)	30,607
1,890,000	NJ Trust 6.48%, 01/06/2029(1)(3)	1,954,889
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	610,026
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	4,943,756
3,530,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	3,691,046
3,252,402	UBS Commercial Mortgage Trust 1.07%, 08/15/2050(3)(4)	90,752
	Wells Fargo Commercial Mortgage Trust
24,467,669	0.87%, 09/15/2057(3)(4)	241,672
13,393,679	1.06%, 05/15/2048(3)(4)	71,473
3,085,000	2.94%, 10/15/2049	2,906,388
430,000	4.14%, 05/15/2048(3)	369,527
	Wells Fargo NA
19,806,019	0.59%, 11/15/2062(3)(4)	545,220
9,634,489	0.63%, 11/15/2062(3)(4)	299,106
32,483,076	0.71%, 11/15/2050(3)(4)	677,048
3,667,938	0.76%, 11/15/2054(3)(4)	81,247
17,730,833	0.81%, 09/15/2062(3)(4)	629,304
12,550,506	0.88%, 05/15/2062(3)(4)	454,598
33,760,291	0.88%, 01/15/2063(3)(4)	1,322,441
5,555,104	0.99%, 02/15/2056(3)(4)	348,311
20,533,115	1.76%, 03/15/2063(3)(4)	1,796,450
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(3)	433,316
		63,026,177
	Other Asset-Backed Securities - 6.9%
2,139,739	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	2,077,685
402,415	AASET Trust 3.35%, 01/16/2040(1)	359,520
1,535,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	1,544,479
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,220,625
59,284	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	59,207
3,285,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,278,926
2,590,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	2,603,590
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	344,132
905,504	1.69%, 07/15/2060(1)	846,612
1,022,869	1.99%, 07/15/2060(1)	879,596
579,438	5.97%, 08/15/2062(1)	565,062
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,086,640
690,000	CNH Equipment Trust 4.77%, 10/15/2030	683,875
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6% - (continued)
	Other Asset-Backed Securities - 6.9% - (continued)
$ 4,485,000	Columbia Cent CLO 27 Ltd. 6.78%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	$ 4,466,997
1,150,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,161,695
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,007,846
1,392,000	3.67%, 10/25/2049(1)	1,281,080
3,103,063	4.12%, 07/25/2048(1)	3,018,922
3,085,000	Elmwood CLO 19 Ltd. 7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	3,113,706
2,155,000	Elmwood CLO 23 Ltd. 7.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,166,984
745,596	Fieldstone Mortgage Investment Trust 5.98%, 05/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	525,847
3,267,261	First Franklin Mortgage Loan Trust 5.92%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,950,367
4,840,307	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,683,867
1,830,000	Golub Capital Partners CLO 68B Ltd. 8.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,848,496
2,319,289	GSAMP Trust 5.53%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	1,364,010
1,390,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,393,631
1,725,000	Madison Park Funding LXVII Ltd. 6.83%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,726,185
1,663,242	MFA LLC 5.36%, 03/25/2060(1)(5)	1,635,561
54,246	Morgan Stanley ABS Capital I, Inc. Trust 5.74%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	45,263
3,150,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	2,759,478
308,388	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	295,618
3,005,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,017,762
	PRET LLC
1,526,365	1.87%, 07/25/2051(1)(5)	1,459,104
953,261	2.49%, 07/25/2051(1)(5)	933,559
	Pretium Mortgage Credit Partners LLC
2,802,492	1.99%, 02/25/2061(1)(5)	2,725,200
3,153,301	2.98%, 01/25/2052(1)(5)	3,066,270
	Progress Residential Trust
3,295,138	1.51%, 10/17/2038(1)	2,996,228
1,116,866	3.20%, 04/17/2039(1)	1,051,744
1,796,018	4.30%, 03/17/2040(1)	1,739,522
875,072	4.45%, 06/17/2039(1)	853,322
1,395,187	4.75%, 10/27/2039(1)	1,372,034
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,204,309
4,490,000	RR 23 Ltd. 7.96%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	4,524,726
374,473	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	340,781
339,457	Securitized Asset-Backed Receivables LLC Trust 5.62%, 07/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	117,370
5,775,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	5,735,124
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,854,092

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6% - (continued)
	Other Asset-Backed Securities - 6.9% - (continued)
$ 1,010,000	5.90%, 03/25/2049(1)	$ 1,012,924
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,337,986
6,615,000	Symphony CLO XXV Ltd. 6.55%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	6,577,751
2,580,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,588,341
3,148,861	Tricon Residential Trust 4.85%, 07/17/2040(1)	3,104,916
	VCAT LLC
1,492,523	1.74%, 05/25/2051(1)(5)	1,441,343
408,299	5.12%, 03/27/2051(1)(5)	404,157
5,775,000	Venture 42 CLO Ltd. 6.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	5,733,974
1,496,929	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	1,463,010
4,553,127	Wellfleet CLO X Ltd. 6.75%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	4,549,957
1,949,873	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,840,860
1,359,300	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,234,214
		122,276,082
	Whole Loan Collateral CMO - 7.2%
	Angel Oak Mortgage Trust
1,217,317	0.91%, 01/25/2066(1)(3)	1,007,701
763,918	0.99%, 04/25/2053(1)(3)	699,202
1,099,147	0.99%, 04/25/2066(1)(3)	900,619
1,836,185	1.82%, 11/25/2066(1)(3)	1,579,926
1,219,594	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,142,297
	Banc of America Funding Trust
1,934,234	5.77%, 05/25/2037(3)	1,639,063
531,085	6.04%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	478,656
77,186	6.35%, 01/25/2037(5)	68,262
449,682	BCAP LLC Trust 5.80%, 03/25/2037, 1 mo. USD Term SOFR + 0.47%(2)	381,536
407,961	Bear Stearns ALT-A Trust 5.94%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	368,600
100,870	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	93,545
163,719	Bear Stearns Mortgage Funding Trust 5.80%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	135,549
	BRAVO Residential Funding Trust
691,657	0.94%, 02/25/2049(1)(3)	605,957
538,408	0.97%, 03/25/2060(1)(3)	501,767
	CHL Mortgage Pass-Through Trust
219,565	4.33%, 11/20/2035(3)	194,806
912,031	4.43%, 09/25/2047(3)	786,441
	COLT Mortgage Loan Trust
1,855,068	0.91%, 06/25/2066(1)(3)	1,513,934
4,221,890	1.11%, 10/25/2066(1)(3)	3,493,793
3,644,160	4.55%, 04/25/2067(1)(3)	3,644,024
	Countrywide Alternative Loan Trust
586,420	5.75%, 05/25/2036	222,553
107,213	5.98%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	93,276
575,432	6.08%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	461,087
950,829	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	693,781
	CSMC Trust
1,630,968	0.94%, 05/25/2066(1)(3)	1,309,204
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6% - (continued)
	Whole Loan Collateral CMO - 7.2% - (continued)
$ 1,150,523	1.80%, 12/27/2060(1)(3)	$ 1,107,367
2,040,421	1.84%, 10/25/2066(1)(3)	1,757,713
4,751,217	2.27%, 11/25/2066(1)(3)	4,147,073
1,296,699	3.25%, 04/25/2047(1)(3)	1,168,510
706,928	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	608,283
	Ellington Financial Mortgage Trust
748,494	0.93%, 06/25/2066(1)(3)	601,368
2,164,581	2.21%, 01/25/2067(1)(3)	1,842,225
	Federal National Mortgage Association Connecticut Avenue Securities
726,000	7.12%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	728,496
329,274	7.58%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	331,693
615,000	7.82%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	618,844
567,180	7.87%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	582,157
1,305,000	8.02%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	1,350,485
654,800	8.42%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	673,604
1,244,000	8.42%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,306,335
1,547,000	8.47%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,589,303
683,028	8.98%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	707,788
1,180,762	9.78%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	1,242,466
3,155,000	9.82%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,315,816
	GCAT Trust
1,493,034	1.04%, 05/25/2066(1)(3)	1,219,086
1,354,308	1.92%, 08/25/2066(1)(3)	1,178,059
16,262	GMACM Mortgage Loan Trust 3.64%, 04/19/2036(3)	12,647
	GSR Mortgage Loan Trust
659,378	4.71%, 01/25/2036(3)	593,688
770,179	5.74%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	176,927
	HarborView Mortgage Loan Trust
517,797	5.82%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	448,492
1,848,682	5.92%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,729,483
4,570,800	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	4,236,770
623,435	IndyMac INDX Mortgage Loan Trust 3.92%, 03/25/2036(3)	441,971
103,079	JP Morgan Mortgage Trust 5.31%, 04/25/2037(3)	74,656
	Legacy Mortgage Asset Trust
1,111,886	1.75%, 04/25/2061(1)(5)	1,078,233
1,474,195	1.75%, 07/25/2061(1)(5)	1,413,294
534,423	Lehman XS Trust 5.86%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	479,187
142,396	MASTR Adjustable Rate Mortgages Trust 5.37%, 11/21/2034(3)	132,715
	MFA Trust
195,131	1.01%, 01/26/2065(1)(3)	178,269
1,114,723	1.03%, 11/25/2064(1)(3)	958,622
799,230	1.15%, 04/25/2065(1)(3)	713,270
	New Residential Mortgage Loan Trust
627,369	0.94%, 10/25/2058(1)(3)	578,548

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6% - (continued)
	Whole Loan Collateral CMO - 7.2% - (continued)
$ 311,960	2.49%, 09/25/2059(1)(3)	$ 287,333
1,112,256	3.50%, 08/25/2059(1)(3)	1,030,443
1,292,133	3.75%, 11/26/2035(1)(3)	1,208,641
1,307,981	3.75%, 11/25/2056(1)(3)	1,214,369
1,240,999	4.00%, 05/25/2057(1)(3)	1,171,533
899,958	4.00%, 12/25/2057(1)(3)	851,972
1,313,107	6.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,272,570
1,112,895	6.94%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	1,112,982
3,219,208	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,641,244
	OBX Trust
2,593,006	1.05%, 07/25/2061(1)(3)	2,012,846
2,443,823	1.10%, 05/25/2061(1)(3)	1,943,962
3,842,870	2.31%, 11/25/2061(1)(3)	3,297,657
	PRPM LLC
1,988,401	1.79%, 06/25/2026(1)(5)	1,940,127
1,646,790	1.79%, 07/25/2026(1)(5)	1,585,439
3,196,224	1.87%, 04/25/2026(1)(5)	3,099,232
1,508,593	2.49%, 10/25/2026(1)(5)	1,469,554
545,126	5.36%, 11/25/2025(1)(5)	543,455
3,321,877	5.61%, 10/25/2025(1)(5)	3,314,379
545,306	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	497,774
354,711	Residential Accredit Loans, Inc. Trust 6.00%, 12/25/2035	305,825
	Seasoned Credit Risk Transfer Trust
1,957,052	2.50%, 08/25/2059	1,600,574
1,741,189	3.50%, 11/25/2057	1,581,371
3,302,299	3.50%, 03/25/2058	2,923,161
4,672,385	3.50%, 07/25/2058	4,195,669
928,434	3.50%, 08/25/2058	828,327
3,548,645	3.50%, 10/25/2058	3,152,842
	Starwood Mortgage Residential Trust
541,495	0.94%, 05/25/2065(1)(3)	494,817
2,976,129	1.92%, 11/25/2066(1)(3)	2,487,124
1,289,837	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(5)	1,276,200
5,047,374	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	4,170,469
	Verus Securitization Trust
969,138	0.92%, 02/25/2064(1)(3)	857,258
1,372,048	0.94%, 07/25/2066(1)(3)	1,168,195
834,883	1.03%, 02/25/2066(1)(3)	720,258
2,057,577	1.82%, 11/25/2066(1)(3)	1,761,485
4,712,950	1.83%, 10/25/2066(1)(3)	4,080,291
665,372	4.13%, 02/25/2067(1)(5)	623,209
	WaMu Mortgage Pass-Through Certificates Trust
573,278	3.81%, 06/25/2037(3)	482,748
1,284,009	4.40%, 12/25/2046, 1 yr. USD MTA + 0.82%(2)	1,029,182
248,785	6.28%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	227,049
		125,800,588
	Total Asset & Commercial Mortgage-Backed Securities (cost $387,204,773)	$ 362,229,006
CORPORATE BONDS - 30.0%
	Advertising - 0.1%
2,335,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 2,054,380
	Aerospace/Defense - 0.4%
1,035,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,038,745
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Aerospace/Defense - 0.4% - (continued)
	Boeing Co.
$ 259,000	5.04%, 05/01/2027	$ 254,162
1,215,000	5.15%, 05/01/2030	1,176,989
170,000	5.81%, 05/01/2050	161,446
1,400,000	5.93%, 05/01/2060	1,313,762
	L3Harris Technologies, Inc.
1,050,000	5.05%, 06/01/2029	1,046,486
1,230,000	5.35%, 06/01/2034	1,229,604
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	828,583
		7,049,777
	Agriculture - 0.4%
	BAT Capital Corp.
1,570,000	5.83%, 02/20/2031	1,590,219
605,000	6.00%, 02/20/2034	612,755
	Philip Morris International, Inc.
2,180,000	5.13%, 02/15/2030	2,182,304
730,000	5.13%, 02/13/2031	726,302
1,230,000	5.38%, 02/15/2033	1,240,329
215,000	5.63%, 11/17/2029	221,550
1,190,000	5.63%, 09/07/2033	1,218,438
		7,791,897
	Apparel - 0.3%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	535,713
	Tapestry, Inc.
355,000	7.05%, 11/27/2025	362,423
940,000	7.35%, 11/27/2028	990,997
244,000	7.70%, 11/27/2030	260,010
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,526,551
		5,675,694
	Beverages - 0.0%
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	148,591
355,000	5.40%, 06/15/2033(1)	352,156
		500,747
	Biotechnology - 0.3%
	Amgen, Inc.
255,000	5.25%, 03/02/2030	258,980
2,755,000	5.25%, 03/02/2033	2,784,110
	Royalty Pharma PLC
2,900,000	2.15%, 09/02/2031	2,338,667
105,000	2.20%, 09/02/2030	87,302
		5,469,059
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
1,600,000	6.17%, 07/15/2027	1,630,049
859,000	6.33%, 07/15/2029	890,971
975,000	6.55%, 11/15/2030	1,025,757
850,000	Eastman Chemical Co. 5.63%, 02/20/2034	856,809
		4,403,586
	Commercial Banks - 7.6%
1,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,424,450
200,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(6)	200,900
EUR 800,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	907,610

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.6% - (continued)
EUR 1,575,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	$ 1,799,407
	Banco Santander SA
$ 1,600,000	5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(6)	1,599,323
800,000	6.35%, 03/14/2034	801,692
	Bank of America Corp.
1,050,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	862,362
940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	766,365
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,761,412
1,625,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,349,647
1,715,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,479,572
5,370,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	4,554,931
1,475,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	1,340,027
205,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	192,199
395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	392,166
1,600,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,601,470
795,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	801,307
1,205,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,221,670
	Bank of Ireland Group PLC
2,610,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,606,764
3,685,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	3,706,415
	Bank of New York Mellon Corp.
620,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	620,563
815,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	811,371
2,090,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	2,206,746
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.6% - (continued)
	Barclays PLC
$ 2,025,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	$ 2,036,427
905,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(8)	959,507
2,170,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	2,272,944
	BPCE SA
910,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	914,726
3,395,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	3,553,593
3,010,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	3,279,928
420,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	420,200
2,360,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	2,350,375
650,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	648,760
	Credit Agricole SA
1,825,000	5.13%, 03/11/2027(1)	1,826,560
1,775,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,805,576
745,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	773,231
	Danske Bank AS
655,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	616,748
540,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	543,896
	Deutsche Bank AG
495,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	452,347
895,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(6)	739,941
750,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(6)	784,589
210,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	210,392
	Goldman Sachs Group, Inc.
2,260,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,854,405

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 3,020,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	$ 2,533,939
295,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(6)	284,089
	HSBC Holdings PLC
1,150,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,007,625
1,395,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	1,354,294
2,185,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	2,179,790
1,565,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,579,505
385,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	395,741
765,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(6)	837,486
300,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	306,950
1,220,000	Huntington National Bank 5.65%, 01/10/2030	1,226,495
	Intesa Sanpaolo SpA
200,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(1)(6)	213,456
1,415,000	7.80%, 11/28/2053(1)	1,608,264
	JP Morgan Chase & Co.
1,270,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,056,715
930,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	785,722
645,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD Term SOFR + 1.21% thereafter)(6)	610,216
170,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	159,348
515,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	502,821
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	2,138,487
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	386,609
1,515,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	1,526,706
2,675,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,687,304
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 960,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	$ 979,715
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	291,268
	M&T Bank Corp.
2,640,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	2,454,681
1,705,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,798,142
1,580,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,523,067
EUR 1,700,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,643,488
	Morgan Stanley
$ 2,420,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,934,921
1,960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,573,765
860,000	3.59%, 07/22/2028(3)	817,201
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	421,728
1,755,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	1,754,161
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	458,958
4,505,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	4,726,166
	OTP Bank Nyrt
EUR 1,570,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,727,721
$ 815,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	837,494
	PNC Financial Services Group, Inc.
635,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	641,187
525,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	543,138
4,795,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	4,814,974
	Standard Chartered PLC
1,270,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	1,345,070
865,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	925,825

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Banks - 7.6% - (continued)
	UBS Group AG
$ 575,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	$ 460,833
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	735,467
640,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	594,752
480,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	470,055
605,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	606,194
1,895,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	1,956,163
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	782,673
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,936,282
	Wells Fargo & Co.
605,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	521,207
1,360,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	1,202,510
2,855,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	2,474,517
1,050,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	1,035,307
1,705,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,643,778
100,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	99,347
930,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	933,383
3,320,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	3,360,280
765,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	821,003
		134,280,497
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
3,305,000	4.38%, 08/15/2027(1)	3,171,933
695,000	5.80%, 04/15/2034(1)	696,036
275,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	275,656
	Howard University
1,000,000	2.70%, 10/01/2029	883,605
1,000,000	2.90%, 10/01/2031	861,261
720,000	3.48%, 10/01/2041	521,008
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Commercial Services - 0.8% - (continued)
	Service Corp. International
$ 2,500,000	3.38%, 08/15/2030	$ 2,163,788
385,000	4.63%, 12/15/2027	372,151
4,561,000	5.13%, 06/01/2029	4,438,504
140,000	United Rentals North America, Inc. 4.00%, 07/15/2030	127,396
		13,511,338
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,191,582
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	449,209
3,370,000	4.38%, 07/15/2030(1)	3,028,535
		6,669,326
	Distribution/Wholesale - 0.0%
515,000	LKQ Corp. 5.75%, 06/15/2028	524,303
	Diversified Financial Services - 0.4%
	Capital One Financial Corp.
895,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	819,073
1,465,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,319,273
355,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	349,543
1,125,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	1,157,527
1,275,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	1,408,826
665,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	753,748
	Macquarie Airfinance Holdings Ltd.
210,000	6.40%, 03/26/2029(1)	213,291
185,000	6.50%, 03/26/2031(1)	188,339
		6,209,620
	Electric - 4.1%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	913,398
2,815,000	Ameren Corp. 5.00%, 01/15/2029	2,799,154
	Arizona Public Service Co.
450,000	5.55%, 08/01/2033	455,383
990,000	6.35%, 12/15/2032	1,057,569
705,000	Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	564,898
	Cleco Corporate Holdings LLC
1,225,000	3.38%, 09/15/2029	1,069,277
75,000	4.97%, 05/01/2046(5)	62,698
	Consolidated Edison Co. of New York, Inc.
1,050,000	3.20%, 12/01/2051	719,466
450,000	5.50%, 03/15/2034	465,008
	Dominion Energy, Inc.
1,008,000	3.38%, 04/01/2030	916,428
3,487,000	5.38%, 11/15/2032	3,509,989
65,000	6.30%, 03/15/2033	68,540
1,320,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,137,683
	Duke Energy Corp.
3,200,000	2.55%, 06/15/2031	2,696,107
1,160,000	4.50%, 08/15/2032	1,100,676

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Electric - 4.1% - (continued)
$ 1,340,000	4.85%, 01/05/2029	$ 1,328,151
190,000	5.00%, 08/15/2052	172,248
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	547,796
510,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	509,048
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	389,277
670,000	4.38%, 03/30/2044	574,897
	Edison International
270,000	4.13%, 03/15/2028	258,808
635,000	5.25%, 11/15/2028	632,742
3,125,000	6.95%, 11/15/2029	3,347,802
755,000	Emera, Inc. 6.75%, 06/15/2076	745,656
	Evergy, Inc.
730,000	2.45%, 09/15/2024	718,627
715,000	2.90%, 09/15/2029	638,413
	Eversource Energy
2,255,000	5.13%, 05/15/2033	2,206,652
690,000	5.50%, 01/01/2034	690,682
1,265,000	5.95%, 02/01/2029	1,305,946
	Georgia Power Co.
940,000	4.30%, 03/15/2042	820,019
85,000	4.95%, 05/17/2033	83,893
550,000	5.25%, 03/15/2034	555,345
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	816,954
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,464,531
645,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	662,867
115,000	National Grid PLC 5.60%, 06/12/2028	117,124
870,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	904,399
	NextEra Energy Capital Holdings, Inc.
1,235,000	1.88%, 01/15/2027	1,131,227
1,145,000	2.25%, 06/01/2030	974,751
480,000	4.63%, 07/15/2027	473,508
1,555,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,531,505
705,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	587,100
755,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	753,490
1,000,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	1,040,690
	Pacific Gas & Electric Co.
3,780,000	2.50%, 02/01/2031	3,147,065
260,000	4.40%, 03/01/2032	239,647
980,000	4.55%, 07/01/2030	931,561
394,000	5.25%, 03/01/2052	352,271
205,000	5.45%, 06/15/2027	205,673
895,000	5.90%, 06/15/2032	910,988
1,950,000	6.10%, 01/15/2029	2,008,567
1,195,000	6.15%, 01/15/2033	1,232,670
2,155,000	6.40%, 06/15/2033	2,271,469
710,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	733,714
	Public Service Enterprise Group, Inc.
430,000	5.20%, 04/01/2029	430,160
265,000	5.45%, 04/01/2034	265,784
1,120,000	6.13%, 10/15/2033	1,177,690
	Puget Energy, Inc.
885,000	2.38%, 06/15/2028	789,686
2,070,000	3.65%, 05/15/2025	2,021,597
130,000	4.10%, 06/15/2030	118,716
130,000	4.22%, 03/15/2032	117,887
1,085,000	Sempra 5.40%, 08/01/2026	1,088,756
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Electric - 4.1% - (continued)
	Southern California Edison Co.
$ 875,000	5.15%, 06/01/2029	$ 879,069
1,900,000	5.20%, 06/01/2034	1,881,701
390,000	5.75%, 04/15/2054	396,061
510,000	5.88%, 12/01/2053	526,374
380,000	5.95%, 11/01/2032	398,831
	Southern Co.
210,000	3.70%, 04/30/2030	194,836
1,170,000	5.20%, 06/15/2033	1,169,788
750,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	741,569
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	209,119
1,145,000	5.00%, 04/01/2033	1,129,570
1,625,000	5.00%, 01/15/2034	1,596,723
405,000	5.35%, 01/15/2054	397,685
605,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	609,449
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	677,938
		72,373,036
	Energy-Alternate Sources - 0.2%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,674,566
1,422,000	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	1,301,195
		3,975,761
	Engineering & Construction - 0.7%
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,215,808
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,411,510
3,095,201	International Airport Finance SA 12.00%, 03/15/2033(1)(9)	3,280,913
		11,908,231
	Entertainment - 0.3%
400,000	Warnermedia Holdings, Inc. 5.39%, 03/15/2062	332,801
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	649,903
4,525,000	3.88%, 07/15/2030(1)	4,009,830
		4,992,534
	Environmental Control - 0.3%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,340,941
1,145,000	Veralto Corp. 5.35%, 09/18/2028(1)	1,161,678
		5,502,619
	Food - 0.3%
411,000	Conagra Brands, Inc. 4.85%, 11/01/2028	405,991
2,040,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,705,488
1,690,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	1,696,768
	Tyson Foods, Inc.
165,000	5.40%, 03/15/2029	166,459
605,000	5.70%, 03/15/2034	612,540
		4,587,246
	Gas - 0.5%
1,440,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	1,488,501
1,120,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,135,928
	NiSource, Inc.
295,000	3.49%, 05/15/2027	281,495
1,135,000	3.60%, 05/01/2030	1,046,060
275,000	5.25%, 03/30/2028	277,011
1,060,000	5.35%, 04/01/2034	1,054,093

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Gas - 0.5% - (continued)
$ 1,045,000	5.40%, 06/30/2033	$ 1,054,507
	Southern California Gas Co.
785,000	5.20%, 06/01/2033	786,585
1,830,000	5.60%, 04/01/2054	1,829,740
280,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	290,127
		9,244,047
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
3,055,000	6.05%, 04/15/2028(1)	3,099,845
325,000	6.30%, 02/15/2030(1)	332,853
		3,432,698
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,098,340
560,000	3.00%, 09/23/2029(1)	505,677
455,000	5.38%, 12/06/2032(1)	459,411
340,000	5.75%, 12/06/2052(1)	352,453
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,050,827
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,707,208
530,000	Smith & Nephew PLC 5.40%, 03/20/2034	528,105
1,495,000	Solventum Corp. 5.40%, 03/01/2029(1)	1,498,091
		10,200,112
	Healthcare - Services - 0.8%
	Centene Corp.
695,000	2.45%, 07/15/2028	616,152
95,000	3.38%, 02/15/2030	84,075
435,000	4.25%, 12/15/2027	414,991
5,230,000	4.63%, 12/15/2029	4,969,435
470,000	CommonSpirit Health 3.35%, 10/01/2029	431,371
	HCA, Inc.
1,760,000	3.38%, 03/15/2029	1,613,142
165,000	5.45%, 04/01/2031	166,004
1,210,000	5.60%, 04/01/2034	1,219,606
570,000	Humana, Inc. 5.38%, 04/15/2031	570,532
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	262,343
695,000	3.00%, 06/01/2051	482,358
	UnitedHealth Group, Inc.
855,000	2.75%, 05/15/2040	630,133
190,000	3.50%, 08/15/2039	156,727
240,000	4.95%, 05/15/2062	224,485
190,000	5.35%, 02/15/2033	195,579
1,405,000	5.38%, 04/15/2054	1,430,471
260,000	6.05%, 02/15/2063	286,408
		13,753,812
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,005,000	5.13%, 08/01/2030(1)	959,802
2,558,000	5.75%, 01/15/2028(1)	2,541,665
		3,501,467
	Household Products - 0.0%
575,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	534,662
	Insurance - 1.2%
580,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	583,079
1,615,000	Aon North America, Inc. 5.45%, 03/01/2034	1,633,245
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,620,769
3,010,000	2.72%, 01/07/2029(1)	2,653,339
970,000	Athene Holding Ltd. 5.88%, 01/15/2034	972,700
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Insurance - 1.2% - (continued)
	Corebridge Financial, Inc.
$ 650,000	3.85%, 04/05/2029	$ 607,938
1,380,000	5.75%, 01/15/2034	1,410,818
280,000	6.05%, 09/15/2033(1)	288,800
3,090,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,722,055
670,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	649,450
1,605,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,612,755
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	532,088
	Metropolitan Life Global Funding I
2,485,000	2.40%, 01/11/2032(1)	2,047,042
770,000	5.15%, 03/28/2033(1)	771,371
1,165,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	1,162,639
600,000	Protective Life Global Funding 5.47%, 12/08/2028(1)	610,992
830,000	Willis North America, Inc. 3.60%, 05/15/2024	827,537
		20,706,617
	Internet - 0.5%
	Gen Digital, Inc.
3,060,000	5.00%, 04/15/2025(1)	3,041,866
1,900,000	6.75%, 09/30/2027(1)	1,927,172
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	694,611
3,995,000	5.25%, 12/01/2027(1)	3,906,973
		9,570,622
	Investment Company Security - 0.0%
505,000	New Mountain Finance Corp. 6.88%, 02/01/2029	499,437
	IT Services - 0.2%
2,806,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	2,629,287
	Machinery-Diversified - 0.1%
	AGCO Corp.
210,000	5.45%, 03/21/2027	211,081
285,000	5.80%, 03/21/2034	288,559
445,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	456,812
996,000	Otis Worldwide Corp. 2.57%, 02/15/2030	874,649
235,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	238,070
		2,069,171
	Media - 1.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
695,000	2.25%, 01/15/2029	591,620
640,000	3.50%, 03/01/2042	427,882
480,000	3.70%, 04/01/2051	297,119
500,000	3.85%, 04/01/2061	296,757
940,000	3.90%, 06/01/2052	598,682
1,835,000	4.80%, 03/01/2050	1,357,030
715,000	5.13%, 07/01/2049	553,532
2,225,000	6.48%, 10/23/2045	2,064,388
55,000	6.83%, 10/23/2055	52,865
	Comcast Corp.
1,195,000	2.89%, 11/01/2051	777,851
1,259,000	2.94%, 11/01/2056	795,665

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Media - 1.2% - (continued)
$ 1,105,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	$ 917,518
	Discovery Communications LLC
545,000	3.63%, 05/15/2030	487,622
1,685,000	4.00%, 09/15/2055	1,154,123
560,000	5.20%, 09/20/2047	469,534
386,000	5.30%, 05/15/2049	324,553
	Paramount Global
710,000	4.38%, 03/15/2043	481,957
1,000,000	5.25%, 04/01/2044	742,539
	Sirius XM Radio, Inc.
1,425,000	4.00%, 07/15/2028(1)	1,303,730
3,600,000	4.13%, 07/01/2030(1)	3,146,752
2,900,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	3,239,667
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	738,370
		20,819,756
	Mining - 0.4%
1,525,000	Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(1)	1,570,887
	Glencore Funding LLC
815,000	5.37%, 04/04/2029(1)	817,054
1,605,000	5.63%, 04/04/2034(1)	1,611,071
1,590,000	6.38%, 10/06/2030(1)	1,677,588
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,004,178
		6,680,778
	Oil & Gas - 1.8%
	Aker BP ASA
1,367,000	2.00%, 07/15/2026(1)	1,263,692
465,000	3.10%, 07/15/2031(1)	397,709
1,340,000	6.00%, 06/13/2033(1)	1,385,211
	BP Capital Markets America, Inc.
115,000	2.94%, 06/04/2051	76,734
1,820,000	4.81%, 02/13/2033	1,797,157
1,140,000	4.89%, 09/11/2033	1,131,791
995,000	4.99%, 04/10/2034	994,383
1,470,000	BP Capital Markets PLC 6.45%, 12/01/2033, (6.45% fixed rate until 12/01/2033; 5 yr. USD CMT + 2.15% thereafter)(6)(8)	1,524,597
185,000	Cenovus Energy, Inc. 2.65%, 01/15/2032	153,581
	ConocoPhillips Co.
431,000	3.80%, 03/15/2052	336,851
520,000	4.03%, 03/15/2062	412,786
425,000	5.05%, 09/15/2033(9)	429,126
410,000	5.55%, 03/15/2054	423,528
1,050,000	5.70%, 09/15/2063	1,102,375
600,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	640,154
	Ecopetrol SA
2,250,000	4.63%, 11/02/2031	1,871,837
2,425,000	8.38%, 01/19/2036	2,445,768
1,760,000	8.63%, 01/19/2029	1,865,628
	Energean Israel Finance Ltd.
695,000	5.88%, 03/30/2031(7)	608,820
995,000	8.50%, 09/30/2033(7)	983,679
675,000	Equinor ASA 3.63%, 04/06/2040	563,236
	Hess Corp.
1,812,000	7.13%, 03/15/2033	2,052,410
430,000	7.30%, 08/15/2031	486,959
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	1,971,151
785,000	Ovintiv, Inc. 6.63%, 08/15/2037	820,625
	Patterson-UTI Energy, Inc.
695,000	5.15%, 11/15/2029(9)	679,987
735,000	7.15%, 10/01/2033	790,838
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Oil & Gas - 1.8% - (continued)
$ 1,405,000	Phillips 66 Co. 5.30%, 06/30/2033	$ 1,413,980
	Shell International Finance BV
215,000	2.88%, 11/26/2041	159,617
440,000	3.00%, 11/26/2051	300,727
575,000	3.25%, 04/06/2050	417,772
2,200,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,153,249
		31,655,958
	Packaging & Containers - 0.4%
6,115,000	Ball Corp. 6.00%, 06/15/2029	6,174,297
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
550,000	4.95%, 03/15/2031	553,894
245,000	5.40%, 03/15/2054	252,142
1,560,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,595,837
	Bristol-Myers Squibb Co.
775,000	5.20%, 02/22/2034	787,524
645,000	5.55%, 02/22/2054	666,313
1,985,000	Cigna Group 5.00%, 05/15/2029	1,986,898
	CVS Health Corp.
1,095,000	2.70%, 08/21/2040	761,477
435,000	4.13%, 04/01/2040	366,832
		6,970,917
	Pipelines - 1.2%
630,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	599,720
865,000	Cheniere Energy, Inc. 5.65%, 04/15/2034(1)	871,007
	Columbia Pipelines Holding Co. LLC
560,000	5.68%, 01/15/2034(1)	556,708
1,370,000	6.04%, 08/15/2028(1)	1,400,584
	Columbia Pipelines Operating Co. LLC
820,000	5.93%, 08/15/2030(1)	842,030
1,255,000	6.04%, 11/15/2033(1)	1,301,171
800,000	6.54%, 11/15/2053(1)	868,414
1,405,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,198,145
	Enbridge, Inc.
520,000	2.50%, 08/01/2033	419,622
2,385,000	5.70%, 03/08/2033	2,441,766
1,785,000	Energy Transfer LP 6.40%, 12/01/2030	1,883,034
125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	126,097
528,146	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	423,423
	Greensaif Pipelines Bidco SARL
2,130,000	6.13%, 02/23/2038(1)	2,167,351
1,490,000	6.51%, 02/23/2042(1)	1,550,220
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	187,748
660,000	3.40%, 09/01/2029	608,162
610,000	6.10%, 11/15/2032	639,628
	Targa Resources Corp.
865,000	6.15%, 03/01/2029	900,118
570,000	6.25%, 07/01/2052	591,024
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
535,000	4.00%, 01/15/2032	481,395
280,000	4.88%, 02/01/2031	267,852
	Western Midstream Operating LP
580,000	4.75%, 08/15/2028	564,210
980,000	6.15%, 04/01/2033	1,005,140
		21,894,569

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
$ 90,000	2.70%, 04/15/2031	$ 76,236
955,000	3.80%, 08/15/2029	891,612
	Crown Castle, Inc.
960,000	2.90%, 03/15/2027	898,162
470,000	4.30%, 02/15/2029	450,718
1,995,000	4.80%, 09/01/2028	1,956,861
785,000	5.00%, 01/11/2028	776,781
650,000	5.60%, 06/01/2029	659,213
	GLP Capital LP/GLP Financing II, Inc.
390,000	5.30%, 01/15/2029	383,579
1,535,000	5.75%, 06/01/2028	1,536,742
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,186,298
1,887,000	VICI Properties LP 4.95%, 02/15/2030	1,821,990
425,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	401,872
40,000	WEA Finance LLC 3.50%, 06/15/2029(1)	35,370
		12,075,434
	Retail - 0.4%
	AutoZone, Inc.
765,000	4.75%, 08/01/2032	742,750
235,000	4.75%, 02/01/2033	227,194
670,000	6.55%, 11/01/2033	734,099
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,156,926
1,735,000	5.63%, 01/01/2030(1)	1,649,175
993,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	970,701
		7,480,845
	Semiconductors - 0.2%
	Intel Corp.
350,000	3.10%, 02/15/2060	221,976
790,000	5.15%, 02/21/2034	791,943
145,000	5.60%, 02/21/2054	148,045
285,000	5.70%, 02/10/2053	294,814
500,000	5.90%, 02/10/2063	531,413
1,220,000	Marvell Technology, Inc. 2.45%, 04/15/2028	1,100,258
1,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	889,894
		3,978,343
	Software - 1.4%
4,249,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	4,020,319
	Constellation Software, Inc.
100,000	5.16%, 02/16/2029(1)	99,947
640,000	5.46%, 02/16/2034(1)	644,809
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,309,640
668,000	MSCI, Inc. 3.63%, 11/01/2031(1)	579,518
	Open Text Corp.
4,905,000	3.88%, 12/01/2029(1)	4,372,799
1,905,000	6.90%, 12/01/2027(1)	1,969,421
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	526,434
	Oracle Corp.
405,000	2.95%, 04/01/2030	360,679
2,900,000	3.85%, 04/01/2060	2,067,677
745,000	4.10%, 03/25/2061	560,603
70,000	4.13%, 05/15/2045	56,520
900,000	6.15%, 11/09/2029	948,856
4,425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,320,017
		23,837,239
	Telecommunications - 0.3%
	AT&T, Inc.
769,000	3.55%, 09/15/2055	538,344
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.0% - (continued)
	Telecommunications - 0.3% - (continued)
$ 1,266,000	3.80%, 12/01/2057	$ 917,999
	Cisco Systems, Inc.
860,000	4.95%, 02/26/2031	867,685
570,000	5.35%, 02/26/2064	584,738
	T-Mobile USA, Inc.
2,110,000	3.88%, 04/15/2030	1,976,223
420,000	5.05%, 07/15/2033	415,462
695,000	5.75%, 01/15/2034	724,413
		6,024,864
	Trucking & Leasing - 0.4%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,713,157
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,145,000	2.70%, 11/01/2024(1)	1,124,728
1,185,000	4.00%, 07/15/2025(1)	1,160,620
305,000	5.35%, 03/30/2029(1)	305,373
430,000	6.05%, 08/01/2028(1)	442,576
		6,746,454
	Total Corporate Bonds (cost $541,459,887)	$ 527,961,037
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
	Angola - 0.1%
	Angola Government International Bonds
1,600,000	8.00%, 11/26/2029(7)	$ 1,488,000
310,000	8.75%, 04/14/2032(1)	284,484
		1,772,484
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	613,210
1,825,000	5.00%, 07/15/2032(1)	1,755,650
		2,368,860
	Brazil - 0.5%
BRL 42,374,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	8,102,566
	Chile - 0.2%
	Chile Government International Bonds
EUR 1,605,000	1.25%, 01/22/2051	969,670
$ 1,795,000	4.95%, 01/05/2036	1,735,808
		2,705,478
	Colombia - 0.2%
	Colombia Government International Bonds
2,685,000	5.00%, 06/15/2045	1,942,328
395,000	5.20%, 05/15/2049	289,732
1,180,000	5.63%, 02/26/2044	937,055
		3,169,115
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,178,479
	Hungary - 0.4%
	Hungary Government International Bonds
EUR 3,860,000	1.63%, 04/28/2032(7)	3,402,783
$ 445,000	5.50%, 03/26/2036(1)	431,650
2,415,000	6.13%, 05/22/2028(1)	2,472,496
		6,306,929
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 3,795,000	1.10%, 03/12/2033	3,243,085
240,000	2.15%, 07/18/2024(7)	256,910
		3,499,995

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6% - (continued)
	Israel - 0.0%
$ 755,000	Israel Government International Bonds 5.75%, 03/12/2054	$ 723,426
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,823,148
	Mexico - 0.4%
	Mexico Government International Bonds
$ 765,000	3.50%, 02/12/2034	636,643
5,785,000	6.00%, 05/07/2036	5,789,840
290,000	6.34%, 05/04/2053	286,289
435,000	6.40%, 05/07/2054	433,522
		7,146,294
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 1,825,000	2.75%, 01/18/2025(7)	1,928,539
2,165,000	3.68%, 06/03/2026(1)	2,261,990
		4,190,529
	Panama - 0.1%
	Panama Government International Bonds
$ 275,000	6.85%, 03/28/2054	253,688
590,000	6.88%, 01/31/2036	582,624
		836,312
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 3,315,000	1.20%, 04/28/2033	2,861,468
710,000	1.75%, 04/28/2041	536,939
		3,398,407
	Poland - 0.0%
$ 670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	665,841
	Romania - 0.5%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	2,182,979
6,785,000	2.75%, 04/14/2041(7)	4,988,578
$ 1,286,000	5.88%, 01/30/2029(1)	1,284,714
930,000	6.38%, 01/30/2034(1)	942,229
		9,398,500
	Saudi Arabia - 0.3%
	Saudi Government International Bonds
EUR 1,140,000	2.00%, 07/09/2039(7)	938,651
$ 455,000	5.00%, 01/18/2053(1)	406,342
3,995,000	5.75%, 01/16/2054(1)	3,945,862
		5,290,855
	Total Foreign Government Obligations (cost $72,512,404)	$ 62,577,218
MUNICIPAL BONDS - 1.4%
	Development - 0.3%
4,650,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 4,509,473
	General - 0.6%
720,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	621,575
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.4% - (continued)
	General - 0.6% - (continued)
$ 5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	$ 5,846,417
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	3,937,412
		10,405,404
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,046,266
1,540,000	6.32%, 11/01/2029	1,529,550
		2,575,816
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,100,866
	Utilities - 0.1%
2,395,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	2,415,948
	Utility - Electric - 0.1%
731,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	842,012
	Total Municipal Bonds (cost $25,507,701)	$ 23,849,519
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
757,275	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(11)(12)	$ 7,573
	Total Senior Floating Rate Interests (cost $757,276)	$ 7,573
U.S. GOVERNMENT AGENCIES - 53.6%
	Mortgage-Backed Agencies - 53.6%
	Federal Home Loan Mortgage Corp. - 8.1%
43,786	0.00%, 11/15/2036(13)(14)	$ 35,388
5,634,717	0.37%, 12/25/2033(3)(4)	178,924
19,029,795	0.60%, 03/25/2027(3)(4)	279,702
4,763,205	0.63%, 10/25/2026(3)(4)	57,213
17,205,322	0.72%, 12/25/2030(3)(4)	661,646
10,070,661	0.74%, 06/25/2027(3)(4)	194,285
4,223,031	0.88%, 11/25/2030(3)(4)	191,081
2,073,735	1.00%, 02/25/2051	1,736,790
7,711,440	1.02%, 10/25/2030(3)(4)	394,442
12,809,802	1.12%, 06/25/2030(3)(4)	711,902
9,093,636	1.50%, 05/15/2037(4)	516,353
835,703	1.50%, 11/01/2051	630,693
6,229,461	1.57%, 05/25/2030(3)(4)	471,981
632,613	1.75%, 10/15/2042	535,301
1,486,675	2.00%, 05/01/2036	1,326,114
614,839	2.00%, 06/01/2036	548,428
301,490	2.00%, 12/01/2040	255,276
1,880,233	2.00%, 05/01/2041	1,588,484
2,082,053	2.00%, 12/01/2041	1,750,008
1,678,143	2.00%, 10/01/2050	1,339,850
1,597,415	2.00%, 02/01/2051	1,289,800
8,401,709	2.00%, 03/01/2051	6,702,632
2,839,722	2.00%, 04/01/2051	2,261,911
1,592,015	2.00%, 05/01/2051	1,285,673
685,237	2.00%, 08/01/2051	546,868
689,775	2.00%, 11/01/2051	553,259
3,080,204	2.00%, 04/01/2052	2,472,087
3,704,647	2.00%, 06/15/2052(4)	467,494
178,038	2.50%, 05/15/2028(4)	6,139
951,781	2.50%, 05/01/2050	800,957
1,098,953	2.50%, 06/01/2050	920,536

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Federal Home Loan Mortgage Corp. - 8.1% - (continued)
$ 6,299,685	2.50%, 07/01/2050	$ 5,267,907
1,922,479	2.50%, 11/01/2050	1,604,570
587,027	2.50%, 02/01/2051	495,209
1,994,179	2.50%, 03/01/2051	1,663,294
2,446,980	2.50%, 03/25/2051(4)	345,381
731,210	2.50%, 05/01/2051	609,448
912,920	2.50%, 07/01/2051	763,142
647,623	2.50%, 08/01/2051	539,508
1,137,093	2.50%, 10/01/2051	947,857
2,922,511	2.50%, 03/15/2052(4)	405,180
1,875,898	2.50%, 03/25/2052	1,645,124
3,617,447	2.50%, 04/01/2052	3,004,165
382,917	3.00%, 03/15/2028(4)	14,906
587,432	3.00%, 08/01/2029	563,464
132,550	3.00%, 05/15/2032(4)	2,226
1,919,919	3.00%, 10/01/2032	1,814,245
303,783	3.00%, 03/15/2033(4)	24,402
1,235,480	3.00%, 04/01/2033	1,160,667
1,841,663	3.00%, 11/01/2036	1,696,228
1,076,542	3.00%, 01/01/2037	991,213
2,025,000	3.00%, 03/25/2040	1,721,644
564,807	3.00%, 05/15/2046	514,423
3,543,679	3.00%, 11/01/2046	3,129,840
913,068	3.00%, 12/01/2046	807,015
772,113	3.00%, 07/01/2050	671,830
304,404	3.00%, 08/01/2051	264,804
2,786,083	3.00%, 09/25/2051(4)	443,212
2,084,719	3.00%, 10/01/2051	1,816,957
794,784	3.00%, 01/01/2052	695,566
1,013,666	3.00%, 05/01/2052	882,761
354,616	3.25%, 11/15/2041	323,782
66,918	3.50%, 09/15/2026(4)	1,802
57,913	3.50%, 03/15/2027(4)	1,126
790,272	3.50%, 05/15/2034(4)	58,129
1,308,684	3.50%, 08/01/2034	1,243,422
432,427	3.50%, 03/15/2041(4)	12,025
436,147	3.50%, 10/15/2045	389,515
310,748	3.50%, 06/01/2046	284,007
1,092,267	3.50%, 12/15/2046	995,334
1,193,555	3.50%, 10/01/2047	1,090,815
441,838	3.50%, 12/01/2047	403,293
6,477,133	3.50%, 03/01/2048	5,922,372
196,112	3.50%, 08/01/2048	179,390
299,467	4.00%, 08/01/2025	295,918
94,614	4.00%, 12/15/2026(4)	1,379
151,423	4.00%, 07/15/2027(4)	2,670
119,422	4.00%, 03/15/2028(4)	2,781
73,050	4.00%, 06/15/2028(4)	1,940
277,158	4.00%, 07/15/2030(4)	17,968
1,247,800	4.00%, 05/25/2040(4)	184,425
1,276,741	4.00%, 09/15/2041	1,222,628
1,110,763	4.00%, 05/01/2042	1,054,833
373,539	4.00%, 08/01/2042	354,721
552,302	4.00%, 09/01/2042	524,479
26,952	4.00%, 07/01/2044	25,871
2,248,936	4.00%, 03/25/2045(4)	396,016
104,150	4.00%, 06/01/2045	98,867
370,376	4.00%, 02/01/2046	351,679
138,033	4.00%, 04/01/2047	130,910
108,008	4.00%, 09/01/2048	102,237
2,529,328	4.00%, 04/01/2049	2,378,258
499,380	4.00%, 05/01/2049	473,518
1,893,365	4.00%, 07/01/2049	1,788,049
195,440	4.50%, 09/01/2044	190,199
934,123	4.75%, 07/15/2039	928,178
393,585	5.00%, 09/15/2033(4)	59,250
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Federal Home Loan Mortgage Corp. - 8.1% - (continued)
$ 3,813	5.00%, 03/01/2039	$ 3,813
114,503	5.00%, 08/01/2039	114,566
2,737	5.00%, 09/01/2039	2,712
6,486	5.00%, 12/01/2039	6,457
6,079	5.00%, 04/01/2041	6,079
13,643	5.00%, 04/01/2044	13,717
10,021	5.00%, 05/01/2044	9,956
497,248	5.00%, 02/15/2048(4)	104,967
588,614	5.00%, 08/01/2052	575,184
16,181,790	5.00%, 09/01/2052	15,814,106
1,613,839	5.00%, 04/01/2053	1,587,641
2,152,000	5.36%, 01/25/2029(3)	2,211,049
9,570	5.50%, 03/01/2028	9,546
25,501	5.50%, 04/01/2033	26,079
332,800	5.50%, 05/01/2034	340,359
6,067	5.50%, 05/01/2037	6,205
16,819	5.50%, 11/01/2037	17,202
31,340	5.50%, 02/01/2038	32,054
13,247	5.50%, 04/01/2038	13,549
17,021	5.50%, 06/01/2038	17,408
1,761,390	5.50%, 08/01/2038	1,801,431
179,576	5.50%, 09/01/2038	183,660
3,451	5.50%, 12/01/2039	3,529
46,290	5.50%, 02/01/2040	47,343
153,254	5.50%, 05/01/2040	156,739
148,790	5.50%, 08/01/2040	152,174
765,980	5.50%, 06/01/2041	783,401
636,856	5.50%, 10/15/2046(4)	127,933
2,254,976	5.50%, 02/01/2053	2,254,323
737	6.00%, 07/01/2029	747
79,623	6.00%, 10/01/2032	81,642
16,753	6.00%, 11/01/2032	16,973
98,575	6.00%, 12/01/2032	100,870
7,568	6.00%, 11/01/2033	7,835
17,355	6.00%, 01/01/2034	17,887
7,748	6.00%, 02/01/2034	8,018
79,516	6.00%, 08/01/2034	82,517
83,164	6.00%, 09/01/2034	86,288
101,015	6.00%, 01/01/2035	103,515
490,733	6.00%, 11/01/2037	509,294
1,304,253	6.00%, 12/01/2052	1,329,289
648,973	6.00%, 03/01/2053	664,560
109	6.50%, 08/01/2032	113
254,405	6.50%, 07/15/2036	261,384
56,296	6.50%, 12/01/2037	59,234
1,499,551	6.50%, 11/01/2053	1,543,211
27	7.50%, 09/01/2029	27
1,432,000	8.22%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,480,409
1,310,000	8.57%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	1,373,099
2,005,000	8.67%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,094,514
4,410,000	8.67%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,663,575
1,705,000	8.72%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,764,139
470,000	8.82%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	489,975
3,815,000	8.82%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,025,295
620,000	8.87%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	650,373
1,629,000	8.97%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,696,123

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Federal Home Loan Mortgage Corp. - 8.1% - (continued)
$ 1,705,000	9.02%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	$ 1,807,195
1,525,000	9.32%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,621,160
2,440,000	9.82%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,638,515
		142,310,149
	Federal National Mortgage Association - 14.4%
47,849	0.00%, 03/25/2036(13)(14)	40,883
375,158	0.00%, 06/25/2041(13)(14)	280,698
702,100	0.02%, 06/25/2055(3)(4)	28,098
1,061,382	0.08%, 04/25/2055(3)(4)	38,330
7,566,576	0.30%, 01/25/2030(3)(4)	77,429
3,658,308	0.57%, 10/25/2049, 30 day USD SOFR Average + 5.89%(2)(4)	339,775
8,026,101	1.46%, 05/25/2029(3)(4)	355,304
1,020,931	1.48%, 05/25/2046(3)(4)	42,476
5,658,415	1.50%, 09/01/2051	4,274,352
327,819	1.50%, 10/01/2051	247,524
435,148	1.50%, 04/01/2052	328,340
1,012,498	1.75%, 12/25/2042	884,342
1,533,632	2.00%, 05/01/2036	1,367,985
2,305,078	2.00%, 06/01/2036	2,058,972
1,703,357	2.00%, 08/01/2036	1,519,361
1,085,007	2.00%, 09/01/2036	967,798
778,802	2.00%, 12/01/2036	694,658
613,901	2.00%, 09/25/2039	530,380
1,246,965	2.00%, 09/01/2040	1,058,365
2,839,535	2.00%, 12/01/2040	2,402,239
1,146,221	2.00%, 04/01/2041	968,573
391,026	2.00%, 05/01/2041	330,417
1,505,787	2.00%, 10/01/2041	1,267,015
7,488,609	2.00%, 12/01/2050	5,984,395
9,419,277	2.00%, 02/01/2051	7,532,558
13,797,215	2.00%, 03/01/2051	10,989,991
14,279,683	2.00%, 04/01/2051	11,363,623
1,562,276	2.00%, 05/01/2051	1,243,363
522,561	2.00%, 07/01/2051	416,520
698,446	2.00%, 10/01/2051	562,832
3,815,370	2.00%, 03/25/2052(4)	504,711
24,368	2.00%, 04/01/2052	19,351
774,699	2.03%, 08/25/2044(3)(4)	34,853
800,230	2.25%, 04/01/2033	661,272
167,937	2.50%, 06/25/2028(4)	5,682
2,093,763	2.50%, 09/01/2040	1,827,428
89,297	2.50%, 01/01/2043	76,605
2,089,105	2.50%, 02/01/2043	1,791,973
704,434	2.50%, 03/01/2043	604,350
1,526,078	2.50%, 05/01/2043	1,296,943
1,212,974	2.50%, 06/01/2043	1,040,614
674,807	2.50%, 04/01/2045	577,185
957,191	2.50%, 04/01/2050	799,666
1,096,620	2.50%, 06/01/2050	916,155
186,807	2.50%, 07/01/2050	155,910
1,720,143	2.50%, 09/01/2050	1,435,641
2,984,370	2.50%, 10/01/2050	2,514,539
1,269,567	2.50%, 01/01/2051	1,068,352
3,005,508	2.50%, 02/25/2051(4)	475,661
19,726,681	2.50%, 05/01/2051	16,492,029
2,481,681	2.50%, 06/01/2051	2,064,012
1,436,728	2.50%, 07/01/2051	1,199,363
963,064	2.50%, 09/01/2051	802,409
6,618,664	2.50%, 10/01/2051	5,512,123
14,014,170	2.50%, 11/01/2051	11,785,805
1,687,814	2.50%, 12/01/2051	1,413,294
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 1,629,471	2.50%, 01/01/2052	$ 1,369,164
2,441,695	2.50%, 03/01/2052	2,033,018
1,694,860	2.50%, 04/01/2052	1,412,112
3,092,289	2.50%, 06/25/2052(4)	471,944
3,037,393	2.50%, 09/25/2052(4)	472,356
2,168,146	2.50%, 01/01/2057	1,794,678
85,135	3.00%, 02/25/2027(4)	668
134,291	3.00%, 09/25/2027(4)	4,220
765,135	3.00%, 01/25/2028(4)	22,887
1,746,015	3.00%, 04/25/2033(4)	108,748
506,941	3.00%, 08/01/2033	479,194
1,264,205	3.00%, 03/01/2037	1,162,224
1,793,363	3.00%, 06/01/2043	1,598,529
1,142,161	3.00%, 09/01/2048	1,005,865
1,178,019	3.00%, 08/25/2049	1,047,934
167,676	3.00%, 12/01/2049	146,343
771,774	3.00%, 02/01/2050	678,413
2,722,359	3.00%, 08/01/2050	2,375,707
1,107,508	3.00%, 10/01/2050	963,492
1,512,917	3.00%, 12/01/2050	1,316,654
491,771	3.00%, 04/01/2051	427,826
1,433,179	3.00%, 05/01/2051	1,261,796
281,744	3.00%, 06/01/2051	243,798
356,000	3.00%, 07/01/2051	308,629
3,999,111	3.00%, 08/01/2051	3,473,998
2,670,213	3.00%, 09/01/2051	2,318,487
4,255,943	3.00%, 10/01/2051	3,695,459
4,607,211	3.00%, 11/01/2051	3,991,352
2,131,619	3.00%, 12/01/2051	1,851,111
983,146	3.00%, 01/01/2052	853,187
1,145,559	3.00%, 04/01/2052	996,866
1,431,475	3.00%, 05/01/2052	1,245,284
135,896	3.50%, 05/25/2027(4)	4,352
229,780	3.50%, 10/25/2027(4)	8,764
373,377	3.50%, 05/25/2030(4)	21,900
99,143	3.50%, 08/25/2030(4)	4,617
101,097	3.50%, 02/25/2031(4)	2,323
302,368	3.50%, 09/25/2035(4)	27,775
1,860,222	3.50%, 11/25/2039(4)	161,242
1,678,000	3.50%, 01/25/2042	1,516,666
2,145,642	3.50%, 08/01/2043	1,986,519
637,785	3.50%, 10/01/2044	584,695
637,079	3.50%, 02/01/2045	582,718
573,725	3.50%, 01/01/2046	523,800
433,482	3.50%, 03/01/2046	396,496
995,031	3.50%, 09/01/2046	909,010
478,199	3.50%, 10/01/2046	436,524
357,941	3.50%, 10/25/2046(4)	64,682
533,287	3.50%, 11/01/2046	488,637
731,738	3.50%, 05/01/2047	667,971
1,614,980	3.50%, 09/01/2047	1,475,151
296,752	3.50%, 12/01/2047	273,637
1,036,748	3.50%, 01/01/2048	946,366
247,789	3.50%, 02/01/2048	226,834
1,141,056	3.50%, 07/01/2048	1,041,613
2,459,184	3.50%, 04/01/2052	2,229,576
4,105,825	3.50%, 09/01/2057	3,648,151
2,337,281	3.50%, 05/01/2058	2,076,712
2,327,835	3.50%, 12/25/2058	2,072,110
1,620,000	3.52%, 11/01/2032	1,485,170
103,224	4.00%, 06/01/2025	101,584
56,313	4.00%, 10/01/2025	55,583
1,310,688	4.00%, 10/01/2040	1,243,215
529,882	4.00%, 11/01/2040	502,586
393,876	4.00%, 12/01/2040	373,573
191,665	4.00%, 02/01/2041	181,790

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 533,611	4.00%, 03/01/2041	$ 506,111
1,299,380	4.00%, 06/01/2041	1,249,712
191,358	4.00%, 03/25/2042(4)	22,341
229,270	4.00%, 08/01/2042	217,445
503,023	4.00%, 09/01/2042	477,083
114,917	4.00%, 11/25/2042(4)	10,852
74,691	4.00%, 03/01/2045	70,827
445,528	4.00%, 07/01/2045	422,577
285,080	4.00%, 03/01/2046	270,369
108,266	4.00%, 05/01/2046	102,590
502,048	4.00%, 06/01/2046	475,631
506,912	4.00%, 04/01/2047	480,803
1,241,865	4.00%, 10/01/2047	1,175,993
3,000,797	4.00%, 06/01/2048	2,841,581
570,190	4.00%, 09/01/2048	537,057
367,838	4.00%, 01/01/2049	348,857
3,288,810	4.00%, 04/01/2049	3,088,877
127,514	4.00%, 08/01/2049	120,938
2,288,176	4.00%, 04/01/2050	2,152,377
371,289	4.00%, 08/01/2051	352,132
1,532,256	4.00%, 06/01/2052	1,425,561
1,163,291	4.03%, 06/01/2028	1,129,840
1,475,000	4.19%, 04/01/2028	1,443,737
571,672	4.37%, 05/01/2028	565,264
1,065,000	4.41%, 04/01/2030	1,045,937
1,380,916	4.46%, 05/01/2028	1,364,519
21,025	4.50%, 04/01/2025	20,858
27,123	4.50%, 07/25/2027(4)	289
340,470	4.50%, 09/01/2035	332,963
1,130,058	4.50%, 12/01/2037	1,122,079
1,119,433	4.50%, 08/01/2040	1,098,840
1,080,252	4.50%, 10/01/2040	1,060,391
528,240	4.50%, 10/01/2041	518,529
1,259,282	4.50%, 08/25/2043(4)	236,145
452,729	4.50%, 09/01/2043	444,407
572,128	4.50%, 04/01/2049	553,926
2,500,372	4.50%, 01/01/2051	2,426,505
1,789,851	4.50%, 03/01/2053	1,705,947
380,000	4.75%, 04/01/2028	378,965
9,773	5.00%, 06/01/2025	9,762
161,550	5.00%, 04/25/2038	156,001
1,966,235	5.00%, 07/01/2052	1,921,406
1,305,198	5.00%, 08/01/2052	1,275,844
16,016,883	5.00%, 09/01/2052	15,652,945
2,050,000	5.07%, 12/01/2028	2,078,419
77,802	5.50%, 06/01/2033	79,469
63,171	5.50%, 08/01/2033	64,526
415,217	5.50%, 09/01/2033	424,116
385,129	5.50%, 12/01/2033	393,384
262,554	5.50%, 01/01/2034	268,183
1,434,824	5.50%, 11/01/2035	1,465,622
397,397	5.50%, 04/01/2036	405,934
308,395	5.50%, 09/01/2036	315,003
229,440	5.50%, 04/25/2037	233,768
1,186,491	5.50%, 11/25/2040(4)	145,362
858,759	5.50%, 06/25/2042(4)	180,523
1,123,995	5.50%, 08/25/2044(4)	193,514
787,586	5.50%, 11/01/2052	786,077
4,548,664	5.50%, 12/01/2052	4,541,977
2,376,385	5.50%, 06/01/2053	2,369,161
25,405	5.54%, 05/25/2042(3)(4)	1,834
178,799	6.00%, 12/01/2032	183,440
145,708	6.00%, 01/01/2033	149,659
20,441	6.00%, 02/01/2033	20,637
137,344	6.00%, 03/01/2033	140,196
357,207	6.00%, 02/01/2037	370,208
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 686,985	6.00%, 01/25/2042(4)	$ 53,224
1,383,906	6.00%, 05/01/2053	1,417,109
133	6.50%, 05/01/2031	136
481	6.50%, 09/01/2031	494
489	6.50%, 07/01/2032	500
2,608,889	6.50%, 11/01/2053	2,684,849
445	7.00%, 07/01/2029	459
61	7.00%, 12/01/2030	63
61	7.00%, 03/01/2032	63
421	7.00%, 09/01/2032	434
5,106,256	7.00%, 09/01/2053	5,266,061
416	7.50%, 06/01/2027	418
5,508	7.50%, 03/01/2030	5,561
5,360	7.50%, 04/01/2030	5,354
513	7.50%, 06/01/2030	520
957	7.50%, 07/01/2030	970
282	7.50%, 08/01/2030	286
2,794	7.50%, 05/01/2031	2,809
3,682	7.50%, 06/01/2031	3,657
357	7.50%, 08/01/2031	360
14,442	7.50%, 09/01/2031	14,340
33	7.50%, 05/01/2032	33
		253,810,332
	Government National Mortgage Association - 7.5%
2,457,822	2.00%, 10/20/2050	2,018,077
4,713,325	2.00%, 12/20/2050	3,870,532
25,195,000	2.00%, 04/20/2054(15)	20,665,774
427,402	2.50%, 12/16/2039	390,944
819,383	2.50%, 07/20/2041	719,485
2,616,238	2.50%, 10/20/2049	2,269,059
1,943,809	2.50%, 11/20/2049	1,666,289
1,543,441	2.50%, 03/20/2051	1,318,178
2,199,702	2.50%, 09/20/2051	1,877,034
7,339,807	2.50%, 10/20/2051	6,260,102
152,693	3.00%, 09/20/2028(4)	4,876
2,157,020	3.00%, 05/20/2035(4)	119,502
262,515	3.00%, 02/16/2043(4)	36,600
1,401,129	3.00%, 03/15/2045	1,246,379
66,741	3.00%, 04/15/2045	59,372
1,179,888	3.00%, 07/15/2045	1,049,579
24,097	3.00%, 08/15/2045	21,435
7,413,645	3.00%, 04/20/2051	6,564,325
2,226,307	3.00%, 08/20/2051	1,965,318
2,831,400	3.00%, 09/20/2051	2,502,262
7,240,844	3.00%, 12/20/2051	6,395,399
1,485,716	3.00%, 02/20/2052	1,336,087
3,615,805	3.00%, 07/20/2052	3,191,617
47,351	3.50%, 02/16/2027(4)	1,626
156,053	3.50%, 03/20/2027(4)	4,382
114,366	3.50%, 07/20/2040(4)	2,285
114,200	3.50%, 02/20/2041(4)	1,691
464,879	3.50%, 04/20/2042(4)	17,474
1,450,622	3.50%, 10/20/2042(4)	217,949
178,209	3.50%, 11/15/2042	166,450
4,333	3.50%, 12/15/2042	4,041
103,923	3.50%, 02/15/2043	96,872
5,199	3.50%, 03/15/2043	4,846
857,107	3.50%, 04/15/2043	798,918
1,970,787	3.50%, 05/15/2043	1,837,812
509,866	3.50%, 07/20/2043(4)	78,158
1,058,478	3.50%, 03/20/2044	982,813
1,363,136	3.50%, 06/20/2046	1,260,748
346,452	3.50%, 07/20/2046	320,411
360,968	3.50%, 10/20/2046	332,781
1,441,918	3.50%, 02/20/2047	1,332,019
422,936	3.50%, 08/20/2047	390,400

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Government National Mortgage Association - 7.5% - (continued)
$ 295,077	3.50%, 11/20/2047	$ 271,799
362,998	3.50%, 03/20/2048	334,275
1,110,620	3.50%, 07/20/2049	1,022,539
10,079,000	3.50%, 04/20/2054(15)	9,180,948
857,528	3.88%, 08/15/2042	816,491
27,469	4.00%, 12/16/2026(4)	130
436,362	4.00%, 05/20/2029(4)	8,378
1,550,925	4.00%, 07/20/2040	1,492,764
1,713,842	4.00%, 09/20/2040	1,649,571
2,722,743	4.00%, 10/20/2040	2,618,660
706,507	4.00%, 12/20/2040	679,144
148,849	4.00%, 05/16/2042(4)	14,844
2,228,630	4.00%, 09/16/2042(4)	435,338
121,619	4.00%, 01/20/2044(4)	21,922
884,887	4.00%, 01/16/2046(4)	155,933
800,175	4.00%, 03/20/2047(4)	129,222
386,097	4.00%, 11/20/2047	362,526
1,077,496	4.00%, 03/20/2048	1,015,468
2,761,346	4.00%, 07/20/2048	2,605,240
46,491	4.50%, 11/15/2039	45,181
488,146	4.50%, 05/15/2040	479,518
1,718,925	4.50%, 05/20/2040	1,695,928
90,385	4.50%, 07/15/2041	87,858
1,586,260	4.50%, 08/20/2045(4)	287,668
151,160	4.50%, 01/20/2046	148,798
1,076,788	4.50%, 01/20/2047(4)	133,747
1,168,230	4.50%, 05/20/2048(4)	183,459
336,623	4.50%, 05/20/2052	324,155
982,532	4.50%, 08/20/2052	945,532
899,444	4.50%, 09/20/2052	865,387
4,043,352	4.50%, 10/20/2052	3,890,047
1,019,368	5.00%, 02/16/2040(4)	204,728
911,124	5.00%, 05/20/2040	919,016
721,596	5.00%, 06/20/2040	727,846
283,298	5.00%, 07/20/2040	285,752
544,119	5.00%, 06/15/2041	554,729
572,893	5.00%, 10/16/2041(4)	90,072
764,474	5.00%, 03/15/2044	780,416
216,403	5.00%, 01/16/2047(4)	47,298
3,701,774	5.00%, 07/15/2052	3,644,749
450,000	5.00%, 04/20/2054(15)	442,579
199,616	5.50%, 03/15/2033	204,682
319,731	5.50%, 04/15/2033	327,844
276,267	5.50%, 05/15/2033	281,116
413,576	5.50%, 10/20/2034	426,545
707,553	5.50%, 03/20/2039(4)	103,662
702,096	5.50%, 02/16/2047(4)	108,188
450,389	5.50%, 02/20/2047(4)	74,799
15,100,000	5.50%, 04/20/2054(15)	15,095,546
399	6.00%, 01/15/2029	404
335	6.00%, 04/15/2029	338
14,469	6.00%, 12/15/2031	14,712
346	6.00%, 10/15/2032	360
9,007	6.00%, 06/15/2033	9,259
191	6.00%, 03/15/2034	194
15,770	6.00%, 08/15/2034	16,352
26,024	6.00%, 09/15/2034	26,798
17,679	6.00%, 02/15/2035	18,243
30,851	6.00%, 03/15/2036	32,123
36,246	6.00%, 05/15/2036	37,256
79,878	6.00%, 06/15/2036	82,489
8,720	6.00%, 06/15/2037	8,942
20,280	6.00%, 08/15/2037	21,022
30,747	6.00%, 08/15/2039	31,592
710,789	6.00%, 09/20/2040(4)	122,948
51,970	6.00%, 06/15/2041	53,618
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.6% - (continued)
	Mortgage-Backed Agencies - 53.6% - (continued)
	Government National Mortgage Association - 7.5% - (continued)
$ 698,577	6.00%, 02/20/2046(4)	$ 113,560
11,168	6.50%, 06/15/2028	11,486
499	6.50%, 08/15/2028	510
1,327	6.50%, 09/15/2028	1,354
679	6.50%, 11/15/2028	695
2,763	6.50%, 12/15/2028	2,850
5,966	6.50%, 02/15/2029	6,115
41,509	6.50%, 03/15/2029	42,542
12,966	6.50%, 04/15/2029	13,333
4,446	6.50%, 05/15/2029	4,571
72,171	6.50%, 06/15/2029	73,915
2,184	6.50%, 07/15/2029	2,223
90	6.50%, 03/15/2031	92
70,680	6.50%, 04/15/2031	72,642
19,759	6.50%, 05/15/2031	20,391
4,068	6.50%, 06/15/2031	4,154
84,695	6.50%, 07/15/2031	87,201
14,231	6.50%, 08/15/2031	14,619
22,754	6.50%, 09/15/2031	23,370
38,803	6.50%, 10/15/2031	39,502
141,587	6.50%, 11/15/2031	145,519
28,891	6.50%, 12/15/2031	29,481
58,116	6.50%, 01/15/2032	60,127
15,175	6.50%, 02/15/2032	15,774
24,308	6.50%, 03/15/2032	24,972
89,245	6.50%, 04/15/2032	91,964
208	6.50%, 05/15/2032	212
12,389	6.50%, 06/15/2032	12,612
172	7.00%, 02/15/2031	173
76	7.00%, 06/15/2031	77
55	7.00%, 08/15/2031	55
		131,014,679
	Uniform Mortgage-Backed Security - 23.6%
23,200,000	2.00%, 04/01/2054(15)	18,376,909
3,425,000	2.50%, 04/01/2039(15)	3,118,122
12,100,000	2.50%, 04/01/2054(15)	10,013,256
1,010,000	3.00%, 04/01/2039(15)	940,531
2,085,000	3.50%, 04/01/2039(15)	1,982,865
61,541,000	4.50%, 04/01/2054(15)	58,656,235
14,375,000	5.00%, 04/01/2054(15)	14,036,834
79,239,000	5.50%, 04/01/2054(15)	78,900,841
145,315,000	6.00%, 04/01/2054(15)	146,718,041
62,275,000	6.00%, 05/01/2054(15)	62,864,113
1,695,000	6.50%, 04/01/2054(15)	1,732,353
6,270,000	7.00%, 04/01/2054(15)	6,464,343
11,370,000	7.00%, 05/01/2054(15)	11,711,762
		415,516,205
	Total U.S. Government Agencies (cost $980,322,809)	$ 942,651,365
U.S. GOVERNMENT SECURITIES - 14.2%
	U.S. Treasury Securities - 14.2%
	U.S. Treasury Bonds - 10.9%
24,645,000	1.25%, 05/15/2050	$ 12,633,451
5,115,000	1.88%, 11/15/2051	3,070,199
7,090,000	2.25%, 08/15/2046	4,861,081
15,065,000	2.25%, 02/15/2052	9,929,365
7,860,000	2.38%, 11/15/2049	5,394,539
90,455,000	2.88%, 08/15/2045	70,523,100
6,175,000	3.00%, 02/15/2047	4,865,948
20,715,000	3.13%, 08/15/2044(16)	16,991,964
22,615,000	3.38%, 05/15/2044(17)	19,327,874
35,500,000	3.38%, 11/15/2048	29,718,770

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 14.2% - (continued)
	U.S. Treasury Securities - 14.2% - (continued)
	U.S. Treasury Bonds - 10.9% - (continued)
$ 3,565,000	3.63%, 08/15/2043		$ 3,175,914
12,035,000	3.63%, 05/15/2053		10,593,621
			191,085,826
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
22,860,754	0.25%, 02/15/2050(18)		14,475,958
	U.S. Treasury Inflation-Indexed Notes - 1.5%
7,074,701	0.75%, 07/15/2028(18)		6,763,939
10,899,568	1.38%, 07/15/2033(18)		10,476,131
8,822,792	1.75%, 01/15/2034(18)		8,723,396
			25,963,466
	U.S. Treasury Notes - 1.0%
21,815,000	0.63%, 05/15/2030		17,631,803
	Total U.S. Government Securities (cost $326,381,730)		$ 249,157,053
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(19)		$ —
	Total Common Stocks (cost $265,121)		$ —
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp (Preference Shares), 6.58%(8)		$ 1,893,257
	Total Preferred Stocks (cost $1,591,820)		$ 1,893,257
	Total Long-Term Investments (cost $2,336,003,521)		$ 2,170,326,028
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
6,450,481	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $6,454,294; collateralized by U.S. Treasury Bond at 4.75%, maturing 02/15/2041, with a market value of $6,579,492		$ 6,450,481
	Securities Lending Collateral - 0.0%
136,830	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(20)		136,830
456,098	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(20)		456,098
136,829	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(20)		136,829
136,829	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(20)		136,829
			866,586
	Total Short-Term Investments (cost $7,317,067)		$ 7,317,067
	Total Investments (cost $2,343,320,588)	123.9%	$ 2,177,643,095
	Other Assets and Liabilities	(23.9)%	(419,662,302)
	Total Net Assets	100.0%	$ 1,757,980,793
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $526,127,680, representing 29.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $28,312,662, representing 1.6% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2024.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2024, the market value of securities pledged was $2,706,902.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $4,577,009.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	Investment valued using significant unobservable inputs.
(20)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	34	06/28/2024	$ 6,952,469	$ 2,613
U.S. Treasury 5-Year Note Future	598	06/28/2024	63,995,344	171,470
U.S. Treasury 10-Year Note Future	260	06/18/2024	28,807,187	88,068
U.S. Treasury 10-Year Ultra Future	256	06/18/2024	29,340,000	117,692
Total				$ 379,843
Short position contracts:
Euro BUXL 30-Year Bond Future	39	06/06/2024	$ 5,713,805	$ (117,646)
Euro-BUND Future	105	06/06/2024	15,109,185	(119,978)
Long Gilt Future	215	06/26/2024	27,119,938	(144,396)
U.S. Treasury Long Bond Future	135	06/18/2024	16,259,063	(183,717)
U.S. Treasury Ultra Bond Future	194	06/18/2024	25,026,000	(244,607)
Total				$ (810,344)
Total futures contracts				$ (430,501)

TBA Sale Commitments Outstanding at March 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$ 10,225,000	04/20/2054	$ (8,718,838)	$ 20,367
Government National Mortgage Association, 3.00%	8,629,000	04/20/2054	(7,617,824)	9,004
Government National Mortgage Association, 4.00%	11,225,000	04/20/2054	(10,513,914)	1,931
Government National Mortgage Association, 4.50%	2,250,000	04/20/2054	(2,163,742)	(10,774)
Uniform Mortgage-Backed Security, 2.00%	1,100,000	04/01/2039	(975,331)	3,540
Uniform Mortgage-Backed Security, 3.00%	16,105,000	04/01/2054	(13,870,497)	75,701
Uniform Mortgage-Backed Security, 3.50%	13,233,000	04/01/2054	(11,855,428)	94,952
Uniform Mortgage-Backed Security, 4.00%	4,659,000	04/01/2054	(4,318,726)	24,104
Uniform Mortgage-Backed Security, 4.50%	3,936,000	04/01/2039	(3,876,995)	(2,341)
Uniform Mortgage-Backed Security, 5.00%	20,075,000	04/01/2054	(19,602,744)	19,415
Uniform Mortgage-Backed Security, 6.50%	16,010,000	04/01/2054	(16,362,818)	(28,507)
Uniform Mortgage-Backed Security, 7.00%	11,370,000	04/01/2054	(11,722,422)	8,221
Total TBA sale commitments (proceeds receivable $111,814,892)			$ (111,599,279)	$ 215,613
At March 31, 2024, the aggregate market value of TBA Sale Commitments represents (6.3)% of total net assets.

52

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	$ 37,801	$ —	$ 1,434,670	$ 1,396,869
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	42,050	—	502,018	459,968
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(66,140)	520,413	586,553
3.59% Fixed	12 Mo. USD SOFR	USD	9,465,000	09/20/2053	Annual	39,953	—	149,987	110,034
Total centrally cleared interest rate swaps contracts						$ 119,804	$ (66,140)	$ 2,607,088	$ 2,553,424

Foreign Currency Contracts Outstanding at March 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,448,000	EUR	1,591,196	USD	NWM	06/18/2024	$ (24,021)
7,947,344	USD	40,057,000	BRL	GSC	06/20/2024	21,569
33,634,778	USD	30,557,000	EUR	BNP	06/20/2024	559,998
867,921	USD	794,000	EUR	HSBC	06/20/2024	8,498
Total foreign currency contracts						$ 566,044
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 362,229,006	$ —	$ 362,229,006	$ —
Corporate Bonds	527,961,037	—	527,961,037	—
Foreign Government Obligations	62,577,218	—	62,577,218	—
Municipal Bonds	23,849,519	—	23,849,519	—
Senior Floating Rate Interests	7,573	—	7,573	—
U.S. Government Agencies	942,651,365	—	942,651,365	—
U.S. Government Securities	249,157,053	—	249,157,053	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	1,893,257	1,893,257	—	—
Short-Term Investments	7,317,067	866,586	6,450,481	—
Foreign Currency Contracts(2)	590,065	—	590,065	—
Futures Contracts(2)	379,843	379,843	—	—
Swaps - Interest Rate(2)	2,553,424	—	2,553,424	—
Total	$ 2,181,166,427	$ 3,139,686	$ 2,178,026,741	$ —
Liabilities
Foreign Currency Contracts(2)	$ (24,021)	$ —	$ (24,021)	$ —
Futures Contracts(2)	(810,344)	(810,344)	—	—
TBA Sale Commitments	(111,599,279)	—	(111,599,279)	—
Total	$ (112,433,644)	$ (810,344)	$ (111,623,300)	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.3%
	Asset-Backed - Automobile - 24.8%
	Ally Auto Receivables Trust
$ 332,196	4.62%, 10/15/2025	$ 331,940
177,964	5.29%, 06/16/2025	177,917
2,090,426	5.76%, 11/15/2026	2,092,161
	American Credit Acceptance Receivables Trust
297,759	5.45%, 09/14/2026(1)	297,664
276,702	5.89%, 10/13/2026(1)	276,730
519,924	6.00%, 03/12/2027(1)	520,431
	AmeriCredit Automobile Receivables Trust
272,450	0.68%, 10/19/2026	270,276
1,969,000	1.01%, 01/19/2027	1,852,621
1,494,665	2.45%, 11/18/2026	1,469,373
115,916	4.20%, 12/18/2025	115,759
1,697,502	5.84%, 10/19/2026	1,698,060
	ARI Fleet Lease Trust
365,000	5.30%, 11/15/2032(1)	364,257
1,196,401	5.41%, 02/17/2032(1)	1,193,567
475,000	6.05%, 07/15/2032(1)	478,077
1,052,976	Bank of America Auto Trust 5.83%, 05/15/2026(1)	1,053,959
	BMW Vehicle Lease Trust
127,576	5.27%, 02/25/2025	127,544
1,304,557	5.95%, 08/25/2025	1,306,081
	Bridgecrest Lending Auto Securitization Trust
860,000	5.82%, 09/15/2026	859,745
657,413	6.34%, 07/15/2026	658,576
	Capital One Prime Auto Receivables Trust
1,519,056	3.17%, 04/15/2027	1,488,330
453,951	5.20%, 05/15/2026	453,340
	CarMax Auto Owner Trust
865,000	4.75%, 10/15/2027	858,018
396,726	5.23%, 01/15/2026	396,368
1,070,782	5.50%, 06/15/2026	1,070,157
1,139,339	5.72%, 11/16/2026	1,139,936
	Carvana Auto Receivables Trust
196,271	0.49%, 03/10/2026	194,573
270,443	0.70%, 01/10/2028	259,124
98,648	0.83%, 09/11/2028	98,162
90,929	4.42%, 12/10/2025	90,849
956,000	5.50%, 08/10/2027(1)	955,702
1,229,000	5.76%, 04/12/2027(1)	1,229,305
610,000	5.77%, 04/12/2027(1)	610,104
337,341	6.09%, 11/10/2026(1)	337,740
1,543,353	6.23%, 01/11/2027(1)	1,546,930
699,544	6.41%, 09/10/2027(1)	702,365
1,245,000	Chase Auto Owner Trust 5.48%, 04/26/2027(1)	1,245,700
	Chesapeake Funding II LLC
27,232	0.87%, 08/15/2032(1)	27,164
1,399,246	5.65%, 05/15/2035(1)	1,400,785
274,094	5.66%, 04/15/2033, 30 day USD SOFR Average + 0.34%(1)(2)	273,416
	Citizens Auto Receivables Trust
1,495,000	5.43%, 10/15/2026(1)	1,493,773
1,870,511	6.09%, 10/15/2026(1)	1,874,257
	CPS Auto Receivables Trust
77,431	2.88%, 06/15/2026(1)	77,330
83,564	4.18%, 04/15/2030(1)	83,421
440,668	5.54%, 03/16/2026(1)	440,528
562,471	5.71%, 09/15/2027(1)	563,778
917,663	5.91%, 08/16/2027(1)	918,160
339,842	6.13%, 09/15/2026(1)	340,248
705,344	6.40%, 06/15/2027(1)	707,408
220,647	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	219,069
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.3% - (continued)
	Asset-Backed - Automobile - 24.8% - (continued)
$ 78,035	Donlen Fleet Lease Funding 2 LLC 0.56%, 12/11/2034(1)	$ 77,730
53,043	Drive Auto Receivables Trust 1.02%, 06/15/2027	52,927
	DT Auto Owner Trust
1,167,866	5.48%, 04/15/2027(1)	1,166,616
779,264	5.88%, 04/15/2027(1)	779,583
907,323	6.29%, 08/16/2027(1)	909,937
	Enterprise Fleet Financing LLC
568,457	0.48%, 05/20/2027(1)	559,052
298,453	4.38%, 07/20/2029(1)	295,270
1,190,000	5.23%, 03/20/2030(1)	1,188,246
801,946	5.51%, 01/22/2029(1)	801,262
1,380,606	5.56%, 04/22/2030(1)	1,382,116
1,234,933	5.76%, 10/22/2029(1)	1,236,902
3,320,000	6.40%, 03/20/2030(1)	3,371,176
28,920	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	28,764
	Exeter Automobile Receivables Trust
750,000	5.60%, 08/17/2026	749,360
1,205,000	5.70%, 05/15/2026	1,205,026
495,000	6.04%, 07/15/2026	495,277
369,504	6.07%, 12/15/2025	369,714
242,976	6.11%, 09/15/2025	243,090
234,217	FHF Trust 0.83%, 12/15/2026(1)	227,670
2,035,204	Fifth Third Auto Trust 5.80%, 11/16/2026	2,036,713
	First Investors Auto Owner Trust
305,983	0.48%, 03/15/2027(1)	302,545
637,418	2.03%, 01/15/2027(1)	628,796
	Flagship Credit Auto Trust
116,552	0.36%, 07/15/2027(1)	115,809
344,733	0.81%, 07/17/2026(1)	341,214
1,061,247	5.76%, 04/15/2027(1)	1,060,602
1,121,933	5.89%, 07/15/2027(1)	1,122,999
	Ford Credit Auto Lease Trust
331,730	5.19%, 06/15/2025	331,619
1,515,000	5.24%, 07/15/2026	1,512,622
	Ford Credit Auto Owner Trust
34,723	4.52%, 04/15/2025	34,705
597,713	5.14%, 03/15/2026	596,519
358,142	5.37%, 08/15/2025	358,074
1,525,919	5.57%, 06/15/2026	1,526,225
	Foursight Capital Automobile Receivables Trust
134,554	4.49%, 03/16/2026(1)	134,458
225,500	5.43%, 10/15/2026(1)	225,268
1,377,460	5.99%, 05/15/2028(1)	1,382,008
	GLS Auto Receivables Issuer Trust
79,299	3.55%, 01/15/2026(1)	79,216
195,182	4.59%, 05/15/2026(1)	194,810
2,800,000	5.57%, 02/16/2027(1)	2,797,511
1,047,003	5.70%, 01/15/2027(1)	1,045,021
1,045,003	5.98%, 08/17/2026(1)	1,045,469
1,288,360	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	1,297,559
	GM Financial Automobile Leasing Trust
1,500,000	1.96%, 02/20/2026	1,490,401
785,000	5.16%, 04/20/2026	783,186
205,997	5.27%, 06/20/2025	205,859
461,565	5.44%, 10/20/2025	461,284
2,369,877	5.58%, 01/20/2026	2,369,957
	GM Financial Consumer Automobile Receivables Trust
581,869	4.60%, 11/17/2025	580,865
521,002	5.10%, 05/18/2026	519,983
445,000	5.12%, 02/16/2027	443,944

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.3% - (continued)
	Asset-Backed - Automobile - 24.8% - (continued)
$ 878,255	5.19%, 03/16/2026	$ 877,110
1,084,155	5.74%, 09/16/2026	1,085,010
2,510,000	5.89%, 11/16/2026	2,515,963
	Honda Auto Receivables Owner Trust
689,808	5.41%, 04/15/2026	689,243
2,250,000	5.87%, 06/22/2026	2,257,152
1,490,000	Huntington Auto Trust 5.50%, 03/15/2027(1)	1,489,789
	Hyundai Auto Lease Securitization Trust
1,585,000	5.05%, 01/15/2026(1)	1,579,996
1,750,000	5.15%, 06/15/2026(1)	1,746,412
203,385	5.20%, 04/15/2025(1)	203,316
1,814,783	5.85%, 03/16/2026(1)	1,818,569
	Hyundai Auto Receivables Trust
792,073	5.19%, 12/15/2025	790,794
1,780,903	5.77%, 05/15/2026	1,783,088
	LAD Auto Receivables Trust
1,085,000	5.44%, 11/16/2026(1)	1,083,354
937,853	6.09%, 06/15/2026(1)	938,561
1,203,899	Mercedes-Benz Auto Lease Trust 5.24%, 11/17/2025	1,202,277
1,065,000	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	1,054,894
	Nissan Auto Lease Trust
2,410,000	4.91%, 01/15/2026	2,400,974
2,390,000	5.11%, 10/15/2026	2,382,996
655,119	5.74%, 08/15/2025	655,423
	Nissan Auto Receivables Owner Trust
235,898	4.50%, 08/15/2025	235,491
696,200	5.34%, 02/17/2026	695,447
	Porsche Financial Auto Securitization Trust
1,023,367	5.42%, 12/22/2026(1)	1,022,827
1,002,916	5.88%, 11/23/2026(1)	1,004,110
	Santander Drive Auto Receivables Trust
628,856	1.26%, 02/16/2027	620,177
180,468	5.36%, 05/15/2026	180,442
745,000	5.71%, 02/16/2027	745,339
31,489	5.81%, 01/15/2026	31,493
313,844	6.08%, 08/17/2026	314,213
534,920	6.08%, 05/17/2027	536,312
2,548,471	6.18%, 02/16/2027	2,553,039
	SBNA Auto Lease Trust
1,150,000	5.39%, 11/20/2026(1)	1,150,035
895,000	6.27%, 04/20/2026(1)	898,956
	SFS Auto Receivables Securitization Trust
900,000	5.35%, 06/21/2027(1)	898,602
654,962	5.89%, 03/22/2027(1)	655,999
	Tesla Auto Lease Trust
950,000	5.37%, 06/22/2026(1)	949,286
723,856	5.86%, 08/20/2025(1)	724,813
1,370,734	6.02%, 09/22/2025(1)	1,374,007
1,930,000	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	1,930,893
747,279	Toyota Auto Receivables Owner Trust 5.28%, 05/15/2026	746,350
970,000	USAA Auto Owner Trust 5.83%, 07/15/2026(1)	970,978
732,638	Volkswagen Auto Loan Enhanced Trust 5.50%, 12/21/2026	732,464
	Westlake Automobile Receivables Trust
1,600,000	1.23%, 04/15/2026(1)	1,564,123
759,304	5.51%, 06/15/2026(1)	758,826
580,000	5.62%, 03/15/2027(1)	579,738
3,255,000	5.80%, 02/16/2027(1)	3,262,586
1,066,519	5.89%, 02/16/2027(1)	1,068,179
1,215,007	5.96%, 10/15/2026(1)	1,215,951
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.3% - (continued)
	Asset-Backed - Automobile - 24.8% - (continued)
$ 270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	$ 270,314
	Wheels Fleet Lease Funding 1 LLC
1,740,000	5.80%, 04/18/2038(1)	1,741,045
1,000,000	6.46%, 08/18/2038(1)	1,007,921
	World Omni Auto Receivables Trust
112,759	2.77%, 10/15/2025	112,582
616,113	5.18%, 07/15/2026	615,330
379,610	5.25%, 11/16/2026	379,077
689,480	World Omni Automobile Lease Securitization Trust 5.47%, 11/17/2025	688,962
	World Omni Select Auto Trust
949,984	0.53%, 03/15/2027	936,991
1,252,960	5.92%, 03/15/2027	1,254,583
		137,388,139
	Commercial Mortgage-Backed Securities - 0.0%
191,526	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	187,925
	Other Asset-Backed Securities - 9.5%
	Affirm Asset Securitization Trust
331,826	4.55%, 06/15/2027(1)	329,099
975,000	6.61%, 01/18/2028(1)	981,021
88,537	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	88,025
471,977	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	470,809
1,035,000	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	1,035,057
57,020	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	56,757
675,000	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	678,623
	BHG Securitization Trust
757,076	1.71%, 02/20/2035(1)	743,889
194,253	5.32%, 10/17/2035(1)	193,597
	CCG Receivables Trust
47,139	0.30%, 06/14/2027(1)	46,868
315,443	0.54%, 03/14/2029(1)	307,886
1,574,350	3.91%, 07/16/2029(1)	1,554,563
1,466,070	5.82%, 09/16/2030(1)	1,470,964
39,254	CFMT LLC 3.17%, 07/25/2054(1)(3)	38,742
	CNH Equipment Trust
1,440,000	5.19%, 07/15/2027	1,436,962
613,732	5.34%, 09/15/2026	612,746
702,955	5.42%, 07/15/2026	702,546
1,600,272	Daimler Trucks Retail Trust 6.03%, 09/15/2025	1,602,177
	Dell Equipment Finance Trust
670,863	5.84%, 01/22/2029(1)	671,329
605,000	6.10%, 04/23/2029(1)	606,888
	Dext ABS LLC
240,362	1.12%, 02/15/2028(1)	235,855
2,284,065	6.56%, 05/15/2034(1)	2,290,662
832,799	DLLAA LLC 5.93%, 07/20/2026(1)	834,285
	DLLAD LLC
1,603,486	0.64%, 09/21/2026(1)	1,552,044
1,025,924	5.19%, 04/20/2026(1)	1,023,107
1,353,881	DLLMT LLC 5.78%, 11/20/2025(1)	1,353,465
	DLLST LLC
401,585	3.40%, 01/21/2025(1)	399,967
640,000	5.33%, 01/20/2026(1)	638,619
69,770	FCI Funding LLC 1.13%, 04/15/2033(1)	68,780
1,890,000	Granite Park Equipment Leasing LLC 6.51%, 05/20/2030(1)	1,900,941
	GreatAmerica Leasing Receivables
1,655,000	5.32%, 08/17/2026(1)	1,652,168

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.3% - (continued)
	Other Asset-Backed Securities - 9.5% - (continued)
$ 1,105,842	5.35%, 02/16/2026(1)	$ 1,103,781
864,507	GreatAmerica Leasing Receivables Funding LLC 4.92%, 05/15/2025(1)	862,569
	HPEFS Equipment Trust
5	3.15%, 09/20/2029(1)	5
1,340,000	5.18%, 05/20/2031(1)	1,337,443
459,056	5.26%, 08/20/2029(1)	458,667
760,000	5.43%, 08/20/2029(1)	759,390
1,030,000	6.04%, 01/21/2031(1)	1,033,955
	John Deere Owner Trust
1,251,147	5.28%, 03/16/2026	1,248,947
1,900,070	5.59%, 06/15/2026	1,900,507
	Kubota Credit Owner Trust
1,610,000	5.39%, 01/15/2027(1)	1,609,253
624,503	5.40%, 02/17/2026(1)	623,952
2,856,069	5.61%, 07/15/2026(1)	2,856,311
	Marlette Funding Trust
102,802	5.18%, 11/15/2032(1)	102,637
777,762	6.04%, 06/15/2033(1)	777,258
699,718	6.07%, 04/15/2033(1)	699,735
884,467	6.49%, 09/15/2033(1)	885,476
	MMAF Equipment Finance LLC
27,694	2.01%, 12/12/2024(1)	27,673
2,375,000	5.20%, 09/13/2027(1)	2,368,613
148,506	5.57%, 09/09/2025(1)	148,489
1,582,954	5.79%, 11/13/2026(1)	1,585,322
312,295	New York City Tax Lien Trust 2.10%, 11/10/2034(1)	310,424
2,225,000	PFS Financing Corp. 0.77%, 08/15/2026(1)	2,183,327
	SCF Equipment Leasing LLC
335,189	6.24%, 07/20/2028(1)	335,355
1,935,000	6.56%, 01/22/2030(1)	1,951,175
159,910	SoFi Consumer Loan Program Trust 5.81%, 05/15/2031(1)	159,826
1,545,000	Verizon Master Trust 5.23%, 11/22/2027	1,541,561
		52,450,092
	Whole Loan Collateral CMO - 3.0%
553,016	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	510,664
	BRAVO Residential Funding Trust
311,510	0.94%, 02/25/2049(1)(3)	272,912
335,174	0.97%, 03/25/2060(1)(3)	312,364
1,052,801	1.70%, 04/25/2060(1)(3)	967,139
170,510	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	165,546
	COLT Mortgage Loan Trust
1,558,643	1.11%, 10/25/2066(1)(3)	1,289,843
405,630	1.33%, 10/26/2065(1)(3)	362,148
1,907,332	1.40%, 10/25/2066(1)(3)	1,560,991
82,850	1.51%, 04/27/2065(1)(3)	78,287
1,032,290	1.73%, 11/26/2066(1)(3)	873,372
1,180,208	CSMC Trust 3.57%, 07/25/2049(1)(4)	1,093,427
	Ellington Financial Mortgage Trust
413,313	0.93%, 06/25/2066(1)(3)	332,072
50,627	2.74%, 11/25/2059(1)(3)	47,880
	GCAT Trust
2,622,424	1.26%, 07/25/2066(1)(3)	2,139,746
584,815	1.92%, 08/25/2066(1)(3)	508,707
	MFA Trust
267,076	1.01%, 01/26/2065(1)(3)	243,995
488,398	1.03%, 11/25/2064(1)(3)	420,005
	New Residential Mortgage Loan Trust
1,326,613	1.16%, 11/27/2056(1)(3)	1,113,522
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.3% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 389,214	4.00%, 08/27/2057(1)(3)	$ 368,431
32,301	OBX Trust 6.09%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	31,026
68,304	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	65,090
1,789,128	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,452,994
	Starwood Mortgage Residential Trust
242,645	0.94%, 05/25/2065(1)(3)	221,728
33,306	2.28%, 02/25/2050(1)(3)	31,137
	Towd Point Mortgage Trust
397,628	2.75%, 06/25/2057(1)(3)	380,624
737,161	3.75%, 03/25/2058(1)(3)	720,060
120,118	6.04%, 02/25/2057, 1 mo. USD Term SOFR + 0.71%(1)(2)	122,054
	Verus Securitization Trust
1,086,556	1.63%, 10/25/2066(1)(3)	910,512
120,592	3.64%, 11/25/2059(1)(4)	116,685
196,863	3.69%, 11/25/2059(1)(3)	190,245
		16,903,206
	Total Asset & Commercial Mortgage-Backed Securities (cost $209,433,643)	$ 206,929,362
CORPORATE BONDS - 33.3%
	Aerospace/Defense - 0.2%
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	$ 935,063
	Agriculture - 0.5%
1,700,000	Cargill, Inc. 3.50%, 04/22/2025(1)	1,669,412
1,225,000	Philip Morris International, Inc. 5.13%, 11/15/2024	1,222,118
		2,891,530
	Auto Manufacturers - 1.2%
1,400,000	American Honda Finance Corp. 4.95%, 01/09/2026	1,397,007
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	563,023
875,000	5.60%, 08/08/2025(1)	875,658
1,500,000	General Motors Financial Co., Inc. 5.97%, 10/15/2024, 3 mo. USD SOFR + 0.62%(2)	1,499,935
1,000,000	Hyundai Capital America 6.25%, 11/03/2025(1)	1,010,416
1,225,000	Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(1)	1,224,624
		6,570,663
	Beverages - 0.7%
1,725,000	Constellation Brands, Inc. 3.60%, 05/09/2024	1,720,903
730,000	Diageo Capital PLC 5.20%, 10/24/2025	730,685
1,750,000	JDE Peet's NV 0.80%, 09/24/2024(1)	1,706,583
		4,158,171
	Chemicals - 0.6%
1,700,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	1,591,420
1,225,000	Linde, Inc. 4.80%, 12/05/2024	1,220,233
580,000	Nutrien Ltd. 5.95%, 11/07/2025	584,882
		3,396,535
	Commercial Banks - 17.2%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	1,627,943

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 17.2% - (continued)
$ 1,750,000	ANZ New Zealand International Ltd. 5.96%, 02/18/2025, 3 mo. USD SOFR + 0.60%(1)(2)(6)	$ 1,754,590
1,400,000	Banco Santander SA 3.89%, 05/24/2024	1,396,592
	Bank of America Corp.
1,025,000	3.84%, 04/25/2025, (3.84% fixed rate until 04/25/2024; 6 mo. USD SOFR + 1.11% thereafter)(5)	1,023,629
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	920,537
1,525,000	6.04%, 04/22/2025, 3 mo. USD SOFR + 0.69%(2)	1,525,211
2,000,000	Bank of America NA 5.65%, 08/18/2025	2,012,396
	Bank of New York Mellon
430,000	5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(5)	429,212
1,000,000	5.22%, 11/21/2025, (5.22% fixed rate until 11/21/2024; 6 mo. USD SOFR + 0.80% thereafter)(5)	998,264
3,675,000	Bank of Nova Scotia 5.73%, 07/31/2024, 3 mo. USD SOFR + 0.38%(2)	3,675,978
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)(6)	990,342
1,250,000	4.94%, 01/26/2026(1)	1,242,203
875,000	5.90%, 07/13/2026(1)	886,550
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(5)	973,446
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,127,609
1,400,000	Citigroup, Inc. 6.05%, 01/25/2026, 3 mo. USD SOFR + 0.69%(2)	1,401,520
	Citizens Bank NA
1,025,000	4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.40% thereafter)(5)	1,021,032
750,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(5)	747,051
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,246,851
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,207,554
750,000	Credit Suisse AG 4.75%, 08/09/2024	747,267
	Danske Bank AS
1,180,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(5)	1,191,593
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	752,914
1,880,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/27/2024; 6 mo. USD SOFR + 1.23% thereafter)(5)	1,878,676
	Goldman Sachs Group, Inc.
1,250,000	5.70%, 11/01/2024	1,250,525
1,750,000	5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 6 mo. USD SOFR + 1.08% thereafter)(5)	1,756,032
1,500,000	5.86%, 09/10/2024, 3 mo. USD SOFR + 0.50%(2)	1,500,536
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(5)	1,286,250
1,025,000	HSBC USA, Inc. 3.75%, 05/24/2024	1,022,661
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 17.2% - (continued)
	Huntington National Bank
$ 1,175,000	4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.21% thereafter)(5)	$ 1,170,599
1,250,000	5.70%, 11/18/2025, (5.70% fixed rate until 11/18/2024; 6 mo. USD SOFR + 1.22% thereafter)(5)	1,242,825
	JP Morgan Chase & Co.
1,350,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.98% thereafter)(5)	1,344,160
850,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(5)	849,098
2,000,000	5.89%, 06/01/2025, 3 mo. USD SOFR + 0.54%(2)	2,001,128
1,250,000	KeyBank NA 5.68%, 06/14/2024, 3 mo. USD SOFR + 0.32%(2)	1,249,999
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	780,086
	Macquarie Group Ltd.
1,500,000	6.06%, 10/14/2025, 3 mo. USD SOFR + 0.71%(1)(2)	1,498,890
1,200,000	6.21%, 11/22/2024(1)	1,203,180
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,260,232
1,850,000	5.40%, 11/21/2025	1,833,684
	Morgan Stanley
1,350,000	3.62%, 04/17/2025, (3.62% fixed rate until 04/17/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	1,348,509
1,225,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(5)	1,220,598
	Morgan Stanley Bank NA
1,250,000	4.75%, 04/21/2026	1,242,077
1,500,000	5.48%, 07/16/2025	1,506,040
	National Australia Bank Ltd.
1,225,000	4.97%, 01/12/2026	1,223,605
1,400,000	5.73%, 01/12/2025, 3 mo. USD SOFR + 0.38%(1)(2)	1,401,093
3,725,000	National Bank of Canada 5.84%, 08/06/2024, 3 mo. USD SOFR + 0.49%(2)	3,727,460
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	1,000,141
1,290,000	NatWest Markets PLC 5.88%, 08/12/2024, 3 mo. USD SOFR + 0.53%(1)(2)	1,290,390
	PNC Financial Services Group, Inc.
1,325,000	3.90%, 04/29/2024	1,323,216
1,510,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(5)	1,509,836
	Royal Bank of Canada
875,000	5.20%, 07/20/2026	877,960
950,000	5.66%, 10/25/2024	950,777
1,475,000	5.69%, 10/07/2024, 3 mo. USD SOFR + 0.34%(2)	1,475,657
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)(6)	1,333,916
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	933,675

57

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 17.2% - (continued)
	Standard Chartered PLC
$ 1,225,000	6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)	$ 1,236,116
850,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 1 yr. USD CMT + 3.10% thereafter)(1)(5)	859,573
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(5)	1,510,563
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 5.80%, 09/16/2024, 3 mo. USD SOFR + 0.44%(1)(2)	2,201,573
	Toronto-Dominion Bank
925,000	5.10%, 01/09/2026	926,764
2,200,000	5.71%, 09/10/2024, 3 mo. USD SOFR + 0.35%(2)	2,201,163
	Truist Financial Corp.
1,500,000	5.76%, 06/09/2025, 3 mo. USD SOFR + 0.40%(2)	1,496,230
1,250,000	5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(5)	1,256,522
	UBS AG
2,200,000	5.80%, 08/09/2024, 3 mo. USD SOFR + 0.45%(1)(2)	2,201,188
1,400,000	5.82%, 01/13/2025, 3 mo. USD SOFR + 0.47%(1)(2)	1,400,526
	Wells Fargo Bank NA
1,700,000	4.81%, 01/15/2026	1,691,623
1,750,000	5.55%, 08/01/2025	1,758,541
		95,134,177
	Diversified Financial Services - 1.3%
	American Express Co.
2,050,000	3.38%, 05/03/2024	2,045,686
1,300,000	3.95%, 08/01/2025	1,277,638
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(5)	1,242,630
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	968,706
1,750,000	Charles Schwab Corp. 5.88%, 08/24/2026	1,779,095
		7,313,755
	Electric - 2.4%
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,252,296
1,085,000	Consumers Securitization Funding LLC 5.55%, 03/01/2028	1,088,102
1,350,000	Eversource Energy 4.20%, 06/27/2024	1,345,444
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	495,946
1,520,000	Mississippi Power Co. 5.67%, 06/28/2024, 3 mo. USD SOFR + 0.30%(2)	1,520,121
	NextEra Energy Capital Holdings, Inc.
1,500,000	4.26%, 09/01/2024	1,490,009
980,000	5.75%, 09/01/2025	983,937
525,000	6.05%, 03/01/2025	527,041
1,700,000	Sempra 5.40%, 08/01/2026	1,705,885
1,750,000	Southern California Edison Co. 5.35%, 03/01/2026	1,753,098
1,000,000	Southern Co. 5.15%, 10/06/2025	998,521
		13,160,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Gas - 0.2%
$ 1,000,000	Spire, Inc. 5.30%, 03/01/2026	$ 999,161
	Healthcare - Products - 0.3%
1,550,000	GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,548,022
	Healthcare - Services - 0.6%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,555,576
545,000	Elevance Health, Inc. 5.35%, 10/15/2025(6)	545,293
1,395,000	UnitedHealth Group, Inc. 5.15%, 10/15/2025	1,396,685
		3,497,554
	Insurance - 4.4%
	Athene Global Funding
980,000	5.68%, 02/23/2026(1)	983,872
3,500,000	5.92%, 08/19/2024, 3 mo. USD SOFR + 0.56%(1)(2)	3,502,136
2,620,000	6.06%, 05/24/2024, 3 mo. USD SOFR + 0.70%(1)(2)	2,621,357
1,625,000	Brighthouse Financial Global Funding 6.11%, 04/12/2024, 3 mo. USD SOFR + 0.76%(1)(2)	1,625,149
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	690,337
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	725,951
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,536,741
1,225,000	Jackson National Life Global Funding 5.50%, 01/09/2026(1)	1,219,860
1,550,000	MassMutual Global Funding II 5.71%, 04/12/2024, 3 mo. USD SOFR + 0.36%(1)(2)	1,550,113
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,221,992
1,350,000	New York Life Global Funding 3.15%, 06/06/2024(1)	1,343,801
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,260,749
	Principal Life Global Funding II
2,500,000	5.74%, 08/23/2024, 3 mo. USD SOFR + 0.38%(1)(2)(6)	2,500,338
645,000	5.80%, 04/12/2024, 3 mo. USD SOFR + 0.45%(1)(2)	645,064
	Protective Life Global Funding
1,375,000	3.22%, 03/28/2025(1)	1,345,863
1,525,000	5.37%, 01/06/2026(1)	1,528,454
		24,301,777
	IT Services - 0.2%
875,000	Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	876,699
	Media - 0.2%
1,020,000	Comcast Corp. 5.25%, 11/07/2025	1,024,349
	Oil & Gas - 0.6%
1,400,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,404,382
1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	1,750,430
		3,154,812
	Pharmaceuticals - 0.5%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	463,978
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,220,932
1,050,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2025	1,043,186
		2,728,096

58

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Pipelines - 1.1%
$ 245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	$ 247,733
350,000	Energy Transfer LP 4.25%, 04/01/2024	350,000
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026(6)	924,553
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,048,796
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,069,506
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,704,901
		6,345,489
	REITS - 0.2%
1,220,000	Public Storage Operating Co. 5.82%, 04/23/2024, 3 mo. USD SOFR + 0.47%(2)	1,220,096
	Retail - 0.1%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	801,452
	Semiconductors - 0.4%
1,120,000	Analog Devices, Inc. 5.62%, 10/01/2024, 3 mo. USD SOFR + 0.25%(2)	1,121,050
885,000	Intel Corp. 4.88%, 02/10/2026	882,331
		2,003,381
	Software - 0.0%
275,000	Oracle Corp. 5.80%, 11/10/2025	277,319
	Telecommunications - 0.2%
455,000	NTT Finance Corp. 4.14%, 07/26/2024(1)	452,825
800,000	Sprint LLC 7.13%, 06/15/2024	801,217
		1,254,042
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,007,439
	Total Corporate Bonds (cost $184,592,892)	$ 184,599,982
U.S. GOVERNMENT AGENCIES - 3.3%
	Mortgage-Backed Agencies - 3.3%
	Federal Home Loan Banks - 0.3%
1,500,000	4.88%, 06/14/2024	$ 1,498,474
	Federal Home Loan Mortgage Corp. - 0.9%
586,509	1.00%, 05/15/2041	536,750
208,435	1.75%, 04/15/2027	202,024
40,934	3.00%, 05/15/2043	40,318
266,215	3.50%, 11/15/2025	261,679
1,733,867	3.50%, 05/15/2026	1,702,412
16,609	3.50%, 11/15/2042	16,535
2,067,314	4.00%, 03/15/2037	2,024,679
		4,784,397
	Federal National Mortgage Association - 1.9%
408,225	1.75%, 09/25/2041	379,397
2,184,697	3.00%, 07/25/2043	2,164,322
1,744,501	3.06%, 06/25/2024(3)	1,734,546
731,294	3.50%, 08/25/2026	718,016
795,352	3.50%, 11/01/2034	777,955
893,947	3.50%, 11/25/2038	871,891
986,944	4.00%, 09/25/2039	969,465
1,459,610	4.00%, 07/25/2040	1,427,624
1,526,865	4.00%, 06/25/2041	1,497,114
		10,540,330
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.3% - (continued)
	Mortgage-Backed Agencies - 3.3% - (continued)
	Government National Mortgage Association - 0.2%
$ 342,010	2.50%, 09/20/2046	$ 317,156
930,655	3.50%, 01/20/2052	904,398
		1,221,554
	Total U.S. Government Agencies (cost $18,127,787)	$ 18,044,755
U.S. GOVERNMENT SECURITIES - 11.0%
	U.S. Treasury Securities - 11.0%
	U.S. Treasury Notes - 11.0%
10,000,000	0.75%, 11/15/2024	$ 9,728,613
51,250,000	2.00%, 04/30/2024	51,111,696
	Total U.S. Government Securities (cost $60,951,991)	$ 60,840,309
	Total Long-Term Investments (cost $473,106,313)	$ 470,414,408
SHORT-TERM INVESTMENTS - 15.7%
	Commercial Paper - 0.6%
3,100,000	Australia & New Zealand Banking Group Ltd. 5.41%, 04/22/2024(1)(7)	$ 3,089,928
	Repurchase Agreements - 0.3%
1,879,156	Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/2024 at 5.32%, due on 04/01/2024 with a maturity value of $1,880,267; collateralized by U.S. Treasury Bond at 4.75%, maturing 02/15/2041, with a market value of $1,916,804	1,879,156
	Securities Lending Collateral - 0.4%
297,453	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(8)	297,453
991,510	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(8)	991,510
297,453	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(8)	297,453
297,453	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(8)	297,453
		1,883,869
	U.S. Treasury Securities - 14.4%
	U.S. Treasury Bills - 14.4%
4,400,000	5.00%, 04/16/2024(7)	4,390,375
6,000,000	5.08%, 04/23/2024(7)	5,980,860
3,000,000	5.10%, 03/20/2025(7)	2,859,584
5,000,000	5.13%, 04/30/2024(7)	4,979,015
5,000,000	5.16%, 05/07/2024(7)	4,974,000
6,000,000	5.19%, 05/21/2024(7)	5,956,792
5,000,000	5.19%, 06/04/2024(7)	4,954,085
10,000,000	5.21%, 05/28/2024(7)	9,916,887
2,000,000	5.24%, 05/23/2024(7)	1,984,891
2,000,000	5.24%, 08/22/2024(7)	1,959,233
5,000,000	5.26%, 05/14/2024(7)	4,968,497
4,500,000	5.28%, 05/30/2024(7)	4,461,189
10,000,000	5.28%, 07/30/2024(7)	9,827,987

59

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 15.7% - (continued)
	U.S. Treasury Securities - 14.4% - (continued)
	U.S. Treasury Bills - 14.4 - (continued)
$ 5,000,000	5.28%, 09/26/2024(7)		$ 4,873,463
8,000,000	5.29%, 06/25/2024(7)		7,902,313
			79,989,171
	Total Short-Term Investments (cost $86,841,976)		$ 86,842,124
	Total Investments (cost $559,948,289)	100.6%	$ 557,256,532
	Other Assets and Liabilities	(0.6)%	(3,229,924)
	Total Net Assets	100.0%	$ 554,026,608
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $202,835,220, representing 36.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 206,929,362	$ —	$ 206,929,362	$ —
Corporate Bonds	184,599,982	—	184,599,982	—
U.S. Government Agencies	18,044,755	—	18,044,755	—
U.S. Government Securities	60,840,309	—	60,840,309	—
Short-Term Investments	86,842,124	1,883,869	84,958,255	—
Total	$ 557,256,532	$ 1,883,869	$ 555,372,663	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
60

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
NWM	NatWest Markets Plc
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
TBA	To Be Announced

61